                                [NATIONWIDE LOGO]





                                  NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-7



                               SEMI-ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                                 JUNE 30, 2002






                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

                                [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220





                     [PHOTO OF JOSEPH J. GASPER, PRESIDENT]





                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide Variable Account-7.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.



                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                August 15, 2002


                                        3
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                                        4
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HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-7. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-494-1132 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwannuities.com/fidelity for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 68. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 11 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 43, provide further disclosures about the variable account and its underlying contract provisions.

                          NATIONWIDE VARIABLE ACCOUNT-7

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2002
                                   (UNAUDITED)

ASSETS:
  Investments at fair value:
    AIM VIF - Basic Value Fund-Series II (AIMBValue2)
      340,271 shares (cost $3,489,323) .................................................   $3,150,914
    AIM VIF - Capital Appreciation Fund-Series II (AIMCapAp2)
      9,273 shares (cost $179,771) .....................................................      172,478
    AIM VIF - Capital Development Fund-Series II (AIMCapDev2)
      10 shares (cost $111) ............................................................          110
    AIM VIF - International Equity Fund-Series II (AIMIntEq2)
      22,927 shares (cost $346,415) ....................................................      343,452
    AIM VIF - Mid Cap Core Equity Fund-Series I (AIMMidCore)
      2,567 shares (cost $27,130) ......................................................       26,979
    AIM VIF - Premier Equity Fund-Series II (AIMPreEq2)
      8,056 shares (cost $163,693) .....................................................      147,994
    Alliance VPSF - Alliance Bernstein International Value Portfolio-Class B (AlIntlVal)
      76,250 shares (cost $821,370) ....................................................      819,684
    Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio-Class B (AlSmCapVal)
      200,318 shares (cost $2,503,363) .................................................    2,369,758
    Alliance VPSF - Growth & Income Portfolio-Class B (AlGrInc)
      49,636 shares (cost $1,048,377) ..................................................      912,304
    Alliance VPSF - Premier Growth Portfolio-Class B (AlPremGr)
      11,440 shares (cost $248,814) ....................................................      225,021
    Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
      124 shares (cost $1,585) .........................................................        1,569
    Dreyfus GVIT Mid Cap Index Fund - Class II (DryMidCapIx2)
      10,192 shares (cost $135,472) ....................................................      128,526
    Dreyfus IP - Small Cap Stock Index Portfolio-Service Class (DrySmCapIxS)
      206 shares (cost $2,378) .........................................................        2,335
    Dreyfus Stock Index Fund (DryStkIx)
      267 shares (cost $7,011) .........................................................        6,759
    Federated IS - Federated American Leaders Fund II-Service Shares (FedAmLeadS)
      128 shares (cost $2,344) .........................................................        2,214
    Federated IS - Federated Capital Appreciation Fund II-Service Shares (FedCapApS)
      1,127 shares (cost $5,831) .......................................................        5,622
    Federated IS - Federated Growth Strategies Fund II (FedGrStrat)
      1,311 shares (cost $19,999) ......................................................       19,770
    Federated IS - Federated High Income Bond Fund II-Service Shares (FedHiIncS)
      152,991 shares (cost $1,098,571) .................................................    1,054,111
    Federated IS - Federated International Equity Fund II (FedIntEq)
      341 shares (cost $3,631) .........................................................        3,644

    Federated IS - Federated Quality Bond Fund II-Primary Shares (FedQualBd)
      3,675 shares (cost $40,518) .....................................................        40,384
    Federated IS - Federated Quality Bond Fund II-Service Shares (FedQualBdS)
      41,014 shares (cost $452,366) ...................................................       450,738
    Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
      3,014,673 shares (cost $71,819,251) .............................................    61,861,085
    Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
      1,865,172 shares (cost $44,898,178) .............................................    38,161,418
    Fidelity(R) VIP - Equity-Income Portfolio: Service Class 2 (FidVIPEI2)
      1,316,041 shares (cost $30,254,143) .............................................    26,807,762
    Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
      2,692,569 shares (cost $132,236,168) ............................................    72,914,772
    Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
      2,161,563 shares (cost $102,182,934) ............................................    58,340,581
    Fidelity(R) VIP - Growth Portfolio: Service Class 2 (FidVIPGr2)
      1,213,036 shares (cost $48,879,014) .............................................    32,570,004
    Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
      7,941,622 shares (cost $52,935,597) .............................................    43,520,090
    Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
      3,858,714 shares (cost $35,946,395) .............................................    21,068,581
    Fidelity(R) VIP - High Income Portfolio: Service Class 2 (FidVIPHI2)
      1,735,421 shares (cost $12,700,168) .............................................     9,423,335
    Fidelity(R) VIP - Money Market Portfolio: Initial Class (FidVIPMMkt)
      102,062,105 shares (cost $102,062,105) ..........................................   102,062,104
    Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
      3,185,227 shares (cost $66,347,226) .............................................    42,777,598
    Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
      1,118,965 shares (cost $19,361,086) .............................................    14,982,944
    Fidelity(R) VIP - Overseas Portfolio: Service Class 2 (FidVIPOvS2)
      658,768 shares (cost $8,917,842) ................................................     8,781,383
    Fidelity(R) VIP - Value Portfolio: Service Class (FidVIPValS)
      139,155 shares (cost $1,345,823) ................................................     1,239,869
    Fidelity(R) VIP - Value Portfolio: Service Class 2 (FidVIPValS2)
      198,982 shares (cost $1,879,065) ................................................     1,770,944
    Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
      936,373 shares (cost $15,240,042) ...............................................    11,985,569
    Fidelity(R) VIP II - Asset Manager Portfolio: Service Class (FidVIPAMS)
      691,279 shares (cost $11,417,488) ...............................................     8,793,072
    Fidelity(R) VIP II - Asset Manager Portfolio: Service Class 2 (FidVIPAM2)
      474,223 shares (cost $7,097,924) ................................................     6,003,668
    Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Initial Class (FidVIPAMGr)
      734,257 shares (cost $11,431,919) ...............................................     7,827,177
    Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service Class (FidVIPAMGrS)
      500,185 shares (cost $7,728,963) ................................................     5,306,961
    Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service Class 2 (FidVIPAMGrS2)
      369,007 shares (cost $5,065,132) ................................................     3,896,718
    Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
      3,986,594 shares (cost $96,835,986) .............................................    78,974,430

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

    Fidelity(R)VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
      2,454,953 shares (cost $61,737,886) ................................................    48,485,331
    Fidelity(R)VIP II - Contrafund Portfolio: Service Class 2 (FidVIPCon2)
      1,121,470 shares (cost $25,141,015) ................................................    22,059,314
    Fidelity(R)VIP II - Index 500 Portfolio: Initial Class (FidVIPI500)
      1,064,576 shares (cost $158,093,634) ...............................................   118,636,316
    Fidelity(R)VIP II - Investment Grade Bond Portfolio: Initial Class (FidVIPIGBd)
      7,767,283 shares (cost $96,409,438) ................................................    99,498,890
    Fidelity(R)VIP III - Aggressive Growth Portfolio: Service Class (FidVIPAgGrS)
      40,560 shares (cost $314,621) ......................................................       284,328
    Fidelity(R)VIP III - Aggressive Growth Portfolio: Service Class 2 (FidVIPAgGr2)
      258,797 shares (cost $1,904,575) ...................................................     1,796,047
    Fidelity(R)VIP III - Balanced Portfolio: Initial Class (FidVIPBal)
      6,117,714 shares (cost $82,848,960) ................................................    75,003,178
    Fidelity(R)VIP III - Balanced Portfolio: Service Class (FidVIPBalS)
      1,650,516 shares (cost $24,283,206) ................................................    20,152,802
    Fidelity(R)VIP III - Balanced Portfolio: Service Class 2 (FidVIPBal2)
      887,469 shares (cost $12,303,776) ..................................................    10,791,623
    Fidelity(R)VIP III - Dynamic Capital Appreciation Fund: Service Class (FidVIPDyCapS)
      158,214 shares (cost $996,441) .....................................................       908,146
    Fidelity(R)VIP III - Dynamic Capital Appreciation Fund: Service Class 2 (FidVIPDyCap2)
      518,999 shares (cost $3,528,205) ...................................................     2,973,862
    Fidelity(R)VIP III - Growth & Income Portfolio: Initial Class (FidVIPGrIn)
      3,347,579 shares (cost $50,872,588) ................................................    37,559,833
    Fidelity(R)VIP III - Growth & Income Portfolio: Service Class (FidVIPGrInS)
      3,597,363 shares (cost $57,255,373) ................................................    40,146,572
    Fidelity(R)VIP III - Growth & Income Portfolio: Service Class 2 (FidVIPGrIn2)
      1,452,908 shares (cost $20,895,042) ................................................    16,112,753
    Fidelity(R)VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
      15,028,900 shares (cost $282,599,500) ..............................................   195,375,698
    Fidelity(R)VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
      3,519,298 shares (cost $77,082,002) ................................................    45,715,677
    Fidelity(R)VIP III - Growth Opportunities Portfolio: Service Class 2 (FidVIPGrOp2)
      746,534 shares (cost $13,317,325) ..................................................     9,652,684
    Fidelity(R)VIP III - Mid Cap Portfolio: Initial Class (FidVIPMCap)
      165,723 shares (cost $3,138,601) ...................................................     3,176,918
    Fidelity(R)VIP III - Mid Cap Portfolio: Service Class (FidVIPMCapS)
      1,216,579 shares (cost $23,474,373) ................................................    23,273,149
    Fidelity(R)VIP III - Mid Cap Portfolio: Service Class 2 (FidVIPMCap2)
      1,476,766 shares (cost $28,174,183) ................................................    28,161,933
    Fidelity(R)VIP III - Value Strategies Portfolio: Service Class (FidVIPVaIS)
      197 shares (cost $1,882) ...........................................................         1,822
    Fidelity(R)VIP III - Value Strategies Portfolio: Service Class 2 (FidVIPVaIS2)
      13,103 shares (cost $124,177) ......................................................       121,855

    Franklin Templeton VIP - Rising Dividends Securities Fund - Class I (FranRDivSec)
      428 shares (cost $6,469) ......................................................       6,353
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FranForSec)
      622 shares (cost $7,035) ......................................................       7,213
    Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2)
      45,900 shares (cost $358,625) .................................................     316,708
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      233,357 shares (cost $2,754,857) ..............................................   2,767,611
    Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
      32,718 shares (cost $313,261) .................................................     305,587
    Gartmore GVIT ID Conservative Fund (GVITIDCon)
      89,366 shares (cost $894,577) .................................................     887,405
    Gartmore GVIT ID Moderate Fund (GVITIDMod)
      425,826 shares (cost $4,235,114) ..............................................   4,079,417
    Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
      161,530 shares (cost $1,593,489) ..............................................   1,528,071
    Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
      292,974 shares (cost $2,898,114) ..............................................   2,862,355
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      5,352,846 shares (cost $5,352,846) ............................................   5,352,846
    Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
      37,477 shares (cost $493,855) .................................................     436,228
    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
      88 shares (cost $809) .........................................................         780
    Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
      28,477 shares (cost $267,857) .................................................     252,586
    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
      44 shares (cost $808) .........................................................         785
    Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
      40,594 shares (cost $773,970) .................................................     723,782
    MFS VIT - Investors Growth Series-Service Class (MFSInvGrS)
      27,133 shares (cost $234,077) .................................................     215,167
    MFS VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
      65,332 shares (cost $391,680) .................................................     331,886
    MFS VIT - New Discovery Series - Service Class (MFSNewDiscS)
      30,455 shares (cost $405,380) .................................................     374,897
    MFS VIT - Value Series - Service Class (MFSValS)
      45,037 shares (cost $455,955) .................................................     439,560
    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
      47,549 shares (cost $1,558,389) ...............................................   1,394,609
    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
      68,515 shares (cost $1,537,532) ...............................................   1,441,549
    Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)
      486 shares (cost $3,705) ......................................................       3,604
    Oppenheimer Main Street Growth & Income Fund/VA - Service Class (OppMSGrIncS)
      77,170 shares (cost $1,432,577) ...............................................   1,349,698
    Oppenheimer Main Street Small Cap Fund/VA - Initial Class (OppMSSmCap)
      1,651 shares (cost $18,275) ...................................................      18,310

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

    Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
      309,162 shares (cost $1,384,697) .............................................        1,372,680
    Putnam VT International Growth - IB Shares (PVTIntGr)
      19 shares (cost $227) ........................................................              226
    Putnam VT Small Cap Value - IB Shares (PVTSmCapVal)
      3,167 shares (cost $48,491) ..................................................           48,483
    Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
      153,551 shares (cost $1,693,315) .............................................        1,544,723
    Van Kampen LIT - Emerging Growth Portfolio-Class II (VKEmGr2)
      15,822 shares (cost $397,068) ................................................          365,005
    VISION Group of Funds - Large Cap Growth II (VISLgCapGr2)
      12,929 shares (cost $123,834) ................................................          120,627
    VISION Group of Funds - Large Cap Value II (VISLgCapVaI2)
      12,441 shares (cost $115,460) ................................................          113,337
    VISION Group of Funds - Managed Allocation Fund - Moderate Growth II (VISModGr2)
      44,595 shares (cost $440,429) ................................................          441,490
                                                                                       --------------
        Total investments ..........................................................    1,497,946,740

  Accounts receivable ..............................................................               --
                                                                                       --------------
        Total assets ...............................................................    1,497,946,740

ACCOUNTS PAYABLE ...................................................................            6,796
                                                                                       --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...................................................   $1,497,939,944
                                                                                       ==============



See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                         TOTAL            AIMBValue2           AIMCapAp2          AIMCapDev2
                                                     -------------       -------------       -------------       -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................      $  29,133,187                  --                  --                  --
  Mortality and expense risk charges
    (note 2) ..................................        (10,217,112)             (5,228)               (314)                 --
                                                     -------------       -------------       -------------       -------------
    Net investment activity ...................         18,916,075              (5,228)               (314)                 --
                                                     -------------       -------------       -------------       -------------

  Proceeds from mutual funds shares sold ......        270,757,247              29,140              71,083                  --
  Cost of mutual fund shares sold .............       (315,006,430)            (29,138)            (79,044)                 --
                                                     -------------       -------------       -------------       -------------
    Realized gain (loss) on investments .......        (44,249,183)                  2              (7,961)                 --
  Change in unrealized gain (loss)
    on investments ............................       (132,890,531)           (338,409)             (7,292)                 --
                                                     -------------       -------------       -------------       -------------
    Net gain (loss) on investments ............       (177,139,714)           (338,407)            (15,253)                 --
                                                     -------------       -------------       -------------       -------------
  Reinvested capital gains ....................          2,952,616                  --                  --                  --
                                                     -------------       -------------       -------------       -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      $(155,271,023)           (343,635)            (15,567)                 --
                                                     =============       =============       =============       =============

                                                       AIMIntEq2          AIMMidCore           AIMPreEq2           AlIntlVal
                                                     -------------       -------------       -------------       -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                 --                  --                  --                 647
  Mortality and expense risk charges
    (note 2) ..................................               (814)                 (2)               (239)             (1,419)
                                                     -------------       -------------       -------------       -------------
    Net investment activity ...................               (814)                 (2)               (239)               (772)
                                                     -------------       -------------       -------------       -------------

  Proceeds from mutual funds shares sold ......          1,076,258                   1               2,944             966,773
  Cost of mutual fund shares sold .............         (1,077,604)                 (1)             (3,427)           (966,087)
                                                     -------------       -------------       -------------       -------------
    Realized gain (loss) on investments .......             (1,346)                 --                (483)                686
  Change in unrealized gain (loss)
    on investments ............................             (2,962)               (151)            (15,698)             (1,686)
                                                     -------------       -------------       -------------       -------------
    Net gain (loss) on investments ............             (4,308)               (151)            (16,181)             (1,000)
                                                     -------------       -------------       -------------       -------------
  Reinvested capital gains ....................                 --                  --                  --                  --
                                                     -------------       -------------       -------------       -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........             (5,122)               (153)            (16,420)             (1,772)
                                                     =============       =============       =============       =============



                                                      AlSmCapVal            AlGrInc            AlPremGr           DryMidCapIx
                                                     -------------       -------------       -------------       -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................      $       4,530               4,348                  --                   1
  Mortality and expense risk charges
    (note 2) ..................................             (5,134)             (1,698)               (417)                 (1)
                                                     -------------       -------------       -------------       -------------
    Net investment activity ...................               (604)              2,650                (417)                 --
                                                     -------------       -------------       -------------       -------------

  Proceeds from mutual funds shares sold ......          1,501,904               9,717               6,183                   1
  Cost of mutual fund shares sold .............         (1,525,419)            (10,288)             (6,677)                 (1)
                                                     -------------       -------------       -------------       -------------
    Realized gain (loss) on investments .......            (23,515)               (571)               (494)                 --
  Change in unrealized gain (loss)
    on investments ............................           (133,604)           (136,073)            (23,792)                (15)
                                                     -------------       -------------       -------------       -------------
    Net gain (loss) on investments ............           (157,119)           (136,644)            (24,286)                (15)
                                                     -------------       -------------       -------------       -------------
  Reinvested capital gains ....................              2,265              26,724                  --                   5
                                                     -------------       -------------       -------------       -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      $    (155,458)           (107,270)            (24,703)                (10)
                                                     =============       =============       =============       =============

                                                     DryMidCapIx2         DrySmCapIxS          DryStkIx           FedAmLeadS
                                                     -------------       -------------       -------------       -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                121                  --                  23                  --
  Mortality and expense risk charges
    (note 2) ..................................                (67)                 (1)                 (3)                 (3)
                                                     -------------       -------------       -------------       -------------
    Net investment activity ...................                 54                  (1)                 20                  (3)
                                                     -------------       -------------       -------------       -------------

  Proceeds from mutual funds shares sold ......                162                   1                   2                 277
  Cost of mutual fund shares sold .............               (163)                 (1)                 (2)               (280)
                                                     -------------       -------------       -------------       -------------
    Realized gain (loss) on investments .......                 (1)                 --                  --                  (3)
  Change in unrealized gain (loss)
    on investments ............................             (6,945)                (43)               (251)               (130)
                                                     -------------       -------------       -------------       -------------
    Net gain (loss) on investments ............             (6,946)                (43)               (251)               (133)
                                                     -------------       -------------       -------------       -------------
  Reinvested capital gains ....................                429                  --                  --                  --
                                                     -------------       -------------       -------------       -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........             (6,463)                (44)               (231)               (136)
                                                     =============       =============       =============       =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                     FedCapApS         FedGrStrat     FedHiIncS         FedIntEq
                                                    -----------       ------------   -----------       ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................     $        -               -           4,054               -
  Mortality and expense risk charges
   (note 2) ...................................             (5)             (1)         (1,255)             (1)
                                                    ----------         -------       ---------         -------
    Net investment activity ...................             (5)             (1)          2,799              (1)
                                                    ----------         -------       ---------         -------

  Proceeds from mutual funds shares sold ......            277               1          56,245               1
  Cost of mutual fund shares sold .............           (281)             (1)        (58,763)             (1)
                                                    ----------         -------       ---------         -------
    Realized gain (loss) on investments .......             (4)              -          (2,518)              -
  Change in unrealized gain (loss)
    on investments ............................           (208)           (228)        (44,459)             14
                                                    ----------         -------       ---------         -------
    Net gain (loss) on investments ............           (212)           (228)        (46,977)             14
                                                    ----------         -------       ---------         -------
  Reinvested capital gains ....................              -               -               -               -
                                                    ----------         -------       ---------         -------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........     $     (217)           (229)        (44,178)             13
                                                    ==========         =======      ==========         =======


                                                       FedQualBd     FedQualBdS      FidVIPEI       FidVIPEIS
                                                      -----------   ------------   -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................              -               -       1,048,430         653,178
  Mortality and expense risk charges
   (note 2) ...................................             (8)           (116)       (458,721)       (209,347)
                                                      --------        --------      ----------      ----------
    Net investment activity ...................             (8)           (116)        589,709         443,831
                                                      --------        --------      ----------      ----------

  Proceeds from mutual funds shares sold ......              7             339       5,418,115       4,929,843
  Cost of mutual fund shares sold .............             (7)           (335)     (5,929,818)     (5,727,694)
                                                      --------        --------      ----------      ----------
    Realized gain (loss) on investments .......              -               4        (511,703)       (797,851)
  Change in unrealized gain (loss)
    on investments ............................           (133)         (1,628)     (6,020,580)     (3,384,377)
                                                      --------        --------      ----------      ----------
    Net gain (loss) on investments ............           (133)         (1,624)     (6,532,283)     (4,182,228)
                                                      --------        --------      ----------      ----------
  Reinvested capital gains ....................              -               -       1,427,029         941,345
                                                      --------        --------      ----------      ----------

     Net increase (decrease) in contract owners'
      equity resulting from operations ........           (141)         (1,740)     (4,515,545)     (2,797,052)
                                                      ========        ========     ===========      ==========


                                                    FidVIPEI2         FidVIPGr        FidVIPGrS        FidVIPGr2
                                                  ------------     ------------     ------------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................     $   379,569          215,415           95,011           48,782
  Mortality and expense risk charges
   (note 2) .................................        (164,688)        (647,122)        (358,436)        (234,027)
                                                  -----------      -----------      -----------       ----------
   Net investment activity ..................         214,881         (431,707)        (263,425)        (185,245)
                                                  -----------      -----------      -----------       ----------

  Proceeds from mutual funds shares sold ....         627,301       14,692,409        8,914,025        3,441,505
  Cost of mutual fund shares sold ...........        (687,302)     (20,889,818)     (12,559,517)      (5,840,166)
                                                  -----------      -----------      -----------       ----------
   Realized gain (loss) on investments ......         (60,001)      (6,197,409)      (3,645,492)      (2,398,661)
  Change in unrealized gain (loss)
   on investments ...........................      (2,667,998)     (12,628,103)     (11,092,802)      (5,575,783)
                                                  -----------      -----------      -----------       ----------
   Net gain (loss) on investments ...........      (2,727,999)     (18,825,512)     (14,738,294)      (7,974,444)
                                                  -----------      -----------      -----------       ----------
  Reinvested capital gains ..................         547,026                -                -                -
                                                  -----------      -----------      -----------       ----------
   Net increase (decrease) in contract owners'
   equity resulting from operations .........     $(1,966,092)     (19,257,219)     (15,001,719)      (8,159,689)
                                                  ===========      ===========     ============       ==========



                                                    FidVIPHI        FidVIPHIS        FidVIPHI2        FidVIPMMkt
                                                   ----------      -----------      -----------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................       5,180,187        2,421,374          980,104          886,438
  Mortality and expense risk charges
   (note 2) .................................        (358,490)        (111,793)         (59,536)        (635,717)
                                                  -----------       ----------       ----------      -----------
   Net investment activity ..................       4,821,697        2,309,581          920,568          250,721
                                                  -----------       ----------       ----------      -----------

  Proceeds from mutual funds shares sold ....      17,236,680        2,226,898          289,671       59,180,919
  Cost of mutual fund shares sold ...........     (25,880,777)      (4,092,605)        (500,956)     (59,180,919)
                                                  -----------       ----------       ----------      -----------
   Realized gain (loss) on investments .....      (8,644,097)      (1,865,707)        (211,285)               -
    Change in unrealized gain (loss)
     on investments .........................       1,481,772       (1,495,621)      (1,206,843)               -
                                                  -----------       ----------       ----------      -----------
    Net gain (loss) on investments ..........      (7,162,325)      (3,361,328)      (1,418,128)               -
                                                  -----------       ----------       ----------      -----------
  Reinvested capital gains ..................               -                -                -                -
                                                  -----------       ----------       ----------      -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .......      (2,340,628)      (1,051,747)        (497,560)         250,721
                                                  ===========      ===========       ==========      ===========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)



                                                     FIDVIPOV        FIDVIPOVS      FIDVIPOVS2        FIDVIPVALS    FIDVIPVALS2
                                                   -----------       ---------      ----------        ----------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends .......................    $   349,848         106,322          66,856              --              --
   Mortality and expense risk charges
    (note 2) ..................................       (321,878)        (79,412)        (57,006)         (5,476)        (11,919)
                                                   -----------        --------        --------        --------        --------
    Net investment activity ...................         27,970          26,910           9,850          (5,476)        (11,919)
                                                   -----------        --------        --------        --------        --------

   Proceeds from mutual funds shares sold .....      6,016,221       4,291,907       4,835,345         637,614         408,839
   Cost of mutual fund shares sold ............     (8,741,985)     (7,586,375)     (5,339,077)       (632,671)       (426,345)
                                                   -----------        --------        --------        --------        --------
    Realized gain (loss) on investments .......     (2,725,764)     (3,294,468)       (503,732)          4,943         (17,506)
   Change in unrealized gain (loss)
    on investments ............................      1,238,138       2,791,216         211,666        (124,999)       (141,375)
                                                   -----------        --------        --------        --------        --------
    Net gain (loss) on investments ............     (1,487,626)       (503,252)       (292,066)       (120,056)       (158,881)
                                                   -----------        --------        --------        --------        --------
   Reinvested capital gains ...................             --              --              --              --              --
                                                   -----------        --------        --------        --------        --------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........    $(1,459,656)       (476,342)       (282,216)       (125,532)       (170,800)
                                                   ===========        ========        ========        ========        ========


                                                      FIDVIPAM        FIDVIPAMS       FIDVIPAM2
                                                      --------        --------        ---------
INVESTMENT ACTIVITY:
   Reinvested dividends .......................        480,893         376,753         236,824
   Mortality and expense risk charges
    (note 2) ..................................        (88,498)        (49,565)        (41,337)
                                                    ----------      ----------        ---------
    Net investment activity ...................        392,395         327,188         195,487
                                                    ----------      ----------        ---------

   Proceeds from mutual funds shares sold .....      1,215,534       1,148,382         434,150
   Cost of mutual fund shares sold ............     (1,511,833)     (1,484,396)       (534,465)
                                                    ----------      ----------        ---------
    Realized gain (loss) on investments .......       (296,299)       (336,014)       (100,315)
   Change in unrealized gain (loss)
    on investments ............................     (1,283,318)       (894,667)       (702,678)
                                                    ----------      ----------        ---------
    Net gain (loss) on investments ............     (1,579,617)     (1,230,681)       (802,993)
                                                    ----------      ----------        ---------
   Reinvested capital gains ...................             --              --              --
                                                    ----------      ----------        ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........     (1,187,222)       (903,493)       (607,506)
                                                    ==========        ========        ========



                                                     FIDVIPAMGR     FIDVIPAMGRS     FIDVIPAMGRS2    FIDVIPCON       FIDVIPCONS
                                                    -----------     ------------    ------------   ------------     -----------
INVESTMENT ACTIVITY:
   Reinvested dividends .......................    $   249,627         156,300         107,414         708,274         356,563
   Mortality and expense risk charges
     (note 2) .................................        (62,474)        (29,825)        (28,328)       (599,642)       (250,064)
                                                    -----------     ------------    ------------   ------------     -----------
    Net investment activity ...................        187,153         126,475          79,086         108,632         106,499
                                                    -----------     ------------    ------------   ------------     -----------

   Proceeds from mutual funds shares sold .....      1,115,570         888,419         226,366      12,234,568       4,144,917
   Cost of mutual fund shares sold ............     (1,498,825)     (1,247,635)       (321,692)    (11,829,695)     (4,957,571)
                                                    -----------     ------------    ------------   ------------     -----------
    Realized gain (loss) on investments .......       (383,255)       (359,216)        (95,326)        404,873        (812,654)
   Change in unrealized gain (loss)
    on investments ............................     (1,050,401)       (602,814)       (599,147)     (1,541,670)         75,454
                                                    -----------     ------------    ------------   ------------     -----------
    Net gain (loss) on investments ............     (1,433,656)       (962,030)       (694,473)     (1,136,797)       (737,200)
                                                    -----------     ------------    ------------   ------------     -----------
   Reinvested capital gains ...................             --              --              --              --              --
                                                    -----------     ------------    ------------   ------------     -----------
      Net increase (decrease) in contract owners'
       equity resulting from operations .......    $(1,246,503)       (835,555)       (615,387)     (1,028,165)       (630,701)
                                                    ===========     ============    ============   ============     ===========



                                                       FIDVIPCON2      FIDVIPI500     FIDVIPIGBD
                                                      -----------     ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends .......................          151,204       1,785,342       3,869,717
   Mortality and expense risk charges
     (note 2) .................................         (135,293)       (862,747)       (603,695)
                                                      -----------     ------------    ------------
    Net investment activity ...................           15,911         922,595       3,266,022
                                                      -----------     ------------    ------------

   Proceeds from mutual funds shares sold .....          917,034      24,640,454      15,854,021
   Cost of mutual fund shares sold ............       (1,137,001)    (28,334,450)    (15,506,651)
                                                      -----------     ------------    ------------
     Realized gain (loss) on investments ......         (219,967)     (3,693,996)        347,370
   Change in unrealized gain (loss)
    on investments ............................         (143,880)    (17,509,733)     (1,162,396)
                                                      -----------     ------------    ------------
    Net gain (loss) on investments ............         (363,847)    (21,203,729)       (815,026)
                                                      -----------     ------------    ------------
   Reinvested capital gains ...................               --              --              --
                                                      -----------     ------------    ------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .......         (347,936)    (20,281,134)      2,450,996
                                                      ===========    =============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                   FIDVIPAGGRS     FIDVIPAGGR2      FIDVIPBAL       FIDVIPBALS      FIDVIPBAL2
                                                   -----------     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends .......................    $        --              --       2,484,629         640,589         315,630
   Mortality and expense risk charges
    (note 2) ..................................         (1,956)         (9,869)       (576,014)       (108,187)        (74,203)
                                                   -----------     ------------    ------------    ------------    ------------
    Net investment activity ...................         (1,956)         (9,869)      1,908,615         532,402         241,427
                                                   -----------     ------------    ------------    ------------    ------------

   Proceeds from mutual funds shares sold .....      1,038,887       1,129,576       7,571,685       2,507,089         550,918
   Cost of mutual fund shares sold ............     (1,059,607)     (1,284,383)     (6,431,652)     (3,022,247)       (651,561)
                                                   -----------     ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .......        (20,720)       (154,807)      1,140,033        (515,158)       (100,643)
   Change in unrealized gain (loss)
    on investments ............................        (35,756)        (89,376)    (10,322,013)     (1,918,745)     (1,175,559)
                                                   -----------     ------------    ------------    ------------    ------------
    Net gain (loss) on investments ............        (56,476)       (244,183)     (9,181,980)     (2,433,903)     (1,276,202)
                                                   -----------     ------------    ------------    ------------    ------------
   Reinvested capital gains ...................             --              --              --              --              --
                                                   -----------     ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........    $   (58,432)       (254,052)     (7,273,365)     (1,901,501)     (1,034,775)
                                                   ===========     ============    ============    ============    ============


                                                      FIDVIPDYCAPS    FIDVIPDYCAP2    FIDVIPGRIN
                                                      ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends .......................              --              --         578,326
   Mortality and expense risk charges
    (note 2) ..................................          (4,538)        (20,192)       (308,932)
                                                      ------------    ------------    ------------
    Net investment activity ...................          (4,538)        (20,192)        269,394
                                                      ------------    ------------    ------------

   Proceeds from mutual funds shares sold .....         970,318         211,247       4,911,492
   Cost of mutual fund shares sold ............        (969,492)       (303,697)     (5,444,809)
                                                      ------------    ------------    ------------
    Realized gain (loss) on investments .......             826         (92,450)       (533,317)
   Change in unrealized gain (loss)
    on investments ............................         (72,469)       (107,484)     (6,351,852)
                                                      ------------    ------------    ------------
    Net gain (loss) on investments ............         (71,643)       (199,934)     (6,885,169)
                                                      ------------    ------------    ------------
   Reinvested capital gains ...................              --              --              --
                                                      ------------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........         (76,181)       (220,126)     (6,615,775)
                                                      ============    ============    ============


                                                    FIDVIPGRINS      FIDVIPGRIN2      FIDVIPGROP     FIDVIPGROPS     FIDVIPGROP2
                                                   -------------    -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
   Reinvested dividends .......................    $   573,178         226,552       2,323,494         457,053          85,099
   Mortality and expense risk charges
    (note 2) ..................................       (231,853)       (112,451)     (1,594,137)       (262,219)        (67,151)
                                                   -------------    -------------   -------------   -------------   -------------
    Net investment activity ...................        341,325         114,101         729,357         194,834          17,948
                                                   -------------    -------------   -------------   -------------   -------------

   Proceeds from mutual funds shares sold .....      3,908,738         677,431      30,731,772       5,573,518       1,178,933
   Cost of mutual fund shares sold ............     (5,122,234)       (853,949)    (33,646,123)     (8,568,555)     (1,703,455)
                                                   -------------    -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .......     (1,213,496)       (176,518)     (2,914,351)     (2,995,037)       (524,522)
   Change in unrealized gain (loss)
    on investments ............................     (6,089,091)     (2,693,980)    (30,760,915)     (4,782,673)     (1,090,777)
                                                   -------------    -------------   -------------   -------------   -------------
    Net gain (loss) on investments ............     (7,302,587)     (2,870,498)    (33,675,266)     (7,777,710)     (1,615,299)
                                                   -------------    -------------   -------------   -------------   -------------
   Reinvested capital gains ...................             --              --              --              --              --
                                                   -------------    -------------   -------------   -------------   -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........    $(6,961,262)     (2,756,397)    (32,945,909)     (7,582,876)     (1,597,351)
                                                   =============    =============  ============     ============    ===========

                                                     FIDVIPMCAP     FIDVIPMCAPS     FIDVIPMCAP2
                                                    -------------  -------------   -------------
INVESTMENT ACTIVITY:
   Reinvested dividends .......................         27,126         199,979         224,373
   Mortality and expense risk charges
    (note 2) ..................................        (20,201)       (122,748)       (178,955)
                                                    -------------  -------------   -------------
    Net investment activity ...................          6,925          77,231          45,418
                                                    -------------  -------------   -------------

   Proceeds from mutual funds shares sold .....        216,266       3,167,935         972,202
   Cost of mutual fund shares sold ............       (196,738)     (2,869,202)       (916,569)
                                                    -------------  -------------   -------------
    Realized gain (loss) on investments .......         19,528         298,733          55,633
   Change in unrealized gain (loss)
    on investments ............................        (91,262)       (807,415)       (664,967)
                                                    -------------  -------------   -------------
    Net gain (loss) on investments ............        (71,734)       (508,682)       (609,334)
                                                    -------------  -------------   -------------
   Reinvested capital gains ...................             --              --              --
                                                    -------------  -------------   -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........        (64,809)       (431,451)       (563,916)
                                                     ===========   =============   =============

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                   FIDVIPVAIS   FIDVIPVAIS2   FRANRDIVSEC    FRANFORSEC   GVITEMMRKTS2
                                                  ------------  ------------  ------------  ------------  ------------
INVESTMENT ACTIVITY:
   Reinvested dividends .......................    $     --           --           --              --             71
   Mortality and expense risk charges
    (note 2) ..................................          (1)         (72)          (2)             --           (738)
                                                   --------     --------     --------        --------       --------
    Net investment activity ...................          (1)         (72)          (2)             --           (667)
                                                   --------     --------     --------        --------       --------

   Proceeds from mutual funds shares sold .....           1       47,846            2              --        217,711
   Cost of mutual fund shares sold ............          (1)     (53,694)          (2)             --       (225,454)
                                                   --------     --------     --------        --------       --------
    Realized gain (loss) on investments .......          --       (5,848)          --              --         (7,743)
   Change in unrealized gain (loss)
    on investments ............................         (59)      (2,321)        (116)            179        (41,917)
                                                   --------     --------     --------        --------       --------
    Net gain (loss) on investments ............         (59)      (8,169)        (116)            179        (49,660)
                                                   --------     --------     --------        --------       --------
   Reinvested capital gains ...................          --           --           --              --             --
                                                   --------     --------     --------        --------       --------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........    $    (60)      (8,241)        (118)            179        (50,327)
                                                   ========     ========     ========        ========       ========




                                                   GVITGVTBD     GVITIDAGG   GVITIDCON
                                                   ---------     ---------   ---------
INVESTMENT ACTIVITY:
   Reinvested dividends .......................      22,755        1,179        3,233
   Mortality and expense risk charges
    (note 2) ..................................      (3,159)        (319)      (1,024)
                                                   --------     --------     --------
    Net investment activity ...................      19,596          860        2,209
                                                   --------     --------     --------

   Proceeds from mutual funds shares sold .....      31,892      147,973        1,686
   Cost of mutual fund shares sold ............     (32,103)    (152,063)      (1,684)
                                                   --------     --------     --------
    Realized gain (loss) on investments .......        (211)      (4,090)           2
   Change in unrealized gain (loss)
    on investments ............................      12,754       (7,674)      (7,172)
                                                   --------     --------     --------
    Net gain (loss) on investments ............      12,543      (11,764)      (7,170)
                                                   --------     --------     --------
   Reinvested capital gains ...................       1,842           47            5
                                                   --------     --------     --------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........      33,981      (10,857)      (4,956)
                                                   ========     ========     ========

                                                   GVITIDMOD   GVITIDMODAGG   GVITIDMODCON     GVITMYMKT    GVITSMCAPGR2
                                                   ---------   ------------   ------------     ---------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends .......................    $   18,592          6,065         10,123          8,675             --
   Mortality and expense risk charges
    (note 2) ..................................        (7,708)        (1,819)        (1,965)        (7,468)          (962)
                                                   ----------     ----------     ----------     ----------     ----------
    Net investment activity ...................        10,884          4,246          8,158          1,207           (962)
                                                   ----------     ----------     ----------     ----------     ----------

   Proceeds from mutual funds shares sold .....         9,807         66,376         50,572      4,265,577         77,046
   Cost of mutual fund shares sold ............        (9,936)       (69,285)       (50,821)    (4,265,577)       (84,869)
                                                   ----------     ----------     ----------     ----------     ----------
    Realized gain (loss) on investments .......          (129)        (2,909)          (249)            --         (7,823)
   Change in unrealized gain (loss)
    on investments ............................      (155,696)       (65,417)       (35,758)            --        (57,627)
                                                   ----------     ----------     ----------     ----------     ----------
    Net gain (loss) on investments ............      (155,825)       (68,326)       (36,007)            --        (65,450)
                                                   ----------     ----------     ----------     ----------     ----------
   Reinvested capital gains ...................            13             66             14             --             --
                                                   ----------     ----------     ----------     ----------     ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........    $ (144,928)       (64,014)       (27,835)         1,207        (66,412)
                                                   ==========     ==========     ==========     ==========     ==========


                                                    GVITSMCAPVAL     GVITSMCAPVAL2     GVITSMCOMP
                                                    ------------     -------------     ----------
INVESTMENT ACTIVITY:
   Reinvested dividends .......................         --                  --              --
   Mortality and expense risk charges
    (note 2) ..................................         --                (127)             --
                                                   -------             -------         -------
    Net investment activity ...................         --                (127)             --
                                                   -------             -------         -------

   Proceeds from mutual funds shares sold .....         --              12,803              --
   Cost of mutual fund shares sold ............         --             (13,788)             --
                                                   -------             -------         -------
    Realized gain (loss) on investments .......         --                (985)             --
   Change in unrealized gain (loss)
    on investments ............................        (28)            (15,270)            (22)
                                                   -------             -------         -------
    Net gain (loss) on investments ............        (28)            (16,255)            (22)
                                                   -------             -------         -------
   Reinvested capital gains ...................         18               5,349              --
                                                   -------             -------         -------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........        (10)            (11,033)            (22)
                                                   =======             =======         =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                GVITSMCOMP2    MFSINVGRS   MFSMIDCAPGRS  MFSNEWDISCS   MFSVALS
                                                -----------    ---------   ------------  -----------   -------
INVESTMENT ACTIVITY:
   Reinvested dividends ......................    $     --           --           --           --           --
   Mortality and expense risk charges
    (note 2) .................................      (1,247)        (351)        (694)        (524)        (989)
                                                  --------     --------     --------     --------     --------
    Net investment activity ..................      (1,247)        (351)        (694)        (524)        (989)
                                                  --------     --------     --------     --------     --------

   Proceeds from mutual funds shares sold ....       8,643       58,528       51,383       24,744      314,857
   Cost of mutual fund shares sold ...........      (8,766)     (63,964)     (63,317)     (26,824)    (322,015)
                                                  --------     --------     --------     --------     --------
    Realized gain (loss) on investments ......        (123)      (5,436)     (11,934)      (2,080)      (7,158)
   Change in unrealized gain (loss)
    on investments ...........................     (50,188)     (18,910)     (59,794)     (30,482)     (16,395)
                                                  --------     --------     --------     --------     --------
    Net gain (loss) on investments ...........     (50,311)     (24,346)     (71,728)     (32,562)     (23,553)
                                                  --------     --------     --------     --------     --------
   Reinvested capital gains ..................          --           --           --           --           --
                                                  --------     --------     --------     --------     --------
    Net increase (decrease) in contract owners'
     equity resulting from operations ........    $(51,558)     (24,697)     (72,422)     (33,086)     (24,542)
                                                  ========     ========     ========     ========     ========


                                                   OPPCAPAPS   OPPGLSECS   OPPHIGHINC
                                                   ---------   ---------   ----------
INVESTMENT ACTIVITY:
   Reinvested dividends ......................         165           20           --
   Mortality and expense risk charges
    (note 2) .................................      (2,359)      (2,751)          (1)
                                                  --------     --------     --------
    Net investment activity ..................      (2,194)      (2,731)          (1)
                                                  --------     --------     --------

   Proceeds from mutual funds shares sold ....      28,986      302,228            1
   Cost of mutual fund shares sold ...........     (30,156)    (315,873)          (1)
                                                  --------     --------     --------
    Realized gain (loss) on investments ......      (1,170)     (13,645)          --
   Change in unrealized gain (loss)
    on investments ...........................    (163,780)     (95,983)        (100)
                                                  --------     --------     --------
    Net gain (loss) on investments ...........    (164,950)    (109,628)        (100)
                                                  --------     --------     --------
   Reinvested capital gains ..................          --           --           --
                                                  --------     --------     --------
    Net increase (decrease) in contract owners'
     equity resulting from operations ........    (167,144)    (112,359)        (101)
                                                  ========     ========     ========


                                                    OPPMSGRINCS   OPPMSSMCAP       OPPSTRATBDS     PVTINTGR    PVTSMCAPVAL
                                                    -----------   ----------       -----------     --------    -----------
INVESTMENT ACTIVITY:
   Reinvested dividends .......................    $    120              --             1,751             --          --
   Mortality and expense risk charges
    (note 2) ..................................      (2,571)             --            (1,889)            --          (8)
                                                   --------        --------          --------       --------     --------
    Net investment activity ...................      (2,451)             --              (138)            --          (8)
                                                   --------        --------          --------       --------     --------

   Proceeds from mutual funds shares sold .....       2,144              --               128             --           6
   Cost of mutual fund shares sold ............      (2,225)             --              (136)            --          (6)
                                                   --------        --------          --------       --------     --------
    Realized gain (loss) on investments .......         (81)             --                (8)            --          --
   Change in unrealized gain (loss)
    on investments ............................     (82,878)             36           (12,016)            --          (8)
                                                   --------        --------          --------       --------     --------
    Net gain (loss) on investments ............     (82,959)             36           (12,024)            --          (8)
                                                   --------        --------          --------       --------     --------
   Reinvested capital gains ...................          --              --                --             --          --
                                                   --------        --------          --------       --------     --------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........    $(85,410)             36           (12,162)            --         (16)
                                                   ========        ========          ========       ========     ========


                                                     VKCOM2     VKEMGR2     VISLGCAPGR2
                                                     ------     -------     -----------
INVESTMENT ACTIVITY:
   Reinvested dividends .......................         237           24           --
   Mortality and expense risk charges
    (note 2) ..................................      (2,299)        (538)         (17)
                                                   --------     --------     --------
    Net investment activity ...................      (2,062)        (514)         (17)
                                                   --------     --------     --------

   Proceeds from mutual funds shares sold .....      30,124           78           12
   Cost of mutual fund shares sold ............     (31,679)         (83)         (12)
                                                   --------     --------     --------
    Realized gain (loss) on investments .......      (1,555)          (5)          --
   Change in unrealized gain (loss)
    on investments ............................    (148,592)     (32,063)      (3,207)
                                                   --------     --------     --------
    Net gain (loss) on investments ............    (150,147)     (32,068)      (3,207)
                                                   --------     --------     --------
   Reinvested capital gains ...................         439           --           --
                                                   --------     --------     --------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........    (151,770)     (32,582)      (3,224)
                                                   ========     ========     ========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                    VISLGCAPVAI2    VISMODGR2
                                                    ------------    ---------
INVESTMENT ACTIVITY:
   Reinvested dividends .......................       $    --             --
   Mortality and expense risk charges
    (note 2) ..................................           (14)          (128)
                                                      -------        -------
    Net investment activity ...................           (14)          (128)
                                                      -------        -------

   Proceeds from mutual funds shares sold .....            10             53
   Cost of mutual fund shares sold ............           (10)           (54)
                                                      -------        -------
    Realized gain (loss) on investments .......            --             (1)
   Change in unrealized gain (loss)
    on investments ............................        (2,123)         1,062
                                                      -------        -------
    Net gain (loss) on investments ............        (2,123)         1,061
                                                      -------        -------
   Reinvested capital gains ...................            --             --
                                                      -------        -------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........       $(2,137)           933
                                                      =======        =======



See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                      TOTAL                              AIMBVALUE2
                                                       ----------------------------------    ----------------------------------
                                                            2002               2001               2002               2001
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ............................   $    18,916,075         28,572,177             (5,228)                --
  Realized gain (loss) on investments ..............       (44,249,183)       (13,645,321)                 2                 --
  Change in unrealized gain (loss) on investments ..      (132,890,531)      (212,469,350)          (338,409)                --
  Reinvested capital gains .........................         2,952,616         45,788,706                 --                 --
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations .....      (155,271,023)      (151,753,788)          (343,635)                --
                                                       ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ..        65,828,019        108,684,061          1,227,778                 --
  Transfers between funds ..........................                --                 --          2,288,069                 --
  Redemptions ......................................      (135,947,369)      (135,987,765)           (21,118)                --
  Annuity benefits .................................          (102,035)          (110,254)                --                 --
  Annual contract maintenance charges (note 2) .....           (79,163)           (85,934)                --                 --
  Contingent deferred sales charges (note 2) .......        (2,359,004)        (2,741,719)              (305)                --
  Adjustments to maintain reserves .................            27,333           (131,573)                46                 --
                                                       ---------------    ---------------    ---------------    ---------------
    Net equity transactions ........................       (72,632,219)       (30,373,184)         3,494,470                 --
                                                       ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............      (227,903,242)      (182,126,972)         3,150,835                 --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........     1,725,843,186      2,060,057,497                 --                 --
                                                       ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............   $ 1,497,939,944      1,877,930,525          3,150,835                 --
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ..................................       108,665,771        144,379,488                 --                 --
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ..................................         4,357,555         30,974,186            343,677                 --
  Units redeemed ...................................        (9,527,374)       (30,216,031)            (2,040)                --
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units .....................................       103,495,952        145,137,643            341,637                 --
                                                       ===============    ===============    ===============    ===============

                                                                    AIMCAPAP2                            AIMCAPDEV2
                                                       ----------------------------------    ----------------------------------
                                                            2002               2001               2002               2001
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income ............................              (314)                --                 --                 --
  Realized gain (loss) on investments ..............            (7,961)                --                 --                 --
  Change in unrealized gain (loss) on investments ..            (7,292)                --                 --                 --
  Reinvested capital gains .........................                --                 --                 --                 --
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations .....           (15,567)                --                 --                 --
                                                       ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ..           194,692                 --                111                 --
  Transfers between funds ..........................            32,275                 --                 --                 --
  Redemptions ......................................           (38,884)                --                 --                 --
  Annuity benefits .................................                --                 --                 --                 --
  Annual contract maintenance charges (note 2) .....                --                 --                 --                 --
  Contingent deferred sales charges (note 2) .......                --                 --                 --                 --
  Adjustments to maintain reserves .................               (53)                --                  3                 --
                                                       ---------------    ---------------    ---------------    ---------------
    Net equity transactions ........................           188,030                 --                114                 --
                                                       ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............           172,463                 --                114                 --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........                --                 --                 --                 --
                                                       ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............           172,463                 --                114                 --
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ..................................                --                 --                 --                 --
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ..................................            22,600                 --                 12                 --
  Units redeemed ...................................            (2,884)                --                 --                 --
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units .....................................            19,716                 --                 12                 --
                                                       ===============    ===============    ===============    ===============

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                AIMINTEQ2                 AIMMIDCORE
                                                        ------------------------   ------------------------
                                                           2002          2001         2002          2001
                                                        ----------    ----------   ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .............................   $     (814)           --           (2)           --
  Realized gain (loss) on investments ...............       (1,346)           --           --            --
  Change in unrealized gain (loss) on investments ...       (2,962)           --         (151)           --
  Reinvested capital gains ..........................           --            --           --            --
                                                        ----------    ----------   ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from operations ......       (5,122)           --         (153)           --
                                                        ----------    ----------   ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ...      267,685            --       27,132            --
  Transfers between funds ...........................       81,795            --           --            --
  Redemptions .......................................         (882)           --           --            --
  Annuity benefits ..................................           --            --           --            --
  Annual contract maintenance charges (note 2) ......           --            --           --            --
  Contingent deferred sales charges (note 2) ........          (22)           --           --            --
  Adjustments to maintain reserves ..................           (6)           --           --            --
                                                        ----------    ----------   ----------    ----------
    Net equity transactions .........................      348,570            --       27,132            --
                                                        ----------    ----------   ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............      343,448            --       26,979            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........           --            --           --            --
                                                        ----------    ----------   ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............   $  343,448            --       26,979            --
                                                        ==========    ==========   ==========    ==========

CHANGES IN UNITS:
  Beginning units ...................................           --            --           --            --
                                                        ----------    ----------   ----------    ----------
  Units purchased ...................................       33,599            --        2,831            --
  Units redeemed ....................................          (84)           --           --            --
                                                        ----------    ----------   ----------    ----------
  Ending units ......................................       33,515            --        2,831            --
                                                        ==========    ==========   ==========    ==========

                                                                AIMPREEQ2                  ALINTLVAL
                                                        ------------------------   ------------------------
                                                           2002          2001         2002          2001
                                                        ----------    ----------   ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .............................         (239)           --         (772)           --
  Realized gain (loss) on investments ...............         (483)           --          686            --
  Change in unrealized gain (loss) on investments ...      (15,698)           --       (1,686)           --
  Reinvested capital gains ..........................           --            --           --            --
                                                        ----------    ----------   ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from operations ......      (16,420)           --       (1,772)           --
                                                        ----------    ----------   ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ...      123,667            --      364,415            --
  Transfers between funds ...........................       41,705            --      466,914            --
  Redemptions .......................................         (925)           --       (9,881)           --
  Annuity benefits ..................................           --            --           --            --
  Annual contract maintenance charges (note 2) ......           --            --           --            --
  Contingent deferred sales charges (note 2) ........          (23)           --          (45)           --
  Adjustments to maintain reserves ..................           (2)           --           33            --
                                                        ----------    ----------   ----------    ----------
    Net equity transactions .........................      164,422            --      821,436            --
                                                        ----------    ----------   ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............      148,002            --      819,664            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........           --            --           --            --
                                                        ----------    ----------   ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............      148,002            --      819,664            --
                                                        ==========    ==========   ==========    ==========

CHANGES IN UNITS:
  Beginning units ...................................           --            --           --            --
                                                        ----------    ----------   ----------    ----------
  Units purchased ...................................       17,793            --       75,970            --
  Units redeemed ....................................          (98)           --         (882)           --
                                                        ----------    ----------   ----------    ----------
  Ending units ......................................       17,695            --       75,088            --
                                                        ==========    ==========   ==========    ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                      AlSmCapVal                        AlGrInc
                                                             ----------------------------    ----------------------------
                                                                 2002            2001            2002            2001
                                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..................................   $       (604)             --           2,650              --
  Realized gain (loss) on investments ....................        (23,515)             --            (571)             --
  Change in unrealized gain (loss) on investments ........       (133,604)             --        (136,073)             --
  Reinvested capital gains ...............................          2,265              --          26,724              --
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...........       (155,458)             --        (107,270)             --
                                                             ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ........        954,957              --         737,170              --
  Transfers between funds ................................      1,590,473              --         293,598              --
  Redemptions ............................................        (20,490)             --         (11,197)             --
  Annuity benefits .......................................             --              --              --              --
  Annual contract maintenance charges (note 2) ...........             --              --              --              --
  Contingent deferred sales charges (note 2) .............            (23)             --              --              --
  Adjustments to maintain reserves .......................            338              --             (35)             --
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ..............................      2,525,255              --       1,019,536              --
                                                             ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....................      2,369,797              --         912,266              --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..............             --              --              --              --
                                                             ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....................   $  2,369,797              --         912,266              --
                                                             ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ........................................             --              --              --              --
                                                             ------------    ------------    ------------    ------------
  Units purchased ........................................        231,803              --         102,171              --
  Units redeemed .........................................         (1,836)             --          (1,086)             --
                                                             ------------    ------------    ------------    ------------
  Ending units ...........................................        229,967              --         101,085              --
                                                             ============    ============    ============    ============

                                                                       AlPremGr                       DryMidCapIx
                                                             ----------------------------    ----------------------------
                                                                 2002            2001            2002            2001
                                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..................................           (417)             --              --              --
  Realized gain (loss) on investments ....................           (494)             --              --              --
  Change in unrealized gain (loss) on investments ........        (23,792)             --             (15)             --
  Reinvested capital gains ...............................             --              --               5              --
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...........        (24,703)             --             (10)             --
                                                             ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ........        213,255              --           1,579              --
  Transfers between funds ................................         38,723              --              --              --
  Redemptions ............................................         (2,255)             --              --              --
  Annuity benefits .......................................             --              --              --              --
  Annual contract maintenance charges (note 2) ...........             --              --              --              --
  Contingent deferred sales charges (note 2) .............             --              --              --              --
  Adjustments to maintain reserves .......................             (3)             --              (3)             --
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ..............................        249,720              --           1,576              --
                                                             ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ....................        225,017              --           1,566              --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..............             --              --              --              --
                                                             ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....................        225,017              --           1,566              --
                                                             ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ........................................             --              --              --              --
                                                             ------------    ------------    ------------    ------------
  Units purchased ........................................         26,715              --             165              --
  Units redeemed .........................................           (235)             --              --              --
                                                             ------------    ------------    ------------    ------------
  Ending units ...........................................         26,480              --             165              --
                                                             ============    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                  DryMidCapIx2                 DrySmCapIxS
                                                            ------------------------    ------------------------
                                                               2002          2001          2002          2001
                                                            ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .................................   $       54            --            (1)           --
  Realized gain (loss) on investments ...................           (1)           --            --            --
  Change in unrealized gain (loss) on investments .......       (6,945)           --           (43)           --
  Reinvested capital gains ..............................          429            --            --            --
                                                            ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from operations ..........       (6,463)           --           (44)           --
                                                            ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners .......        7,230            --         2,379            --
  Transfers between funds ...............................      128,223            --            --            --
  Redemptions ...........................................         (459)           --            --            --
  Annuity benefits ......................................           --            --            --            --
  Annual contract maintenance charges (note 2) ..........           --            --            --            --
  Contingent deferred sales charges (note 2) ............           (4)           --            --            --
  Adjustments to maintain reserves ......................           (8)           --            (2)           --
                                                            ----------    ----------    ----------    ----------
    Net equity transactions .............................      134,982            --         2,377            --
                                                            ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...................      128,519            --         2,333            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .............           --            --            --            --
                                                            ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...................   $  128,519            --         2,333            --
                                                            ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .......................................           --            --            --            --
                                                            ----------    ----------    ----------    ----------
  Units purchased .......................................       14,245            --           239            --
  Units redeemed ........................................          (48)           --            --            --
                                                            ----------    ----------    ----------    ----------
  Ending units ..........................................       14,197            --           239            --
                                                            ==========    ==========    ==========    ==========

                                                                    DryStkIx                   FedAmLeadS
                                                            ------------------------    ------------------------
                                                               2002          2001          2002          2001
                                                            ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income .................................           20            --           (3)           --
  Realized gain (loss) on investments ...................           --            --           (3)           --
  Change in unrealized gain (loss) on investments .......         (251)           --         (130)           --
  Reinvested capital gains ..............................           --            --           --            --
                                                            ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from operations ..........         (231)           --         (136)           --
                                                            ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners .......        6,990            --        2,306            --
  Transfers between funds ...............................           --            --           60            --
  Redemptions ...........................................           --            --          (16)           --
  Annuity benefits ......................................           --            --           --            --
  Annual contract maintenance charges (note 2) ..........           --            --           --            --
  Contingent deferred sales charges (note 2) ............           --            --           --            --
  Adjustments to maintain reserves ......................            4            --           --            --
                                                            ----------    ----------    ----------    ----------
    Net equity transactions .............................        6,994            --        2,350            --
                                                            ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...................        6,763            --        2,214            --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .............           --            --           --            --
                                                            ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...................        6,763            --        2,214            --
                                                            ==========    ==========    ==========    ==========

CHANGES IN UNITS:
  Beginning units .......................................           --            --           --            --
                                                            ----------    ----------    ----------    ----------
  Units purchased .......................................          711            --          241            --
  Units redeemed ........................................           --            --           (2)           --
                                                            ----------    ----------    ----------    ----------
  Ending units ..........................................          711            --          239            --
                                                            ==========    ==========    ==========    ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                FedCapApS                              FedGrStrat
                                           -----------------------------     -----------------------------
                                               2002             2001            2002             2001
                                           ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Net investment income ...............    $         (5)              --              (1)              --
  Realized gain (loss) on investments .              (4)              --              --               --
  Change in unrealized gain (loss)
    on investments ....................            (208)              --            (228)              --
  Reinvested capital gains ............              --               --              --               --
                                           ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .......................            (217)              --            (229)              --
                                           ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           5,794               --          20,000               --
  Transfers between funds .............              60               --              --               --
  Redemptions .........................             (16)              --              --               --
  Annuity benefits ....................              --               --              --               --
  Annual contract maintenance charges
    (note 2) ..........................              --               --              --               --
  Contingent deferred sales charges
    (note 2) ..........................              --               --              --               --
  Adjustments to maintain reserves ....              (4)              --               5               --
                                           ------------     ------------     ------------     ------------
       Net equity transactions ........           5,834               --          20,005               --
                                           ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .           5,617               --          19,776               --
CONTRACT OWNERS' EQUITY BEGINNING
 OF PERIOD ............................              --               --              --               --
                                           ------------     ------------     ------------     ------------

CONTRACT OWNERS' EQUITY END OF PERIOD .    $      5,617               --          19,776               --
                                           ============     ============     ============    =============


CHANGES IN UNITS:
  Beginning units .....................              --               --              --               --
                                           ------------     ------------     ------------     ------------
  Units purchased .....................             610               --           2,084               --
  Units redeemed ......................              (2)              --              --               --
                                           ------------     ------------     ------------     ------------
  Ending units ........................             608               --           2,084               --
                                           ============     ============     ============    =============


                                                     FedHiIncS                         FedIntEq
                                           -----------------------------     -----------------------------
                                               2002             2001            2002             2001
                                           ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Net investment income ...............           2,799               --              (1)              --
  Realized gain (loss) on investments .          (2,518)              --              --               --
  Change in unrealized gain (loss)
    on investments ....................         (44,459)              --              14               --
  Reinvested capital gains ............              --               --              --               --
                                           ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .......................         (44,178)              --              13               --
                                           ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         354,244               --           3,632               --
  Transfers between funds .............         766,457               --              --               --
  Redemptions .........................         (22,511)              --              --               --
  Annuity benefits ....................              --               --              --               --
  Annual contract maintenance charges
    (note 2) ..........................              --               --              --               --
  Contingent deferred sales charges
    (note 2) ..........................              (6)              --              --               --
  Adjustments to maintain reserves ....              99               --              (2)              --
                                           ------------     ------------     ------------     ------------
       Net equity transactions ........       1,098,283               --           3,630               --
                                           ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       1,054,105               --           3,643               --
CONTRACT OWNERS' EQUITY BEGINNING
 OF PERIOD ............................              --               --              --               --
                                           ------------     ------------     ------------     ------------

CONTRACT OWNERS' EQUITY END OF PERIOD .       1,054,105               --           3,643               --
                                           ============     ============     ============    =============
CHANGES IN UNITS:
  Beginning units .....................              --               --              --               --
                                           ------------     ------------     ------------     ------------
  Units purchased .....................         110,401               --             384               --
  Units redeemed ......................          (2,132)              --              --               --
                                           ------------     ------------     ------------     ------------
  Ending units ........................         108,269               --             384               --
                                           ============     ============     ============    =============

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                               FEDQUALBD       FEDQUALBDS           FIDVIPEI                    FIDVIPEIS
                                           ---------------  ---------------  -------------------------   -------------------------
                                             2002     2001    2002     2001     2002          2001          2002          2001
                                           --------   ----  --------   ----  -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income .................  $     (8)    --      (116)    --      589,709       626,551       443,831       504,088
  Realized gain (loss) on investments ...        --     --         4     --     (511,703)      (10,873)     (797,851)      179,682
  Change in unrealized gain (loss)
      on investments ....................      (133)    --    (1,628)    --   (6,020,580)   (4,735,068)   (3,384,377)   (3,579,021)
  Reinvested capital gains ..............        --     --        --     --    1,427,029     3,070,179       941,345     2,166,877
                                           --------   ----  --------   ----  -----------   -----------   -----------   -----------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................      (141)    --    (1,740)    --   (4,515,545)   (1,049,211)   (2,797,052)     (728,374)
                                           --------   ----  --------   ----  -----------   -----------   -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
      contract owners ...................    40,526     --    91,567     --      402,021       808,732       113,741       375,141
  Transfers between funds ...............        --     --   361,210     --    5,889,457     8,999,656    (1,016,898)    3,189,213
  Redemptions ...........................        --     --      (298)    --   (5,967,857)   (5,798,458)   (1,755,496)   (2,309,660)
  Annuity benefits ......................        --     --        --     --      (14,889)      (14,096)           --            --
  Annual contract maintenance charges
      (note 2) ..........................        --     --        --     --       (4,697)       (3,661)           --            --
  Contingent deferred sales charges
      (note 2) ..........................        --     --        --     --      (91,407)     (162,721)      (38,874)      (61,747)
  Adjustments to maintain reserves ......         2     --         4     --       (3,417)          205          (778)          (44)
                                           --------   ----  --------   ----  -----------   -----------   -----------   -----------
      Net equity transactions ...........    40,528     --   452,483     --      209,211     3,829,657    (2,698,305)    1,192,903
                                           --------   ----  --------   ----  -----------   -----------   -----------   -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ...    40,387     --   450,743     --   (4,306,334)    2,780,446    (5,495,357)      464,529
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................        --     --        --     --   66,164,277    66,027,742    43,655,790    46,684,613
                                           --------   ----  --------   ----  -----------   -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...  $ 40,387     --   450,743     --   61,857,943    68,808,188    38,160,433    47,149,142
                                           ========   ====  ========   ====  ===========   ===========   ===========   ===========
CHANGES IN UNITS:
  Beginning units .......................        --     --        --     --    4,706,556     4,407,750     3,845,772     3,865,570
                                           --------   ----  --------   ----  -----------   -----------   -----------   -----------
  Units purchased .......................     4,038     --    44,641     --       22,280       881,361        10,484       650,811
  Units redeemed ........................        --     --       (29)    --       (7,295)     (625,216)     (255,536)     (554,110)
                                           --------   ----  --------   ----  -----------   -----------   -----------   -----------
  Ending units ..........................     4,038     --    44,612     --    4,721,541     4,663,895     3,600,720     3,962,271
                                           ========   ====  ========   ====  ===========   ===========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                      FIDVIPEI2                    FIDVIPGR                     FIDVIPGRS
                                             --------------------------   ---------------------------   --------------------------
                                                 2002           2001          2002           2001          2002           2001
                                             ------------   -----------   ------------   ------------   -----------   ------------
INVESTMENT ACTIVITY:
    Net investment income .................  $    214,881        70,083       (431,707)      (906,699)     (263,425)      (498,921)
    Realized gain (loss) on investments ...       (60,001)       (1,419)    (6,197,409)       506,134    (3,645,492)      (566,820)
    Change in unrealized gain (loss)
        on investments ....................    (2,667,998)     (586,948)   (12,628,103)   (27,532,967)  (11,092,802)   (17,748,947)
    Reinvested capital gains ..............       547,026       404,362             --     10,608,539            --      7,252,590
                                             ------------   -----------   ------------   ------------   -----------   ------------
        Net increase (decrease) in contract
          owners' equity resulting from
          operations ......................    (1,966,092)     (113,922)   (19,257,219)   (17,324,993)  (15,001,719)   (11,562,098)
                                             ------------   -----------   ------------   ------------   -----------   ------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................     5,709,245     9,227,746        587,947      1,414,920       422,429        979,227
    Transfers between funds ...............      (203,608)      951,995     (4,173,897)    (3,546,836)   (4,987,034)    (2,070,915)
    Redemptions ...........................    (1,180,754)     (477,671)    (9,641,718)   (11,074,770)   (3,125,665)    (4,374,034)
    Annuity benefits ......................            --            --        (17,196)       (16,985)           --             --
    Annual contract maintenance charges
        (note 2) ..........................            --            --         (8,354)        (9,742)           --             --
    Contingent deferred sales charges
        (note 2) ..........................       (23,951)      (10,506)      (139,333)      (199,520)      (57,040)      (124,652)
    Adjustments to maintain reserves ......        (1,620)          923          7,279       (130,443)        1,251         (2,561)
                                             ------------   -----------   ------------   ------------   -----------   ------------
          Net equity transactions .........     4,299,312     9,692,487    (13,385,272)   (13,563,376)   (7,746,059)    (5,592,935)
                                             ------------   -----------   ------------   ------------   -----------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....     2,333,220     9,578,565    (32,642,491)   (30,888,369)  (22,747,778)   (17,155,033)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    24,470,755     7,518,035    105,582,044    165,334,903    81,083,464    112,509,474
                                             ------------   -----------   ------------   ------------   -----------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 26,803,975    17,096,600     72,939,553    134,446,534    58,335,686     95,354,441
                                             ============   ===========   ============   ============   ===========   ============

CHANGES IN UNITS:
    Beginning units .......................     2,498,838       716,905      6,886,634      8,772,882     6,382,836      7,210,691
                                             ------------   -----------   ------------   ------------   -----------   ------------
    Units purchased .......................       524,486     1,075,702         42,550        747,118        36,447        511,092
    Units redeemed ........................       (85,643)     (128,231)      (999,839)    (1,567,958)     (699,961)      (915,953)
                                             ------------   -----------   ------------   ------------   -----------   ------------
    Ending units ..........................     2,937,681     1,664,376      5,929,345      7,952,042     5,719,322      6,805,830
                                             ===========    ===========   ============   ============   ===========   ============

                                                     FIDVIPGR2
                                              -------------------------
                                                 2002          2001
                                              -----------   -----------
INVESTMENT ACTIVITY:
    Net investment income .................      (185,245)     (169,634)
    Realized gain (loss) on investments ...    (2,398,661)      (99,394)
    Change in unrealized gain (loss)
        on investments ....................    (5,575,783)   (4,809,008)
    Reinvested capital gains ..............            --     1,933,937
                                              -----------   -----------
        Net increase (decrease) in contract
          owners' equity resulting from
          operations ......................    (8,159,689)   (3,144,099)
                                              -----------   -----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................     4,003,518    14,716,444
    Transfers between funds ...............    (1,643,524)     (983,470)
    Redemptions ...........................    (1,478,536)     (965,921)
    Annuity benefits ......................            --            --
    Annual contract maintenance charges
        (note 2) ..........................            --            --
    Contingent deferred sales charges
        (note 2) ..........................       (43,451)      (24,847)
    Adjustments to maintain reserves ......        (2,753)       (8,794)
                                              -----------   -----------
          Net equity transactions .........       835,254    12,733,412
                                              -----------   -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (7,324,435)    9,589,313
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    39,867,391    26,677,487
                                              -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    32,542,956    36,266,800
                                              ===========   ===========

CHANGES IN UNITS:
    Beginning units .......................     5,230,827     2,836,390
                                              -----------   -----------
    Units purchased .......................       173,415     1,784,296
    Units redeemed ........................       (52,833)     (326,770)
                                              -----------   -----------
    Ending units ..........................     5,351,409     4,293,916
                                              ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                      FIDVIPHI                    FIDVIPHIS                  FIDVIPHI2
                                             --------------------------   -------------------------   -----------------------
                                                 2002          2001          2002          2001          2002         2001
                                             ------------   -----------   -----------   -----------   ----------   ----------
INVESTMENT ACTIVITY:
    Net investment income .................  $  4,821,697     9,198,387     2,309,581     3,578,681      920,568      594,953
    Realized gain (loss) on investments ...    (8,644,097)  (17,208,300)   (1,865,707)   (2,348,349)    (211,285)     (50,719)
    Change in unrealized gain (loss)
        on investments ....................     1,481,772     2,681,665    (1,495,621)   (3,520,282)  (1,206,843)  (1,235,057)
    Reinvested capital gains ..............            --            --            --            --           --           --
                                             ------------   -----------   -----------   -----------   ----------   ----------
        Net increase (decrease) in contract
          owners' equity resulting from
          operations ......................    (2,340,628)   (5,328,248)   (1,051,747)   (2,289,950)    (497,560)    (690,823)
                                             ------------   -----------   -----------   -----------   ----------   ----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................       350,197       497,219       114,296       394,346    1,223,068    4,091,303
    Transfers between funds ...............      (934,164)   (6,724,177)     (344,917)       38,007      (33,166)      55,146
    Redemptions ...........................    (4,319,189)   (7,232,239)   (1,095,059)   (1,640,425)    (339,520)    (205,640)
    Annuity benefits ......................        (2,353)         (652)           --            --           --           --
    Annual contract maintenance charges
        (note 2) ..........................        (3,028)       (3,600)           --            --           --           --
    Contingent deferred sales charges
        (note 2) ..........................       (44,646)     (114,825)      (23,295)      (45,022)      (8,867)      (1,762)
    Adjustments to maintain reserves ......         1,899        (1,425)         (186)         (380)      (1,501)      (1,683)
                                             ------------   -----------   -----------   -----------   ----------   ----------
          Net equity transactions .........    (4,951,284)  (13,579,699)   (1,349,161)   (1,253,474)     840,014    3,937,364
                                             ------------   -----------   -----------   -----------   ----------   ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (7,291,912)  (18,907,947)   (2,400,908)   (3,543,424)     342,454    3,246,541
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    50,817,336    80,120,694    23,468,386    30,190,276    9,074,927    4,280,997
                                             ------------   -----------   -----------   -----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 43,525,424    61,212,747    21,067,478    26,646,852    9,417,381    7,527,538
                                             ============   ===========   ===========   ===========  ===========   ==========

CHANGES IN UNITS:
    Beginning units .......................     6,430,955     8,816,841     3,557,526     3,992,581    1,355,214      551,197
                                             ------------   -----------   -----------   -----------   ----------   ----------
    Units purchased .......................        45,013     2,566,977        17,702       510,692      154,992      579,592
    Units redeemed ........................      (675,243)   (4,071,344)     (223,024)     (687,296)     (29,345)     (73,432)
                                             ------------   -----------   -----------   -----------   ----------   ----------
    Ending units ..........................     5,800,725     7,312,474     3,352,204     3,815,977    1,480,861    1,057,357
                                             ============   ===========   ===========   ===========  ===========   ==========

                                                     FIDVIPMMKT
                                             --------------------------
                                                 2002          2001
                                             ------------   -----------
INVESTMENT ACTIVITY:
    Net investment income .................       250,721     1,446,859
    Realized gain (loss) on investments ...            --            --
    Change in unrealized gain (loss)
        on investments ....................            --            --
    Reinvested capital gains ..............            --            --
                                             ------------   -----------
        Net increase (decrease) in contract
          owners' equity resulting from
          operations ......................       250,721     1,446,859
                                             ------------   -----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................     6,974,010     8,848,091
    Transfers between funds ...............     5,848,535    28,385,240
    Redemptions ...........................   (20,029,207)  (14,688,349)
    Annuity benefits ......................          (918)       (1,198)
    Annual contract maintenance charges
        (note 2) ..........................        (2,550)       (1,890)
    Contingent deferred sales charges
        (note 2) ..........................      (253,114)     (325,867)
    Adjustments to maintain reserves ......        35,368        (2,341)
                                             ------------   -----------
          Net equity transactions .........    (7,427,876)   22,213,686
                                             ------------   -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (7,177,155)   23,660,545
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................   109,254,869    64,291,198
                                             ------------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   102,077,714    87,951,743
                                             ============   ===========

CHANGES IN UNITS:
    Beginning units .......................     9,148,479     5,501,161
                                             ------------   -----------
    Units purchased .......................     1,078,674     8,452,327
    Units redeemed ........................    (1,684,922)   (6,546,855)
                                             ------------   -----------
    Ending units ..........................     8,542,231     7,406,633
                                             ============   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                      FIDVIPOV                   FIDVIPOVS                  FIDVIPOVS2
                                             --------------------------   -------------------------   -----------------------
                                                 2002          2001          2002          2001          2002         2001
                                             ------------   -----------   -----------   -----------   ----------   ----------
INVESTMENT ACTIVITY:
    Net investment income .................  $     27,970     3,150,928        26,910     1,020,533        9,850      350,061
    Realized gain (loss) on investments ...    (2,725,764)   (2,233,214)   (3,294,468)   (1,658,256)    (503,732)    (688,735)
    Change in unrealized gain (loss)
        on investments ....................     1,238,138   (15,769,677)    2,791,216    (4,009,510)     211,666   (1,460,864)
    Reinvested capital gains ..............            --     5,769,796            --     1,810,938           --      642,306
                                             ------------   -----------   -----------   -----------   ----------   ----------
        Net increase (decrease) in contract
          owners' equity resulting from
          operations ......................    (1,459,656)   (9,082,167)     (476,342)   (2,836,295)    (282,216)  (1,157,232)
                                             ------------   -----------   -----------   -----------   ----------   ----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................       276,286       504,498        91,936       214,059      556,279    3,621,794
    Transfers between funds ...............    (1,331,997)   (3,630,069)     (409,585)     (199,159)    (386,775)    (241,688)
    Redemptions ...........................    (4,262,740)   (4,489,320)     (755,187)   (1,167,233)    (357,821)    (310,889)
    Annuity benefits ......................          (993)       (1,161)           --            --           --           --
    Annual contract maintenance charges
        (note 2) ..........................        (4,078)       (4,665)           --            --           --           --
    Contingent deferred sales charges
        (note 2) ..........................       (57,188)      (72,152)      (22,161)      (27,490)     (11,966)      (4,339)
    Adjustments to maintain reserves ......         4,310         3,324          (290)         (726)      (1,784)      (3,027)
                                             ------------   -----------   -----------   -----------   ----------   ----------
        Net equity transactions ...........    (5,376,400)   (7,689,545)   (1,095,287)   (1,180,549)    (202,067)   3,061,851
                                             ------------   -----------   -----------   -----------   ----------   ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (6,836,056)  (16,771,712)   (1,571,629)   (4,016,844)    (484,283)   1,904,619
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    49,614,940    79,774,886    16,552,654    24,456,825    9,256,311    7,920,174
                                             ------------   -----------   -----------   -----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 42,778,884    63,003,174    14,981,025    20,439,981    8,772,028    9,824,793
                                             ============   ===========   ===========   ===========   ==========   ==========

CHANGES IN UNITS:
    Beginning units .......................     4,434,023     5,540,719     1,789,118     2,059,622    1,274,635      839,809
                                             ------------   -----------   -----------   -----------   ----------   ----------
    Units purchased .......................        25,263       815,932        10,311       432,227       61,324      661,069
    Units redeemed ........................      (511,564)   (1,379,425)     (130,631)     (536,028)     (82,084)    (314,240)
                                             ------------   -----------   -----------   -----------   ----------   ----------
    Ending units ..........................     3,947,722     4,977,226     1,668,798     1,955,821    1,253,875    1,186,638
                                             ============   ===========   ===========   ===========   ==========   ==========

                                                  FIDVIPVALS
                                             --------------------
                                                2002       2001
                                             ----------   -------
INVESTMENT ACTIVITY:
    Net investment income .................      (5,476)      (20)
    Realized gain (loss) on investments ...       4,943        --
    Change in unrealized gain (loss)
        on investments ....................    (124,999)       96
    Reinvested capital gains ..............          --        --
                                             ----------   -------
        Net increase (decrease) in contract
          owners' equity resulting from
          operations ......................    (125,532)       76
                                             ----------   -------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................       9,448        85
    Transfers between funds ...............     834,500    76,348
    Redemptions ...........................     (96,228)       --
    Annuity benefits ......................          --        --
    Annual contract maintenance charges
        (note 2) ..........................          --        --
    Contingent deferred sales charges
        (note 2) ..........................      (2,450)       --
    Adjustments to maintain reserves ......         (64)       27
                                             ----------   -------
        Net equity transactions ...........     745,206    76,460
                                             ----------   -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     619,674    76,536
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................     620,159        --
                                             ----------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   1,239,833    76,536
                                             ==========   =======

CHANGES IN UNITS:
    Beginning units .......................      66,001        --
                                             ----------   -------
    Units purchased .......................      85,445     7,900
    Units redeemed ........................      (7,933)       --
                                             ----------   -------
    Ending units ..........................     143,513     7,900
                                             ==========   =======

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                   FIDVIPVALS2                FIDVIPAM                   FIDVIPAMS
                                             ----------------------   -------------------------   -------------------------
                                                 2002        2001        2002          2001          2002          2001
                                             -----------   --------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
    Net investment income .................  $   (11,919)       (29)      392,395       556,136       327,188       412,997
    Realized gain (loss) on investments ...      (17,506)        (1)     (296,299)     (284,107)     (336,014)     (101,444)
    Change in unrealized gain (loss)
        on investments ....................     (141,375)      (377)   (1,283,318)   (1,223,676)     (894,667)     (972,680)
    Reinvested capital gains ..............           --         --            --       250,934            --       179,101
                                             -----------   --------   -----------   -----------   -----------   -----------
        Net increase (decrease) in contract
          owners' equity resulting from
          operations ......................     (170,800)      (407)   (1,187,222)     (700,713)     (903,493)     (482,026)
                                             -----------   --------   -----------   -----------   -----------   -----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................      450,993    124,692        73,350       124,586        27,586       110,482
    Transfers between funds ...............      202,652     46,906       836,007       396,141      (549,492)      133,006
    Redemptions ...........................      (75,963)        --    (1,043,449)   (1,606,072)     (315,565)     (234,478)
    Annuity benefits ......................           --         --       (15,627)      (17,687)           --            --
    Annual contract maintenance charges
        (note 2) ..........................           --         --          (733)         (709)           --            --
    Contingent deferred sales charges
        (note 2) ..........................         (433)        --       (14,340)      (23,484)       (4,925)       (4,041)
    Adjustments to maintain reserves ......         (265)        --         4,783         3,437           (46)         (120)
                                             -----------   --------   -----------   -----------   -----------   -----------
        Net equity transactions ...........      576,984    171,598      (160,009)   (1,123,788)     (842,442)        4,849
                                             -----------   --------   -----------   -----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      406,184    171,191    (1,347,231)   (1,824,501)   (1,745,935)     (477,177)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    1,364,402         --    13,330,923    17,056,794    10,538,660    11,809,571
                                             -----------   --------   -----------   -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 1,770,586    171,191    11,983,692    15,232,293     8,792,725    11,332,394
                                             ===========   ========   ===========   ===========   ===========   ===========

CHANGES IN UNITS:
    Beginning units .......................      145,526         --     1,032,325     1,247,384       962,708     1,022,688
                                             -----------   --------   -----------   -----------   -----------   -----------
    Units purchased .......................       66,579     17,689        77,276       117,604         2,673        56,768
    Units redeemed ........................       (6,278)        --       (88,671)     (200,887)      (83,814)      (56,777)
                                             -----------   --------   -----------   -----------   -----------   -----------
    Ending units ..........................      205,827     17,689     1,020,930     1,164,101       881,567     1,022,679
                                             ===========   ========   ===========   ===========   ===========   ===========

                                                    FIDVIPAM2
                                             -----------------------
                                                2002         2001
                                             ----------   ----------
INVESTMENT ACTIVITY:
    Net investment income .................     195,487      120,583
    Realized gain (loss) on investments ...    (100,315)     (28,872)
    Change in unrealized gain (loss)
        on investments ....................    (702,678)    (325,296)
    Reinvested capital gains ..............          --       54,853
                                             ----------   ----------
        Net increase (decrease) in contract
          owners' equity resulting from
          operations ......................    (607,506)    (178,732)
                                             ----------   ----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................     564,456    2,504,485
    Transfers between funds ...............    (134,690)    (105,419)
    Redemptions ...........................    (399,287)    (190,008)
    Annuity benefits ......................          --           --
    Annual contract maintenance charges
        (note 2) ..........................          --           --
    Contingent deferred sales charges
        (note 2) ..........................      (9,327)      (3,649)
    Adjustments to maintain reserves ......        (298)        (397)
                                             ----------   ----------
        Net equity transactions ...........      20,854    2,205,012
                                             ----------   ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (586,652)   2,026,280
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................   6,588,741    3,141,410
                                             ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   6,002,089    5,167,690
                                             ==========   ==========

CHANGES IN UNITS:
    Beginning units .......................     718,290      322,820
                                             ----------   ----------
    Units purchased .......................       2,440      276,416
    Units redeemed ........................        (798)     (43,807)
                                             ----------   ----------
    Ending units ..........................     719,932      555,429
                                             ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                    FIDVIPAMGR                 FIDVIPAMGRS              FIDVIPAMGRS2
                                             -------------------------   -----------------------   -----------------------
                                                 2002         2001          2002         2001         2002         2001
                                             -----------   -----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
    Net investment income .................  $   187,153       265,791      126,475      184,956       79,086       66,715
    Realized gain (loss) on investments ...     (383,255)     (370,065)    (359,216)    (289,717)     (95,326)     (35,530)
    Change in unrealized gain (loss)
        on investments ....................   (1,050,401)   (1,159,802)    (602,814)    (734,895)    (599,147)    (388,292)
    Reinvested capital gains ..............           --       421,150           --      285,073           --      113,279
                                             -----------   -----------   ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................   (1,246,503)     (842,926)    (835,555)    (554,583)    (615,387)    (243,828)
                                             -----------   -----------   ----------   ----------   ----------   ----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................       38,874       110,522        6,225       25,983      148,301    2,294,112
    Transfers between funds ...............      (89,764)       30,360     (162,626)    (367,738)     (80,331)       4,821
    Redemptions ...........................     (796,434)     (910,761)    (213,041)    (270,875)    (170,107)    (259,903)
    Annuity benefits ......................           --        (3,779)          --           --           --           --
    Annual contract maintenance charges
        (note 2) ..........................         (878)         (844)          --           --           --           --
    Contingent deferred sales charges
        (note 2) ..........................      (14,043)      (21,025)      (5,859)      (7,390)      (4,221)      (4,252)
    Adjustments to maintain reserves ......         (584)        4,255          (68)        (122)        (224)      (1,049)
                                             -----------   -----------   ----------   ----------   ----------   ----------
        Net equity transactions ...........     (862,829)     (791,272)    (375,369)    (620,142)    (106,582)   2,033,729
                                             -----------   -----------   ----------   ----------   ----------   ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (2,109,332)   (1,634,198)  (1,210,924)  (1,174,725)    (721,969)   1,789,901
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    9,939,564    12,863,181    6,517,620    8,656,675    4,615,909    3,012,889
                                             -----------   -----------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 7,830,232    11,228,983    5,306,696    7,481,950    3,893,940    4,802,790
                                             ===========   ===========   ==========   ==========   ==========   ==========

CHANGES IN UNITS:
    Beginning units .......................      805,715       951,333      642,356      780,807      557,576      332,936
                                             -----------   -----------   ----------   ----------   ----------   ----------
    Units purchased .......................        3,334        62,709          676       39,374       20,161      270,261
    Units redeemed ........................      (76,013)     (127,074)     (40,809)    (100,568)     (34,046)     (38,048)
                                             -----------   -----------   ----------   ----------   ----------   ----------
    Ending units ..........................      733,036       886,968      602,223      719,613      543,691      565,149
                                             ===========   ===========   ==========   ==========   ==========   ==========

                                                     FIDVIPCON
                                             --------------------------
                                                2002          2001
                                             -----------   ------------
INVESTMENT ACTIVITY:
    Net investment income .................      108,632        127,749
    Realized gain (loss) on investments ...      404,873      1,795,584
    Change in unrealized gain (loss)
        on investments ....................   (1,541,670)   (18,689,515)
    Reinvested capital gains ..............           --      3,231,968
                                             -----------   ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................   (1,028,165)   (13,534,214)
                                             -----------   ------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................      455,700      1,188,567
    Transfers between funds ...............     (356,042)    (2,818,970)
    Redemptions ...........................  (10,830,859)    (8,042,993)
    Annuity benefits ......................       (7,909)        (8,608)
    Annual contract maintenance charges
        (note 2) ..........................       (7,547)        (7,853)
    Contingent deferred sales charges
        (note 2) ..........................     (168,989)      (188,149)
    Adjustments to maintain reserves ......        4,961          6,556
                                             -----------   ------------
        Net equity transactions ...........  (10,910,685)    (9,871,450)
                                             -----------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....  (11,938,850)   (23,405,664)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................   90,919,230    129,012,163
                                             -----------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   78,980,380    105,606,499
                                             ===========   ============

CHANGES IN UNITS:
    Beginning units .......................    6,221,749      7,644,417
                                             -----------   ------------
    Units purchased .......................       31,212        453,582
    Units redeemed ........................     (766,216)    (1,100,568)
                                             -----------   ------------
    Ending units ..........................    5,486,745      6,997,431
                                             ===========   ============

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                     FidVIPConS                            FidVIPCon2
                                           -------------------------------       -------------------------------
                                                2002               2001               2002               2001
                                           ------------       ------------       ------------       ------------
INVESTMENT ACTIVITY:
  Net investment income .............      $    106,499            126,242             15,911              6,149
  Realized gain (loss) on investments          (812,654)           (15,311)          (219,967)           (69,634)
  Change in unrealized gain (loss)
    on investments ..................            75,454         (8,745,566)          (143,880)        (2,028,168)
  Reinvested capital gains ..........                --          1,677,956                 --            403,470
                                           ------------       ------------       ------------       ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................          (630,701)        (6,956,679)          (347,936)        (1,688,183)
                                           ------------       ------------       ------------       ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................           535,985            446,177          2,402,524          8,039,209
  Transfers between funds ...........          (481,599)        (1,592,266)          (277,756)          (785,244)
  Redemptions .......................        (2,306,844)        (2,293,785)          (881,744)          (851,975)
  Annuity benefits ..................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ........................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ........................           (42,596)           (56,214)           (35,509)           (27,948)
  Adjustments to maintain reserves ..              (388)              (893)            (1,265)            (3,223)
                                           ------------       ------------       ------------       ------------
      Net equity transactions .......        (2,295,442)        (3,496,981)         1,206,250          6,370,819
                                           ------------       ------------       ------------       ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY        (2,926,143)       (10,453,660)           858,314          4,682,636
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................        51,409,445         66,411,989         21,192,136         14,198,053
                                           ------------       ------------       ------------       ------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $ 48,483,302         55,958,329         22,050,450         18,880,689
                                           ============       ============       ============       ============

CHANGES IN UNITS:
  Beginning units ...................         4,223,233          4,732,885          2,520,595          1,456,071
                                           ------------       ------------       ------------       ------------
  Units purchased ...................            47,200            211,530            191,010            945,978
  Units redeemed ....................          (245,556)          (492,454)           (46,908)          (234,059)
                                           ------------       ------------       ------------       ------------
  Ending units ......................         4,024,877          4,451,961          2,664,697          2,167,990
                                           ============       ============       ============       ============

                                                     FidVIPI500                            FidVIPIGBd
                                           -------------------------------       -------------------------------
                                                2002               2001               2002               2001
                                           ------------       ------------       ------------       ------------
INVESTMENT ACTIVITY:
  Net investment income .............           922,595            914,072          3,266,022          3,466,970
  Realized gain (loss) on investments        (3,693,996)         2,315,909            347,370            (97,133)
  Change in unrealized gain (loss)
    on investments ..................       (17,509,733)       (16,796,801)        (1,162,396)        (1,229,666)
  Reinvested capital gains ..........                --                 --                 --                 --
                                           ------------       ------------       ------------       ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................       (20,281,134)       (13,566,820)         2,450,996          2,140,171
                                           ------------       ------------       ------------       ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................         2,076,052         10,713,585          3,112,188          5,315,483
  Transfers between funds ...........        (5,242,390)         1,105,947          4,643,186          7,889,928
  Redemptions .......................       (13,860,600)        (9,151,040)        (7,446,122)        (4,733,189)
  Annuity benefits ..................                --             (2,857)           (29,151)           (29,652)
  Annual contract maintenance charges
    (note 2) ........................            (5,479)            (5,798)            (2,124)            (1,525)
  Contingent deferred sales charges
    (note 2) ........................          (445,367)          (203,585)          (113,794)           (92,839)
  Adjustments to maintain reserves ..            (2,776)             1,263              6,717              5,195
                                           ------------       ------------       ------------       ------------
      Net equity transactions .......       (17,480,560)         2,457,515            170,900          8,353,401
                                           ------------       ------------       ------------       ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY       (37,761,694)       (11,109,305)         2,621,896         10,493,572
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................       156,382,103        183,673,478         96,917,597         71,427,689
                                           ------------       ------------       ------------       ------------
CONTRACT OWNERS' EQUITY END OF PERIOD       118,620,409        172,564,173         99,539,493         81,921,261
                                           ============       ============       ============       ============
CHANGES IN UNITS:
  Beginning units ...................        12,613,054         12,597,942          7,585,546          5,949,870
                                           ------------       ------------       ------------       ------------
  Units purchased ...................           187,047          1,821,690             21,929          1,923,421
  Units redeemed ....................        (1,721,132)        (1,530,663)            (7,210)        (1,230,103)
                                           ------------       ------------       ------------       ------------
  Ending units ......................        11,078,969         12,888,969          7,600,265          6,643,188
                                           ============       ============       ============       ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                     FidVIPAgGrS                           FidVIPAgGr2
                                           -------------------------------       -------------------------------
                                                2002               2001               2002               2001
                                           ------------       ------------       ------------       ------------
INVESTMENT ACTIVITY:
  Net investment income .............      $     (1,956)              (675)            (9,869)            (1,625)
  Realized gain (loss) on investments           (20,720)            23,405           (154,807)           (50,353)
  Change in unrealized gain (loss)
    on investments ..................           (35,756)            (7,869)           (89,376)            57,934
  Reinvested capital gains ..........                --                 --                 --                 --
                                           ------------       ------------       ------------       ------------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................           (58,432)            14,861           (254,052)             5,956
                                           ------------       ------------       ------------       ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................             5,900             18,505            424,166            686,246
  Transfers between funds ...........            36,528            523,385            301,594             68,058
  Redemptions .......................           (15,800)            (7,816)           (30,004)           (12,564)
  Annuity benefits ..................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ........................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ........................              (706)               (94)              (859)                --
  Adjustments to maintain reserves ..               (10)             2,622               (400)               (19)
                                           ------------       ------------       ------------       ------------
      Net equity transactions .......            25,912            536,602            694,497            741,721
                                           ------------       ------------       ------------       ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY           (32,520)           551,463            440,445            747,677
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................           316,788                 --          1,354,956                 --
                                           ------------       ------------       ------------       ------------
CONTRACT OWNERS' EQUITY END OF PERIOD      $    284,268            551,463          1,795,401            747,677
                                           ============       ============       ============       ============

CHANGES IN UNITS:
  Beginning units ...................            34,552                 --            148,920                 --
                                           ------------       ------------       ------------       ------------
  Units purchased ...................             2,656            224,755             89,002             97,800
  Units redeemed ....................              (567)          (172,535)            (3,398)           (26,554)
                                           ------------       ------------       ------------       ------------
  Ending units ......................            36,641             52,220            234,524             71,246
                                           ============       ============       ============       ============

                                                      FidVIPBal                            FidVIPBalS
                                           -------------------------------       -------------------------------
                                                2002               2001               2002               2001
                                           ------------       ------------       ------------       ------------
INVESTMENT ACTIVITY:
  Net investment income .............         1,908,615          3,136,182            532,402            755,245
  Realized gain (loss) on investments         1,140,033          2,148,331           (515,158)          (137,773)
  Change in unrealized gain (loss)
    on investments ..................       (10,322,013)        (7,260,103)        (1,918,745)        (1,048,804)
  Reinvested capital gains ..........                --                 --                 --                 --
                                           ------------       ------------       ------------       ------------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................        (7,273,365)        (1,975,590)        (1,901,501)          (431,332)
                                           ------------       ------------       ------------       ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................           456,450            614,844             43,499            228,021
  Transfers between funds ...........           595,074             30,698             57,008             27,855
  Redemptions .......................        (7,373,351)        (8,909,600)        (1,000,267)        (1,386,879)
  Annuity benefits ..................            (7,434)            (8,604)                --                 --
  Annual contract maintenance charges
    (note 2) ........................            (5,912)            (6,273)                --                 --
  Contingent deferred sales charges
    (note 2) ........................           (70,290)          (126,684)           (14,862)           (17,175)
  Adjustments to maintain reserves ..               893              3,347               (182)              (158)
                                           ------------       ------------       ------------       ------------
      Net equity transactions .......        (6,404,570)        (8,402,272)          (914,804)        (1,148,336)
                                           ------------       ------------       ------------       ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY       (13,677,935)       (10,377,862)        (2,816,305)        (1,579,668)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................        88,692,385        108,733,961         22,968,603         25,544,792
                                           ------------       ------------       ------------       ------------
CONTRACT OWNERS' EQUITY END OF PERIOD        75,014,450         98,356,099         20,152,298         23,965,124
                                           ============       ============       ============       ============

CHANGES IN UNITS:
  Beginning units ...................         5,526,702          6,578,862          2,135,354          2,312,257
                                           ------------       ------------       ------------       ------------
  Units purchased ...................            68,956            278,717              9,929            137,082
  Units redeemed ....................          (483,525)          (794,327)           (98,819)          (243,480)
                                           ------------       ------------       ------------       ------------
  Ending units ......................         5,112,133          6,063,252          2,046,464          2,205,859
                                           ============       ============       ============       ============

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                     FidVIPBal2              FidVIPDyCapS           FidVIPDyCap2
                                             -------------------------   -------------------   -----------------------
                                                 2002          2001        2002       2001        2002         2001
                                             ------------   ----------   --------   --------   ----------   ----------
INVESTMENT ACTIVITY:
    Net investment income .................  $    241,427      139,797     (4,538)    (2,354)     (20,192)     (10,101)
    Realized gain (loss) on investments ...      (100,643)      (4,617)       826   (128,491)     (92,450)     (50,184)
    Change in unrealized gain (loss)
        on investments ....................    (1,175,559)    (231,256)   (72,469)    13,016     (107,484)    (286,637)
    Reinvested capital gains ..............            --           --         --         --           --           --
                                             ------------   ----------   --------   --------   ----------   ----------
        Net increase (decrease) in contract
          owners' equity resulting from
          operations ......................    (1,034,775)     (96,076)   (76,181)  (117,829)    (220,126)    (346,922)
                                             ------------   ----------   --------   --------   ----------   ----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................     1,192,072    4,214,569     28,925     50,479      529,684    1,667,909
    Transfers between funds ...............      (194,711)      70,239    195,080    341,572      (90,831)     (56,180)
    Redemptions ...........................      (405,150)    (208,987)   (12,492)    (8,453)     (84,658)     (54,181)
    Annuity benefits ......................            --           --         --         --           --           --
    Annual contract maintenance charges
        (note 2) ..........................            --           --         --         --           --           --
    Contingent deferred sales charges
        (note 2) ..........................        (6,870)      (3,020)        --       (122)      (1,835)        (764)
    Adjustments to maintain reserves ......          (695)        (461)       (62)       (57)        (546)      (1,148)
                                             ------------   ----------   --------   --------   ----------   ----------
        Net equity transactions ...........       584,646    4,072,340    211,451    383,419      351,814    1,555,636
                                             ------------   ----------   --------   --------   ----------   ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      (450,129)   3,976,264    135,270    265,590      131,688    1,208,714
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    11,239,341    4,365,642    772,763    547,667    2,838,638    1,201,150
                                             ------------   ----------   --------   --------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 10,789,212    8,341,906    908,033    813,257    2,970,326    2,409,864
                                             ============   ==========   ========   ========   ==========   ==========

CHANGES IN UNITS:
    Beginning units .......................     1,239,800      465,235    125,342     62,830      468,870      140,557
                                             ------------   ----------   --------   --------   ----------   ----------
    Units purchased .......................        84,526      473,555     33,335    176,889       70,205      239,056
    Units redeemed ........................       (21,199)     (30,042)    (1,672)  (123,177)     (13,990)     (27,960)
                                             ------------   ----------   --------   --------   ----------   ----------
    Ending units ..........................     1,303,127      908,748    157,005    116,542      525,085      351,653
                                             ============   ==========   ========   ========   ==========   ==========


                                             -------------------------
                                                2002          2001
                                             -----------   -----------
INVESTMENT ACTIVITY:
    Net investment income .................      269,394       367,783
    Realized gain (loss) on investments ...     (533,317)      501,297
    Change in unrealized gain (loss)
        on investments ....................   (6,351,852)   (7,275,237)
    Reinvested capital gains ..............           --     2,462,028
                                             -----------   -----------
        Net increase (decrease) in contract
          owners' equity resulting from
          operations ......................   (6,615,775)   (3,944,129)
                                             -----------   -----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................      317,914       605,038
    Transfers between funds ...............     (102,265)     (331,953)
    Redemptions ...........................   (4,246,087)   (3,885,317)
    Annuity benefits ......................       (1,130)       (1,788)
    Annual contract maintenance charges
        (note 2) ..........................       (3,876)       (3,920)
    Contingent deferred sales charges
        (note 2) ..........................      (76,608)      (76,776)
    Adjustments to maintain reserves ......        4,927         4,531
                                             -----------   -----------
        Net equity transactions ...........   (4,107,125)   (3,690,185)
                                             -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....  (10,722,900)   (7,634,314)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................   48,287,267    61,981,288
                                             -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   37,564,367    54,346,974
                                             ===========   ===========

CHANGES IN UNITS:
    Beginning units .......................    3,350,144     3,868,258
                                             -----------   -----------
    Units purchased .......................       24,093       241,619
    Units redeemed ........................     (329,542)     (490,509)
                                             -----------   -----------
    Ending units ..........................    3,044,695     3,619,368
                                             ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                    FIDVIPGRINS                  FIDVIPGRIN2                  FIDVIPGROP
                                             --------------------------   -------------------------   ---------------------------
                                                 2002          2001          2002          2001          2002            2001
                                             ------------   -----------   -----------   -----------   ------------   ------------
INVESTMENT ACTIVITY:
    Net investment income .................  $    341,325       456,616       114,101        72,206        729,357     (1,087,479)
    Realized gain (loss) on investments ...    (1,213,496)     (156,478)     (176,518)      (11,121)    (2,914,351)     8,582,230
    Change in unrealized gain (loss)
        on investments ....................    (6,089,091)   (6,795,159)   (2,693,980)   (1,368,639)   (30,760,915)   (45,179,039)
    Reinvested capital gains ..............            --     2,533,361            --       516,009             --             --
                                             ------------   -----------   -----------   -----------   ------------   ------------
        Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................    (6,961,262)   (3,961,660)   (2,756,397)     (791,545)   (32,945,909)   (37,684,288)
                                             ------------   -----------   -----------   -----------   ------------   ------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................       164,561       511,657     2,009,941     6,389,744      1,444,579      2,225,140
    Transfers between funds ...............    (1,482,022)     (932,501)     (508,317)     (133,697)   (10,024,668)   (21,563,746)
    Redemptions ...........................    (1,984,541)   (2,478,243)     (710,864)     (466,147)   (20,219,865)   (29,639,726)
    Annuity benefits ......................            --            --            --            --         (4,435)        (3,187)
    Annual contract maintenance charges
        (note 2) ..........................            --            --            --            --        (27,464)       (33,134)
    Contingent deferred sales charges
        (note 2) ..........................       (37,592)      (67,519)      (24,296)      (14,718)      (238,325)      (484,168)
    Adjustments to maintain reserves ......          (266)         (777)       (1,484)       (1,410)       (22,890)        (1,066)
                                             ------------   -----------   -----------   -----------   ------------   ------------
        Net equity transactions ...........    (3,339,860)   (2,967,383)      764,980     5,773,772    (29,093,068)   (49,499,887)
                                             ------------   -----------   -----------   -----------   ------------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (10,301,122)   (6,929,043)   (1,991,417)    4,982,227    (62,038,977)   (87,184,175)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    50,445,902    63,285,340    18,097,565    11,496,342    257,415,753    405,690,930
                                             ------------   -----------   -----------   -----------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 40,144,780    56,356,297    16,106,148    16,478,569    195,376,776    318,506,755
                                             ============   ===========   ===========   ===========   ============   ============

CHANGES IN UNITS:
    Beginning units .......................     4,431,368     5,015,995     2,085,900     1,190,510     15,292,145     20,319,672
                                             ------------   -----------   -----------   -----------   ------------   ------------
    Units purchased .......................        15,943       153,210       120,864       737,919         91,478        258,859
    Units redeemed ........................      (335,857)     (409,401)      (33,126)     (107,127)    (1,915,245)    (2,966,489)
                                             ------------   -----------   -----------   -----------   ------------   ------------
    Ending units ..........................     4,111,454     4,759,804     2,173,638     1,821,302     13,468,378     17,612,042
                                             ============   ===========   ===========   ===========   ============   ============

                                                    FIDVIPGROPS
                                             -------------------------
                                                2002           2001
                                             -----------   -----------
INVESTMENT ACTIVITY:
    Net investment income .................      194,834      (178,534)
    Realized gain (loss) on investments ...   (2,995,037)   (2,553,400)
    Change in unrealized gain (loss)
        on investments ....................   (4,782,673)   (5,138,468)
    Reinvested capital gains ..............           --            --
                                             -----------   -----------
        Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................   (7,582,876)   (7,870,402)
                                             -----------   -----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................      353,295       505,472
    Transfers between funds ...............   (2,623,199)   (5,401,208)
    Redemptions ...........................   (2,702,343)   (3,644,976)
    Annuity benefits ......................           --            --
    Annual contract maintenance charges
        (note 2) ..........................           --            --
    Contingent deferred sales charges
        (note 2) ..........................      (59,503)     (104,438)
    Adjustments to maintain reserves ......          (69)       (1,542)
                                             -----------   -----------
        Net equity transactions ...........   (5,031,819)   (8,646,692)
                                             -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....  (12,614,695)  (16,517,094)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................   58,328,065    85,665,568
                                             -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   45,713,370    69,148,474
                                             ===========   ===========

CHANGES IN UNITS:
    Beginning units .......................    6,880,064     8,553,468
                                             -----------   -----------
    Units purchased .......................       44,783       195,613
    Units redeemed ........................     (675,061)   (1,137,887)
                                             -----------   -----------
    Ending units ..........................    6,249,786     7,611,194
                                             ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                    FIDVIPGROP2                 FIDVIPMCAP                FIDVIPMCAPS
                                             --------------------------   -----------------------   -------------------------
                                                 2002          2001          2002         2001         2002          2001
                                             ------------   -----------   ----------   ----------   -----------   -----------
INVESTMENT ACTIVITY:
    Net investment income .................  $     17,948       (30,135)       6,925      (19,135)       77,231      (130,811)
    Realized gain (loss) on investments ...      (524,522)      (45,189)      19,528       18,477       298,733      (462,588)
    Change in unrealized gain (loss)
        on investments ....................    (1,090,777)     (921,854)     (91,262)    (199,265)     (807,415)   (1,390,143)
    Reinvested capital gains ..............            --            --           --           --            --            --
                                             ------------   -----------   ----------   ----------   -----------   -----------
        Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................    (1,597,351)     (997,178)     (64,809)    (199,923)     (431,451)   (1,983,542)
                                             ------------   -----------   ----------   ----------   -----------   -----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................       467,399     4,509,624       87,151      110,091        71,526       182,738
    Transfers between funds ...............      (410,147)     (506,447)     478,711      283,267      (106,488)       31,756
    Redemptions ...........................      (452,815)     (299,316)    (217,477)    (126,071)     (849,697)     (875,687)
    Annuity benefits ......................            --            --           --           --            --            --
    Annual contract maintenance charges
        (note 2) ..........................            --            --       (2,443)      (2,320)           --            --
    Contingent deferred sales charges
        (note 2) ..........................       (12,673)       (3,511)      (5,622)      (2,237)      (30,120)      (20,496)
    Adjustments to maintain reserves ......          (812)       (3,008)          (7)         (58)          (56)       (1,100)
                                             ------------   -----------   ----------   ----------   -----------   -----------
        Net equity transactions ...........      (409,048)    3,697,342      340,313      262,672      (914,835)     (682,789)
                                             ------------   -----------   ----------   ----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (2,006,399)    2,700,164      275,504       62,749    (1,346,286)   (2,666,331)
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................    11,651,703     9,499,059    2,901,353    3,002,511    24,618,561    28,051,236
                                             ------------   -----------   ----------   ----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $  9,645,304    12,199,223    3,176,857    3,065,260    23,272,275    25,384,905
                                             ============   ===========   ==========   ==========   ===========   ===========

CHANGES IN UNITS:
    Beginning units .......................     1,663,455     1,140,518      157,589      155,784     1,331,713     1,451,677
                                             ------------   -----------   ----------   ----------   -----------   -----------
    Units purchased .......................        76,680       607,299       23,398       44,282         3,969       436,354
    Units redeemed ........................      (141,575)     (126,828)      (5,084)     (29,543)      (53,055)     (480,751)
                                             ------------   -----------   ----------   ----------   -----------   -----------
    Ending units ..........................     1,598,560     1,620,989      175,903      170,523     1,282,627     1,407,280
                                             ============   ===========   ==========   ==========   ===========   ===========

                                                   FIDVIPMCAP2
                                             -------------------------
                                                2002          2001
                                             -----------   -----------
INVESTMENT ACTIVITY:
    Net investment income .................       45,418      (108,984)
    Realized gain (loss) on investments ...       55,633        41,717
    Change in unrealized gain (loss)
        on investments ....................     (664,967)     (837,505)
    Reinvested capital gains ..............           --            --
                                             -----------   -----------
        Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................     (563,916)     (904,772)
                                             -----------   -----------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................    3,384,853     9,472,496
    Transfers between funds ...............     (298,901)     (687,861)
    Redemptions ...........................   (1,036,734)     (704,114)
    Annuity benefits ......................           --            --
    Annual contract maintenance charges
        (note 2) ..........................           --            --
    Contingent deferred sales charges
        (note 2) ..........................      (39,595)      (11,971)
    Adjustments to maintain reserves ......        1,114           774
                                             -----------   -----------
        Net equity transactions ...........    2,010,737     8,069,324
                                             -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    1,446,821     7,164,552
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................   26,713,910    13,940,815
                                             -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   28,160,731    21,105,367
                                             ===========   ===========

CHANGES IN UNITS:
    Beginning units .......................    2,002,516       972,594
                                             -----------   -----------
    Units purchased .......................      209,437       797,059
    Units redeemed ........................      (46,190)     (167,555)
                                             -----------   -----------
    Ending units ..........................    2,165,763     1,602,098
                                             ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                               FIDVIPVALS      FIDVIPVALS2     FRANRDIVSEC   FRANFORSEC
                                             --------------  ---------------  -------------  -----------
                                              2002     2001    2002     2001   2002    2001  2002   2001
                                             -------   ----  --------   ----  ------   ----  -----  ----
INVESTMENT ACTIVITY:
    Net investment income .................  $    (1)    --       (72)    --      (2)    --     --    --
    Realized gain (loss) on investments ...       --     --    (5,848)    --      --     --     --    --
    Change in unrealized gain (loss)
        on investments ....................      (59)    --    (2,321)    --    (116)    --    179    --
    Reinvested capital gains ..............       --     --        --     --      --     --     --    --
                                             -------   ----  --------   ----  ------   ----  -----  ----
        Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................      (60)    --    (8,241)    --    (118)    --    179    --
                                             -------   ----  --------   ----  ------   ----  -----  ----
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................    1,882     --    77,624     --   6,472     --  7,035    --
    Transfers between funds ...............       --     --    53,291     --      --     --     --    --
    Redemptions ...........................       --     --      (814)    --      --     --     --    --
    Annuity benefits ......................       --     --        --     --      --     --     --    --
    Annual contract maintenance charges
        (note 2) ..........................       --     --        --     --      --     --     --    --
    Contingent deferred sales charges
        (note 2) ..........................       --     --        (4)    --      --     --     --    --
    Adjustments to maintain reserves ......       (3)    --         2     --     108     --      1    --
                                             -------   ----  --------   ----  ------   ----  -----  ----
        Net equity transactions ...........    1,879     --   130,099     --   6,580     --  7,036    --
                                             -------   ----  --------   ----  ------   ----  -----  ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    1,819     --   121,858     --   6,462     --  7,215    --
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................       --     --        --     --      --     --     --    --
                                             -------   ----  --------   ----  ------   ----  -----  ----
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 1,819     --   121,858     --   6,462     --  7,215    --
                                             =======   ====  ========   ====  ======   ====  =====  ====

CHANGES IN UNITS:
    Beginning units .......................       --     --        --     --      --     --     --    --
                                             -------   ----  --------   ----  ------   ----  -----  ----
    Units purchased .......................      195     --    13,894     --     658     --    758    --
    Units redeemed ........................       --     --       (85)    --      --     --     --    --
                                             -------   ----  --------   ----  ------   ----  -----  ----
    Ending units ..........................      195     --    13,809     --     658     --    758    --
                                             =======   ====  ========   ====  ======   ====  =====  ====

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                               GVITEMMRKTS2        GVITGVTBD         GVITIDAGG        GVITIDCON
                                             ----------------  -----------------  ---------------  ---------------
                                                2002     2001     2002      2001    2002     2001    2002     2001
                                             ---------   ----  ----------   ----  --------   ----  --------   ----
INVESTMENT ACTIVITY:
    Net investment income .................  $    (667)    --      19,596     --       860     --     2,209     --
    Realized gain (loss) on investments ...     (7,743)    --        (211)    --    (4,090)    --         2     --
    Change in unrealized gain (loss)
        on investments ....................    (41,917)    --      12,754     --    (7,674)    --    (7,172)    --
    Reinvested capital gains ..............         --     --       1,842     --        47     --         5     --
                                             ---------   ----  ----------   ----  --------   ----  --------   ----
        Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................    (50,327)    --      33,981     --   (10,857)    --    (4,956)    --
                                             ---------   ----  ----------   ----  --------   ----  --------   ----
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................    140,022     --   1,423,886     --   362,696     --   640,044     --
    Transfers between funds ...............    229,434     --   1,436,252     --        --     --   253,738     --
    Redemptions ...........................     (2,389)    --    (122,679)    --   (45,839)    --    (1,419)    --
    Annuity benefits ......................         --     --          --     --        --     --        --     --
    Annual contract maintenance charges
        (note 2) ..........................         --     --          --     --        --     --        --     --
    Contingent deferred sales charges
        (note 2) ..........................         --     --      (3,799)    --      (412)    --        --     --
    Adjustments to maintain reserves ......        (53)    --           7     --        (2)    --        (6)    --
                                             ---------   ----  ----------   ----  --------   ----  --------   ----
        Net equity transactions ...........    367,014     --   2,733,667     --   316,443     --   892,357     --
                                             ---------   ----  ----------   ----  --------   ----  --------   ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    316,687     --   2,767,648     --   305,586     --   887,401     --
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................         --     --          --     --        --     --        --     --
                                             ---------   ----  ----------   ----  --------   ----  --------   ----
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 316,687     --   2,767,648     --   305,586     --   887,401     --
                                             =========   ====  ==========   ====  ========   ====  ========   ====

CHANGES IN UNITS:
    Beginning units .......................         --     --          --     --        --     --        --     --
                                             ---------   ----  ----------   ----  --------   ----  --------   ----
    Units purchased .......................     34,137     --     277,918     --    35,760     --    89,295     --
    Units redeemed ........................       (218)    --     (10,979)    --    (3,608)    --      (141)    --
                                             ---------   ----  ----------   ----  --------   ----  --------   ----
    Ending units ..........................     33,919     --     266,939     --    32,152     --    89,154     --
                                             =========   ====  ==========   ====  ========   ====  ========   ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                  GVITIDMod        GVITIDModAgg       GVITIDModCon         GVITMyMkt
                                             ------------------  -----------------  -----------------  -----------------
                                                2002       2001     2002      2001     2002      2001     2002      2001
                                             -----------   ----  ----------   ----  ----------   ----  ----------   ----
INVESTMENT ACTIVITY:
    Net investment income .................  $    10,884     --       4,246     --       8,158     --       1,207     --
    Realized gain (loss) on investments ...         (129)    --      (2,909)    --        (249)    --          --     --
    Change in unrealized gain (loss)
        on investments ....................     (155,696)    --     (65,417)    --     (35,758)    --          --     --
    Reinvested capital gains ..............           13     --          66     --          14     --          --     --
                                             -----------   ----  ----------   ----  ----------   ----  ----------   ----
        Net increase (decrease) in contract
          owners' equity resulting from
          operations ......................     (144,928)    --     (64,014)    --     (27,835)    --       1,207     --
                                             -----------   ----  ----------   ----  ----------   ----  ----------   ----
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................    4,250,122     --   1,564,972     --   1,156,163     --   2,071,520     --
    Transfers between funds ...............      (20,410)    --      28,945     --   1,742,619     --   4,627,934     --
    Redemptions ...........................       (5,366)    --      (1,831)    --      (8,591)    --  (1,294,262)    --
    Annuity benefits ......................           --     --          --     --          --     --          --     --
    Annual contract maintenance charges
        (note 2) ..........................           --     --          --     --          --     --          --     --
    Contingent deferred sales charges
        (note 2) ..........................           --     --          --     --          --     --     (53,554)    --
    Adjustments to maintain reserves ......          (40)    --         (10)    --         (23)    --          17     --
                                             -----------   ----  ----------   ----  ----------   ----  ----------   ----
        Net equity transactions ...........    4,224,306     --   1,592,076     --   2,890,168     --   5,351,655     --
                                             -----------   ----  ----------   ----  ----------   ----  ----------   ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    4,079,378     --   1,528,062     --   2,862,333     --   5,352,862     --
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................           --     --          --     --          --     --          --     --
                                             -----------   ----  ----------   ----  ----------   ----  ----------   ----
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 4,079,378     --   1,528,062     --   2,862,333     --   5,352,862     --
                                             ===========   ====  ==========   ====  ==========   ====  ==========   ====

CHANGES IN UNITS:
    Beginning units .......................           --     --          --     --          --     --          --     --
                                             -----------   ----  ----------   ----  ----------   ----  ----------   ----
    Units purchased .......................      424,173     --     159,419     --     292,127     --     617,889     --
    Units redeemed ........................       (2,542)    --        (183)    --        (861)    --     (86,102)    --
                                             -----------   ----  ----------   ----  ----------   ----  ----------   ----
    Ending units ..........................      421,631     --     159,236     --     291,266     --     531,787     --
                                             ===========   ====  ==========   ====  ==========   ====  ==========   ====

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                               GVITSmCapGr2    GVITSmCapVal   GVITSmCapVal2   GVITSmComp
                                             ----------------  ------------  ---------------  -----------
                                                2002     2001  2002    2001    2002     2001  2002   2001
                                             ---------   ----  ----    ----  --------   ----  ----   ----
INVESTMENT ACTIVITY:
    Net investment income .................  $    (962)    --    --      --      (127)    --    --     --
    Realized gain (loss) on investments ...     (7,823)    --    --      --      (985)    --    --     --
    Change in unrealized gain (loss)
        on investments ....................    (57,627)    --   (28)     --   (15,270)    --   (22)    --
    Reinvested capital gains ..............         --     --    18      --     5,349     --    --     --
                                             ---------   ----  ----    ----  --------   ----  ----   ----
        Net increase (decrease) in contract
          owners' equity resulting from
          operations ......................    (66,412)    --   (10)     --   (11,033)    --   (22)    --
                                             ---------   ----  ----    ----  --------   ----  ----   ----
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................    166,779     --   791      --    15,713     --   808     --
    Transfers between funds ...............    404,765     --    --      --   249,329     --    --     --
    Redemptions ...........................    (68,296)    --    --      --    (1,417)    --    --     --
    Annuity benefits ......................         --     --    --      --        --     --    --     --
    Annual contract maintenance charges
        (note 2) ..........................         --     --    --      --        --     --    --     --
    Contingent deferred sales charges
        (note 2) ..........................       (606)    --    --      --        (4)    --    --     --
    Adjustments to maintain reserves ......        (38)    --    (1)     --        (5)    --    (1)    --
                                             ---------   ----  ----    ----  --------   ----  ----   ----
        Net equity transactions ...........    502,604     --   790      --   263,616     --   807     --
                                             ---------   ----  ----    ----  --------   ----  ----   ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    436,192     --   780      --   252,583     --   785     --
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................         --     --    --      --        --     --    --     --
                                             ---------   ----  ----    ----  --------   ----  ----   ----
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 436,192     --   780      --   252,583     --   785     --
                                             =========   ====  ====    ====  ========   ====  ====   ====

CHANGES IN UNITS:
    Beginning units .......................         --     --    --      --        --     --    --     --
                                             ---------   ----  ----    ----  --------   ----  ----   ----
    Units purchased .......................     55,420     --    84      --    29,437     --    82     --
    Units redeemed ........................     (5,345)    --    --      --      (156)    --    --     --
                                             ---------   ----  ----    ----  --------   ----  ----   ----
    Ending units ..........................     50,075     --    84      --    29,281     --    82     --
                                             =========   ====  ====    ====  ========   ====  ====   ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                               GVITSmComp2        MFSInvGrS      MFSMidCapGrS      MFSNewDiscS
                                             ----------------  ---------------  ---------------  ---------------
                                               2002      2001    2002     2001    2002     2001    2002     2001
                                             ---------   ----  --------   ----  --------   ----  --------   ----
INVESTMENT ACTIVITY:
    Net investment income .................  $  (1,247)    --      (351)    --      (694)    --      (524)    --
    Realized gain (loss) on investments ...       (123)    --    (5,436)    --   (11,934)    --    (2,080)    --
    Change in unrealized gain (loss)
        on investments ....................    (50,188)    --   (18,910)    --   (59,794)    --   (30,482)    --
    Reinvested capital gains ..............         --     --        --     --        --     --        --     --
                                             ---------   ----  --------   ----  --------   ----  --------   ----
        Net increase (decrease) in contract
          owners' equity resulting from
          operations ......................    (51,558)    --   (24,697)    --   (72,422)    --   (33,086)    --
                                             ---------   ----  --------   ----  --------   ----  --------   ----
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................    386,272     --   215,192     --   429,073     --   284,718     --
    Transfers between funds ...............    404,195     --    25,226     --    31,304     --   127,468     --
    Redemptions ...........................    (14,491)    --      (545)    --   (56,068)    --    (3,844)    --
    Annuity benefits ......................         --     --        --     --        --     --        --     --
    Annual contract maintenance charges
        (note 2) ..........................         --     --        --     --        --     --        --     --
    Contingent deferred sales charges
        (note 2) ..........................       (628)    --        --     --        --     --      (249)    --
    Adjustments to maintain reserves ......          4     --       (34)    --       (22)    --      (128)    --
                                             ---------   ----  --------   ----  --------   ----  --------   ----
        Net equity transactions ...........    775,352     --   239,839     --   404,287     --   407,965     --
                                             ---------   ----  --------   ----  --------   ----  --------   ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    723,794     --   215,142     --   331,865     --   374,879     --
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................         --     --        --     --        --     --        --     --
                                             ---------   ----  --------   ----  --------   ----  --------   ----
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 723,794     --   215,142     --   331,865     --   374,879     --
                                             =========   ====  ========   ====  ========   ====  ========   ====

CHANGES IN UNITS:
    Beginning units .......................         --     --        --     --        --     --        --     --
                                             ---------   ----  --------   ----  --------   ----  --------   ----
    Units purchased .......................     74,954     --    25,211     --    50,807     --    43,893     --
    Units redeemed ........................     (1,325)    --       (57)    --    (4,976)    --      (402)    --
                                             ---------   ----  --------   ----  --------   ----  --------   ----
    Ending units ..........................     73,629     --    25,154     --    45,831     --    43,491     --
                                             =========   ====  ========   ====  ========   ====  ========   ====

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                  MFSValS           OppCapApS          OppGlSecS      OppHighInc
                                             ----------------  -----------------  -----------------  -------------
                                                2002     2001     2002      2001     2002      2001   2002    2001
                                             ---------   ----  ----------   ----  ----------   ----  ------   ----
INVESTMENT ACTIVITY:
    Net investment income .................  $    (989)    --      (2,194)    --      (2,731)    --      (1)    --
    Realized gain (loss) on investments ...     (7,158)    --      (1,170)    --     (13,645)    --      --     --
    Change in unrealized gain (loss)
        on investments ....................    (16,395)    --    (163,780)    --     (95,983)    --    (100)    --
    Reinvested capital gains ..............         --     --          --     --          --     --      --     --
                                             ---------   ----  ----------   ----  ----------   ----  ------   ----
        Net increase (decrease) in contract
          owners' equity resulting from
          operations ......................    (24,542)    --    (167,144)    --    (112,359)    --    (101)    --
                                             ---------   ----  ----------   ----  ----------   ----  ------   ----
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................    285,306     --   1,378,700     --     919,984     --   3,706     --
    Transfers between funds ...............    187,213     --     212,513     --     657,414     --      --     --
    Redemptions ...........................     (8,421)    --     (28,231)    --     (22,226)    --      --     --
    Annuity benefits ......................         --     --          --     --          --     --      --     --
    Annual contract maintenance charges
        (note 2) ..........................         --     --          --     --          --     --      --     --
    Contingent deferred sales charges
        (note 2) ..........................         (2)    --      (1,161)    --      (1,206)    --      --     --
    Adjustments to maintain reserves ......         (2)    --        (117)    --         (69)    --       2     --
                                             ---------   ----  ----------   ----  ----------   ----  ------   ----
        Net equity transactions ...........    464,094     --   1,561,704     --   1,553,897     --   3,708     --
                                             ---------   ----  ----------   ----  ----------   ----  ------   ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    439,552     --   1,394,560     --   1,441,538     --   3,607     --
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................         --     --          --     --          --     --      --     --
                                             ---------   ----  ----------   ----  ----------   ----  ------   ----
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 439,552     --   1,394,560     --   1,441,538     --   3,607     --
                                             =========   ====  ==========   ====  ==========   ====  ======   ====

CHANGES IN UNITS:
    Beginning units .......................         --     --          --     --          --     --      --     --
                                             ---------   ----  ----------   ----  ----------   ----  ------   ----
    Units purchased .......................     45,862     --     165,233     --     154,088     --     377     --
    Units redeemed ........................       (789)    --      (2,831)    --      (2,112)    --      --     --
                                             ---------   ----  ----------   ----  ----------   ----  ------   ----
    Ending units ..........................     45,073     --     162,402     --     151,976     --     377     --
                                             =========   ====  ==========   ====  ==========   ====  ======   ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                 OPPMSGRINCS       OPPMSSMCAP       OPPSTRATBDS      PVTINTGR
                                             ------------------  --------------  -----------------  ----------
                                                 2002      2001   2002     2001     2002      2001  2002  2001
                                             -----------   ----  -------   ----  ----------   ----  ----  ----
INVESTMENT ACTIVITY:
    Net investment income .................  $    (2,451)    --       --     --        (138)    --    --    --
    Realized gain (loss) on investments ...          (81)    --       --     --          (8)    --    --    --
    Change in unrealized gain (loss)
        on investments ....................      (82,878)    --       36     --     (12,016)    --    --    --
    Reinvested capital gains ..............           --     --       --     --          --     --    --    --
                                             -----------   ----  -------   ----  ----------   ----  ----  ----
        Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................      (85,410)    --       36     --     (12,162)    --    --    --
                                             -----------   ----  -------   ----  ----------   ----  ----  ----
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................    1,129,271     --   18,275     --     620,950     --   227    --
    Transfers between funds ...............      311,008     --       --     --     784,580     --    --    --
    Redemptions ...........................       (5,170)    --       --     --     (20,635)    --    --    --
    Annuity benefits ......................           --     --       --     --          --     --    --    --
    Annual contract maintenance charges
        (note 2) ..........................           --     --       --     --          --     --    --    --
    Contingent deferred sales charges
        (note 2) ..........................           --     --       --     --         (49)    --    --    --
    Adjustments to maintain reserves ......          (46)    --       (2)    --         (15)    --     3    --
                                             -----------   ----  -------   ----  ----------   ----  ----  ----
        Net equity transactions ...........    1,435,063     --   18,273     --   1,384,831     --   230    --
                                             -----------   ----  -------   ----  ----------   ----  ----  ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    1,349,653     --   18,309     --   1,372,669     --   230    --
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................           --     --       --     --          --     --    --    --
                                             -----------   ----  -------   ----  ----------   ----  ----  ----
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 1,349,653     --   18,309     --   1,372,669     --   230    --
                                             ===========   ====  =======   ====  ==========   ====  ====  ====

CHANGES IN UNITS:
    Beginning units .......................           --     --       --     --          --     --    --    --
                                             -----------   ----  -------   ----  ----------   ----  ----  ----
    Units purchased .......................      143,905     --    1,829     --     138,587     --    24    --
    Units redeemed ........................         (513)    --       --     --      (1,977)    --    --    --
                                             -----------   ----  -------   ----  ----------   ----  ----  ----
    Ending units ..........................      143,392     --    1,829     --     136,610     --    24    --
                                             ===========   ====  =======   ====  ==========   ====  ====  ====

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                PVTSMCAPVAL          VKCOM2           VKEMGR2        VISLGCAPGR2
                                             ---------------  -----------------  ---------------  ---------------
                                               2002     2001     2002      2001    2002     2001    2002     2001
                                             --------   ----  ----------   ----  --------   ----  --------   ----
INVESTMENT ACTIVITY:
    Net investment income .................  $     (8)    --      (2,062)    --      (514)    --       (17)    --
    Realized gain (loss) on investments ...        --     --      (1,555)    --        (5)    --        --     --
    Change in unrealized gain (loss)
        on investments ....................        (8)    --    (148,592)    --   (32,063)    --    (3,207)    --
    Reinvested capital gains ..............        --     --         439     --        --     --        --     --
                                             --------   ----  ----------   ----  --------   ----  --------   ----
        Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................       (16)    --    (151,770)    --   (32,582)    --    (3,224)    --
                                             --------   ----  ----------   ----  --------   ----  --------   ----
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................    48,499     --     858,277     --   327,477     --   123,852     --
    Transfers between funds ...............        --     --     856,224     --    70,868     --        --     --
    Redemptions ...........................        --     --     (18,007)    --      (759)    --        --     --
    Annuity benefits ......................        --     --          --     --        --     --        --     --
    Annual contract maintenance charges
        (note 2) ..........................        --     --          --     --        --     --        --     --
    Contingent deferred sales charges
        (note 2) ..........................        --     --          --     --        --     --        --     --
    Adjustments to maintain reserves ......        (2)    --        (285)    --       (37)    --        (2)    --
                                             --------   ----  ----------   ----  --------   ----  --------   ----
        Net equity transactions ...........    48,497     --   1,696,209     --   397,549     --   123,850     --
                                             --------   ----  ----------   ----  --------   ----  --------   ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    48,481     --   1,544,439     --   364,967     --   120,626     --
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................        --     --          --     --        --     --        --     --
                                             --------   ----  ----------   ----  --------   ----  --------   ----
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 48,481     --   1,544,439     --   364,967     --   120,626     --
                                             ========   ====  ==========   ====  ========   ====  ========   ====

CHANGES IN UNITS:
    Beginning units .......................        --     --          --     --        --     --        --     --
                                             --------   ----  ----------   ----  --------   ----  --------   ----
    Units purchased .......................     4,937     --     173,660     --    42,925     --    12,938     --
    Units redeemed ........................        --     --      (1,786)    --       (81)    --        --     --
                                             --------   ----  ----------   ----  --------   ----  --------   ----
    Ending units ..........................     4,937     --     171,874     --    42,844     --    12,938     --
                                             ========   ====  ==========   ====  ========   ====  ========   ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                VISLGCAPVAI2      VISMODGR2
                                             ----------------  ---------------
                                                2002     2001    2002     2001
                                             ---------   ----  --------   ----
INVESTMENT ACTIVITY:
    Net investment income .................  $     (14)    --      (128)    --
    Realized gain (loss) on investments ...         --     --        (1)    --
    Change in unrealized gain (loss)
        on investments ....................     (2,123)    --     1,062     --
    Reinvested capital gains ..............         --     --        --     --
                                             ---------   ----  --------   ----
        Net increase (decrease) in contract
          owners' equity resulting from
          operations ......................     (2,137)    --       933     --
                                             ---------   ----  --------   ----
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ...................    115,474     --   440,558     --
    Transfers between funds ...............         --     --        --     --
    Redemptions ...........................         --     --        --     --
    Annuity benefits ......................         --     --        --     --
    Annual contract maintenance charges
        (note 2) ..........................         --     --        --     --
    Contingent deferred sales charges
        (note 2) ..........................         --     --        --     --
    Adjustments to maintain reserves ......         (6)    --         6     --
                                             ---------   ----  --------   ----
        Net equity transactions ...........    115,468     --   440,564     --
                                             ---------   ----  --------   ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    113,331     --   441,497     --
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD .............................         --     --        --     --
                                             ---------   ----  --------   ----
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 113,331     --   441,497     --
                                             =========   ====  ========   ====

CHANGES IN UNITS:
    Beginning units .......................         --     --        --     --
                                             ---------   ----  --------   ----
    Units purchased .......................     12,001     --    44,640     --
    Units redeemed ........................         --     --        --     --
                                             ---------   ----  --------   ----
    Ending units ..........................     12,001     --    44,640     --
                                             =========   ====  ========   ====

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-7

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2002 AND 2001
                                  (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity(R) Investments.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

              Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Basic Value Fund - Series II (AIMBValue2)
                  AIM VIF - Capital Appreciation Fund - Series II (AIMCapAp2) AIM VIF - Capital Development Fund - Series II (AIMCapDev2) AIM VIF - International Equity Fund - Series II (AIMIntEq2) AIM VIF - Mid Cap Core Equity Fund - Series I (AIMMidCore) AIM VIF - Premier Equity Fund - Series I (AIMPreEq)*
                  AIM VIF - Premier Equity Fund - Series II (AIMPreEq2)

              Portfolios of the Alliance Variable Products Series Fund Inc.
               (Alliance VPSF);
                  Alliance VPSF - Alliance Bernstein International Value
                   Portfolio - Class B (AllntlVal)
                  Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio -
                   Class B (AlSmCapVal)
                  Alliance VPSF - Growth & Income Portfolio - Class B (AlGrInc) Alliance VPSF - Premier Growth Portfolio - Class B (AlPremGr)

              Portfolios of the Dreyfus GVIT (formerly Nationwide(R) Separate
                  Account Trust);
                  Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx) Dreyfus GVIT Mid Cap Index Fund - Class II (DryMidCapIx2)

              Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                   (DrySmCapIxS)
                  Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - Federated American Leaders Fund II - Service
                   Shares (FedAmLeadS)
                  Federated IS - Federated Capital Appreciation Fund II -
                   Service Shares (FedCapApS)
                  Federated IS - Federated Growth Strategies Fund II
                   (FedGrStrat)
                  Federated IS - Federated High Income Bond Fund II - Service
                   Shares (FedHiIncS)
                  Federated IS - Federated International Equity Fund II
                   (FedIntEq)
                  Federated IS - Federated Quality Bond Fund II - Primary Shares
                   (FedQualBd)
                  Federated IS - Federated Quality Bond Fund II - Service Shares
                   (FedQualBdS)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

              Portfolios of the Fidelity Advisor Annuity Fund;
                  Fidelity Advisor Annuity Fund - Government Investment Fund
                   (FidAAGvtInv)*
                  Fidelity Advisor Annuity Fund - High Yield Fund (FidAAHiYld)* Fidelity Advisor Annuity Fund - Money Market Fund
                   (FidAAMyMkt)*
                  Fidelity Advisor Annuity Fund - Overseas Fund (FidAAOv)*

              Portfolios of the Fidelity(R) Variable Insurance Products Fund
               (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
                   (FidVIPEI)
                  Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                   (FidVIPEIS)
                  Fidelity(R) VIP - Equity-Income Portfolio: Service Class 2
                   (FidVIPEI2)
                  Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - Growth Portfolio: Service Class 2
                   (FidVIPGr2)
                  Fidelity(R) VIP - High Income Portfolio: Initial Class
                   (FidVIPHI)
                  Fidelity(R) VIP - High Income Portfolio: Service Class
                   (FidVIPHIS)
                  Fidelity(R) VIP - High Income Portfolio: Service Class 2
                   (FidVIPHI2)
                  Fidelity(R) VIP - Money Market Portfolio: Initial Class
                   (FidVIPMMkt)
                  Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv) Fidelity(R) VIP - Overseas Portfolio: Service Class
                   (FidVIPOvS)
                  Fidelity(R) VIP - Overseas Portfolio: Service Class 2 (FidVIPOvS2)
                  Fidelity(R) VIP - Value Portfolio: Service Class (FidVIPValS) Fidelity(R) VIP - Value Portfolio: Service Class 2
                   (FidVIPValS2)

              Portfolios of the Fidelity(R) Variable Insurance Products Fund II
               (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
                   (FidVIPAM)
                  Fidelity(R) VIP II - Asset Manager Portfolio: Service Class
                   (FidVIPAMS)
                  Fidelity(R) VIP II - Asset Manager Portfolio: Service Class 2
                   (FidVIPAM2)
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Initial
                   Class (FidVIPAMGr)
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service
                   Class (FidVIPAMGrS)
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service
                   Class 2 (FidVIPAMGrS2)
                  Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
                   (FidVIPCon)
                  Fidelity(R) VIP II - Contrafund Portfolio: Service Class
                   (FidVIPConS)
                  Fidelity(R) VIP II - Contrafund Portfolio: Service Class 2
                   (FidVIPCon2)
                  Fidelity(R) VIP II - Index 500 Portfolio: Initial Class
                   (FidVIPI500)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio: Initial
                   Class (FidVIPIGBd)

              Portfolios of the Fidelity(R) Variable Insurance Products Fund III
                 (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Aggressive Growth Portfolio: Service
                   Class (FidVIPAgGrS)
                  Fidelity(R) VIP III - Aggressive Growth Portfolio: Service
                   Class 2 (FidVIPAgGr2)
                  Fidelity(R) VIP III - Balanced Portfolio: Initial Class
                   (FidVIPBal)
                  Fidelity(R) VIP III - Balanced Portfolio: Service Class
                   (FidVIPBalS)
                  Fidelity(R) VIP III - Balanced Portfolio: Service Class 2
                   (FidVIPBal2)
                  Fidelity(R) VIP III - Dynamic Capital Appreciation Fund:
                   Service Class (FidVIPDyCapS)
                  Fidelity(R) VIP III - Dynamic Capital Appreciation Fund:
                   Service Class 2 (FidVIPDyCap2)
                  Fidelity(R) VIP III - Growth & Income Portfolio: Initial Class
                   (FidVIPGrIn)
                  Fidelity(R) VIP III - Growth & Income Portfolio: Service Class
                   (FidVIPGrInS)
                  Fidelity(R) VIP III - Growth & Income Portfolio: Service Class
                   2 (FidVIPGrIn2)
                  Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial
                   Class (FidVIPGrOp)
                  Fidelity(R) VIP III - Growth Opportunities Portfolio: Service
                   Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Growth Opportunities Portfolio: Service
                   Class 2 (FidVIPGrOp2)
                  Fidelity(R) VIP III - Mid Cap Portfolio: Initial Class
                   (FidVIPMCap)
                  Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
                   (FidVIPMCapS)

                  Fidelity(R) VIP III - Mid Cap Portfolio: Service Class 2
                   (FidVIPMCap2)
                  Fidelity(R) VIP III - Value Strategies Portfolio: Service
                   Class (FidVIPValS)
                  Fidelity(R) VIP III - Value Strategies Portfolio: Service
                   Class 2 (FidVIPValS2)

              Portfolios of the Franklin Templeton Variable Insurance Products
               Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Rising Dividends Securities Fund -
                   Class I (FranRDivSec)
                  Franklin Templeton VIP - Templeton Foreign Securities Fund -
                   Class I (formerly International Fund) (FranForSec)

              Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate
               Account Trust);
                  Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)

              Portfolios of the MFS Variable Insurance Trust (MFS VIT);
                  MFS VIT - Investors Growth Series - Service Class (MFSInvGrS) MFS VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS) MFS VIT - New Discovery Series - Service Class (MFSNewDiscS) MFS VIT - Value Series - Service Class (MFSValS)

              Oppenheimer Capital Appreciation Fund/VA - Service Class
               (OppCapApS)

              Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)*

              Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)

              Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)

              Oppenheimer Main Street Growth & Income Fund/VA - Service Class
               (OppMSGrIncS)

              Oppenheimer Main Street Small Cap Fund/VA - Initial Class
               (OppMSSmCap)

              Oppenheimer Strategies Bond Fund/VA - Service Class (OppStratBdS)

              Portfolios of the Putnam VT;
                  Putnam VT International Growth - IB Shares (PVTIntGr) Putnam VT Small Cap Value - IB Shares (PVTSmCapVal) Putnam VT Voyager - IB Shares (PVTVoy)*

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)*

              Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                  Van Kampen LIT - Comstock Portfolio - Class II (VKCom2) Van Kampen LIT - Emerging Growth Portfolio - Class II
                   (VKEmGr2)

              Portfolios of the VISION Group of Funds;
                  VISION Group of Funds - Large Cap Growth II (VISLgCapGr2) VISION Group of Funds - Large Cap Value II (VISLgCapVal2) VISION Group of Funds - Managed Allocation Fund - Moderate
                   Growth II (VISModGr2)

              *At June 30, 2002, contract owners have not invested in this fund.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2002. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Rider table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level rider options available to contract holders. The rider options and related charges are described in more detail in the applicable product prospectus.

                                                                     (continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

                                                                                               FIDELITY     FIDELITY      FIDELITY
               NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT RIDERS                             CLASSIC     GENERATIONS     SELECT
----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK - BASIC                                                               1.25%        0.95%        1.25%

REDUCED PURCHASE PAYMENT OPTION:                                                                   --         0.25%          --
   Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.

CDSC OPTIONS:
  Five Year CDSC                                                                                   --         0.15%          --

CDSC WAIVER OPTIONS:

  Additional (5%) Withdrawal without Charge and Disability                                         --         0.10%          --
   In addition to standard 10% CDSC-free withdrawal privilege.

  10 Year and Disability Waiver for Tax Sheltered Annuities                                        --         0.05%          --
     CDSC waived if (i) contract owner has owned contract for 10 years and
     (ii) has made regular payroll deferrals during entire  contract year for at least 5 of those 10 years.

  Hardship Waiver for Tax Sheltered Annuities                                                      --         0.15%          --
     CDSC waived if contract owner experiences hardship (defined under
     IRC Section 401(k)).

DEATH BENEFIT OPTIONS:

  One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)                     --         0.15%          --

    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.

  Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued on or after 1-2-01)

    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,  (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.

  One-Year Step Up (for contracts issued prior to 1-2-01)                                          --         0.05%        0.05%

    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.

  5% Enhanced (for contracts issued prior to 1-2-01)                                               --         0.10%        0.10%

    If death before annuitization, benefit will be greater of (i) contract value or (ii) total of all purchase payments less surrenders  with 5% simple interest from purchase to most recent contract anniversary prior to annuitant's
    86th birthday.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS:

  Option 1                                                                                           --         0.45%          --

  Option 2                                                                                           --         0.30%          --

    Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

EXTRA VALUE OPTION (EV):                                                                           --         0.45%          --

    Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for  application of 3% credit of purchase payments made during first 12 months contract is in force.

BENEFICIARY PROTECTOR OPTION:                                                                      --         0.40%          --

    Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.



MAXIMUM VARIABLE ACCOUNT CHARGES*                                                                1.25%        3.15%        1.55%+

* When maximum options are elected.
+ Includes 0.15% contract administrative charge.

The following table provides mortality and expense risk charges by asset fee rates for the six month period ended June 30, 2002. The stated contract expense rates designated EV below do not include the 45 basis point extra value expense charge (however, this change is appropriately included in the amounts disclosed).

                            TOTAL           AIMBVALUE2            AIMCAPAP2            AIMINTEQ2           AIMMIDCORE
                      -----------          -----------          -----------          -----------          -----------
0.95% ......          $ 1,341,756                1,484                   64                  516                   --
1.00% ......            1,101,218                1,992                   --                   50                   --
1.05% ......              224,771                  195                   --                   --                   --
1.10% ......              159,070                  210                   19                    3                    2
1.15% ......               44,677                  163                   47                   --                   --
1.20% ......               23,240                   91                    2                   --                   --
1.25% ......               21,444                   75                   --                   --                   --
1.30% ......              562,193                    6                   --                   --                   --
1.35% ......                4,652                    3                   --                   --                   --
1.40% ......            5,471,886                   40                    6                    6                   --
1.45% ......              148,332                   --                   --                   --                   --
1.50% ......               59,485                   10                   --                   --                   --
1.55% ......               10,100                   17                   17                   --                   --
1.60% ......                6,419                   --                   --                   --                   --
1.65% ......                4,472                   --                   --                   --                   --
1.70% ......                1,449                   --                   --                   --                   --
1.75% ......                5,505                   --                   --                   --                   --
1.80% ......                  721                   --                   --                   --                   --
1.85% ......                  302                   --                   --                   --                   --
1.95% ......                   40                   --                   --                   --                   --
2.05% ......                  151                   --                   --                   --                   --
1.40% EV ...              300,847                  175                  127                  134                   --
1.45% EV ...              357,766                  168                   --                   --                   --
1.50% EV ...               30,410                   --                   --                   --                   --
1.55% EV ...              204,271                  250                   24                   91                   --
1.60% EV ...               60,231                  191                   --                   --                   --
1.65% EV ...               23,276                    2                    1                    3                   --
1.70% EV ...               20,298                    7                   --                   --                   --
1.75% EV ...               10,524                   22                   --                   --                   --
1.80% EV ...                2,092                   45                    2                    4                   --
1.85% EV ...                1,749                   18                   --                   --                   --
1.90% EV ...                3,034                   --                   --                   --                   --
1.95% EV ...                2,042                   11                    4                    5                   --
2.00% EV ...                1,926                   --                   --                   --                   --
2.05% EV ...                  902                   --                   --                   --                   --
2.10% EV ...                5,038                   --                   --                   --                   --
2.15% EV ...                   30                    3                    1                    2                   --
2.20% EV ...                  459                   50                   --                   --                   --
2.25% EV ...                  326                   --                   --                   --                   --
2.30% EV ...                    8                   --                   --                   --                   --
2.45% EV ...                   --                   --                   --                   --                   --
                      -----------          -----------          -----------          -----------          -----------
  Total ....          $10,217,112                5,228                  314                  814                    2
                      ===========          ===========          ===========          ===========          ===========

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

                     AIMPREEQ2             ALINTLVAL            ALSMCAPVAL               ALGRINC              ALPREMGR
                     ---------             ---------            ----------               -------              --------
0.95% .......         $     32                   660                 1,181                   514                    25
1.00% .......                9                    96                 1,184                    72                    45
1.05% .......               --                   331                   271                    30                    --
1.10% .......               49                    80                   161                   341                   108
1.15% .......                1                    25                   555                    78                    22
1.20% .......                3                    --                    90                    42                    37
1.25% .......               --                    --                    28                    45                    --
1.30% .......               --                     3                    15                    15                    --
1.35% .......               --                    --                     5                     1                    --
1.40% .......               31                    --                    16                     8                     2
1.45% .......               --                    --                    --                    --                    --
1.50% .......               --                    --                    --                    10                    --
1.55% .......               --                    --                    17                    34                    --
1.60% .......               --                    --                    --                    --                    --
1.65% .......               --                    --                    --                    --                    --
1.70% .......               --                    --                    --                    --                    --
1.75% .......               --                    --                    --                    --                    --
1.80% .......               --                    --                    --                    --                    --
1.85% .......               --                    --                    --                    --                    --
1.95% .......               --                    --                    --                    --                    --
2.05% .......               --                    --                    --                    --                    --
1.40% EV ....               38                    54                   616                   116                    91
1.45% EV ....               --                     3                   399                     5                    --
1.50% EV ....               --                    --                    --                     4                    --
1.55% EV ....               55                    93                   246                   311                    87
1.60% EV ....               --                    --                    45                    51                    --
1.65% EV ....                1                     3                     4                     1                    --
1.70% EV ....               --                    --                    --                    --                    --
1.75% EV ....               --                    12                    80                    --                    --
1.80% EV ....                2                     4                    55                     2                    --
1.85% EV ....               18                    --                    36                    18                    --
1.90% EV ....               --                    --                    --                    --                    --
1.95% EV ....               --                    --                     2                    --                    --
2.00% EV ....               --                     1                    12                    --                    --
2.05% EV ....               --                    --                     1                    --                    --
2.10% EV ....               --                    --                    --                    --                    --
2.15% EV ....               --                    --                    --                    --                    --
2.20% EV ....               --                    54                   115                    --                    --
2.25% EV ....               --                    --                    --                    --                    --
2.30% EV ....               --                    --                    --                    --                    --
2.45% EV ....               --                    --                    --                    --                    --
                      --------              --------              --------              --------              --------
  Total  ....         $    239                 1,419                 5,134                 1,698                   417
                      ========              ========              ========              ========              ========

                       DRYMIDCAPIX          DRYMIDCAPIX2           DRYSMCAPIXS              DRYSTKIX            FEDAMLEADS
                       -----------          ------------           -----------              --------            ----------
0.95% ......              $     --                    25                    --                    --                    --
1.00% ......                    --                    39                    --                    --                    --
1.05% ......                    --                    --                    --                    --                    --
1.10% ......                     1                    --                     1                     3                    --
1.15% ......                    --                    --                    --                    --                    --
1.20% ......                    --                    --                    --                    --                    --
1.25% ......                    --                    --                    --                    --                    --
1.30% ......                    --                    --                    --                    --                    --
1.35% ......                    --                    --                    --                    --                    --
1.40% ......                    --                    --                    --                    --                    --
1.45% ......                    --                    --                    --                    --                    --
1.50% ......                    --                    --                    --                    --                    --
1.55% ......                    --                    --                    --                    --                    --
1.60% ......                    --                    --                    --                    --                    --
1.65% ......                    --                    --                    --                    --                    --
1.70% ......                    --                    --                    --                    --                    --
1.75% ......                    --                    --                    --                    --                    --
1.80% ......                    --                    --                    --                    --                    --
1.85% ......                    --                    --                    --                    --                    --
1.95% ......                    --                    --                    --                    --                    --
2.05% ......                    --                    --                    --                    --                    --
1.40% EV ...                    --                    --                    --                    --                    --
1.45% EV ...                    --                    --                    --                    --                    --
1.50% EV ...                    --                    --                    --                    --                    --
1.55% EV ...                    --                    --                    --                    --                    --
1.60% EV ...                    --                    --                    --                    --                    --
1.65% EV ...                    --                     1                    --                    --                     1
1.70% EV ...                    --                    --                    --                    --                    --
1.75% EV ...                    --                    --                    --                    --                    --
1.80% EV ...                    --                     2                    --                    --                     2
1.85% EV ...                    --                    --                    --                    --                    --
1.90% EV ...                    --                    --                    --                    --                    --
1.95% EV ...                    --                    --                    --                    --                    --
2.00% EV ...                    --                    --                    --                    --                    --
2.05% EV ...                    --                    --                    --                    --                    --
2.10% EV ...                    --                    --                    --                    --                    --
2.15% EV ...                    --                    --                    --                    --                    --
2.20% EV ...                    --                    --                    --                    --                    --
2.25% EV ...                    --                    --                    --                    --                    --
2.30% EV ...                    --                    --                    --                    --                    --
2.45% EV ...                    --                    --                    --                    --                    --
                          --------              --------              --------              --------              --------
  Total ....              $      1                    67                     1                     3                     3
                          ========              ========              ========              ========              ========

                      FEDCAPAPS             FEDGRSTRAT              FEDHIINCS               FEDINTEQ              FEDQUALBD
                      ---------             ----------              ---------               --------              ---------
0.95% ..              $       1                      1                    362                     --                      1
1.00% ..                     --                     --                    232                     --                     --
1.05% ..                     --                     --                     44                     --                     --
1.10% ..                     --                     --                     85                      1                      7
1.15% ..                     --                     --                     25                     --                     --


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT--7
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

Continued          FEDCAPAPS       FEDGRSTRAT        FEDHIINCS         FEDINTEQ        FEDQUALBD
                   ---------       ----------        ---------         --------        ---------
1.20% ..........       --               --               23               --               --
1.25% ..........       --               --               42               --               --
1.30% ..........       --               --               29               --               --
1.35% ..........       --               --               --               --               --
1.40% ..........        1               --               12               --               --
1.45% ..........       --               --               --               --               --
1.50% ..........       --               --               --               --               --
1.55% ..........       --               --               --               --               --
1.60% ..........       --               --               --               --               --
1.65% ..........       --               --               --               --               --
1.70% ..........       --               --               --               --               --
1.75% ..........       --               --               --               --               --
1.80% ..........       --               --               --               --               --
1.85% ..........       --               --               --               --               --
1.95% ..........       --               --               --               --               --
2.05% ..........       --               --               --               --               --
1.40% EV .......       --               --               79               --               --
1.45% EV .......       --               --              177               --               --
1.50% EV .......       --               --               --               --               --
1.55% EV .......       --               --              120               --               --
1.60% EV .......       --               --               --               --               --
1.65% EV .......        1               --                2               --               --
1.70% EV .......       --               --                7               --               --
1.75% EV .......       --               --               12               --               --
1.80% EV .......        2               --                3               --               --
1.85% EV .......       --               --               --               --               --
1.90% EV .......       --               --               --               --               --
1.95% EV .......       --               --               --               --               --
2.00% EV .......       --               --               --               --               --
2.05% EV .......       --               --               --               --               --
2.10% EV .......       --               --               --               --               --
2.15% EV .......       --               --               --               --               --
2.20% EV .......       --               --               --               --               --
2.25% EV .......       --               --               --               --               --
2.30% EV .......       --               --                1               --               --
2.45% EV .......       --               --               --               --               --
                    -----            -----            -----            -----            -----
  Total ........    $   5                1            1,255                1                8
                    =====            =====            =====            =====            =====

                  FEDQUALBDS        FIDAAMYMKT        FIDVIPEI      FIDVIPEIS         FIDVIPEI2
                  ----------        ----------        --------      ---------         ---------
0.95% .........   $    84               --               --           95,027           29,574
1.00% .........         6               --               --           88,075            9,396
1.05% .........        --               --               --           19,439            2,379
1.10% .........        10               --               --            1,662           16,127
1.15% .........        --               --               --              347            4,444
1.20% .........        --               --               --              241            1,234
1.25% .........        --               --               --              205            2,499
1.30% .........        --               --           38,078               49               82

Continued            FEDQUALBDS    FIDAAMYMKT        FIDVIPEI            FIDVIPEIS        FIDVIPEI2
                     ----------    ----------        --------            ---------        ---------
1.35% .............      --            --                 --                 --                564
1.40% .............       1            --            400,463                368              2,698
1.45% .............      --            --             13,699              2,220                163
1.50% .............      --            --              6,481                 35              2,396
1.55% .............      --            --                 --                 --                850
1.60% .............      --            --                 --                 --                683
1.65% .............      --            --                 --                 --                888
1.70% .............      --            --                 --                 --                  5
1.75% .............      --            --                 --                 --              1,190
1.80% .............      --            --                 --                 --                110
1.85% .............      --            --                 --                 --                 50
1.95% .............      --            --                 --                 --                 10
2.05% .............      --            --                 --                 --                 33
1.40% EV ..........      --            --                 --              1,071             21,951
1.45% EV ..........      --            --                 --                583             26,969
1.50% EV ..........      --            --                 --                 25              4,054
1.55% EV ..........      15            --                 --                 --             25,379
1.60% EV ..........      --            --                 --                 --              3,388
1.65% EV ..........      --            --                 --                 --              2,282
1.70% EV ..........      --            --                 --                 --              2,992
1.75% EV ..........      --            --                 --                 --                441
1.80% EV ..........      --            --                 --                 --                240
1.85% EV ..........      --            --                 --                 --                 84
1.90% EV ..........      --            --                 --                 --                296
1.95% EV ..........      --            --                 --                 --                304
2.00% EV ..........      --            --                 --                 --                174
2.05% EV ..........      --            --                 --                 --                 --
2.10% EV ..........      --            --                 --                 --                722
2.15% EV ..........      --            --                 --                 --                  3
2.20% EV ..........      --            --                 --                 --                 --
2.25% EV ..........      --            --                 --                 --                 33
2.30% EV ..........      --            --                 --                 --                  1
2.45% EV ..........      --            --                 --                 --                 --
                    -------       -------            -------            -------            -------
  Total ........... $   116            --            458,721            209,347            164,688
                    =======       =======            =======            =======            =======

                    FIDVIPGR     FIDVIPGRS          FIDVIPGR2           FIDVIPHI           FIDVIPHIS
                    --------     ---------          ---------           --------           ---------
0.95% ..........    $    --        159,520            45,445                 --             57,337
1.00% ..........         --        150,588            20,525                 --             39,835
1.05% ..........         --         28,233             2,377                 --              9,553
1.10% ..........         --          2,880            20,742                 --                656
1.15% ..........         --          3,107             4,755                 --                390
1.20% ..........         --            825             2,067                 --                163
1.25% ..........         --            480             2,654                 --                 46
1.30% ..........     55,689            150               140             21,790                 --
1.35% ..........         --             31               734                 --                 --
1.40% ..........    564,255            715             2,660            326,652                 49
1.45% ..........     20,764            595             1,252              7,174              1,078
1.50% ..........      6,414            391             1,697              2,874                160
1.55% ..........         --             --             1,247                 --                 --


                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-7

Continued              FIDVIPGR          FIDVIPGRS           FIDVIPGR2             FIDVIPHI            FIDVIPHIS
                       --------          ---------           ---------             --------            ---------
    ...............
1.60% .............       --                 573                 583                  --                  --
1.65% .............       --                  78                 938                  --                  --
1.70% .............       --                  --                 333                  --                  --
1.75% .............       --                  --               1,002                  --                  --
1.80% .............       --                  --                 107                  --                  --
1.85% .............       --                  --                  18                  --                  --
1.95% .............       --                  --                  --                  --                  --
2.05% .............       --                  --                  32                  --                  --
1.40% EV ..........       --               2,170              34,821                  --               1,559
1.45% EV ..........       --               7,341              45,614                  --                 952
1.50% EV ..........       --                  36               2,658                  --                  15
1.55% EV ..........       --                 225              26,295                  --                  --
1.60% EV ..........       --                 341               8,230                  --                  --
1.65% EV ..........       --                  83               2,191                  --                  --
1.70% EV ..........       --                  74               3,376                  --                  --
1.75% EV ..........       --                  --                 359                  --                  --
1.80% EV ..........       --                  --                 192                  --                  --
1.85% EV ..........       --                  --                   7                  --                  --
1.90% EV ..........       --                  --                 449                  --                  --
1.95% EV ..........       --                  --                   5                  --                  --
2.00% EV ..........       --                  --                 391                  --                  --
2.05% EV ..........       --                  --                  67                  --                  --
2.10% EV ..........       --                  --                  --                  --                  --
2.15% EV ..........       --                  --                   2                  --                  --
2.20% EV ..........       --                  --                  --                  --                  --
2.25% EV ..........       --                  --                  62                  --                  --
2.30% EV ..........       --                  --                  --                  --                  --
2.45% EV ..........       --                  --                  --                  --                  --
                    --------             -------             -------             -------             -------
  Total ........... $647,122             358,436             234,027             358,490             111,793
                    ========             =======             =======             =======             =======

                    FIDVIPHI2          FIDVIPMMKT            FIDVIPOV          FIDVIPOVS            FIDVIPOVS2
                    ---------          ----------            --------          ---------            ----------
0.95% ...........   $  8,326             65,906                  --              37,100               8,818
1.00% ...........      5,432             53,989                  --              28,168               6,018
1.05% ...........        615             12,477                  --               6,756                 331
1.10% ...........      6,103              5,464                  --                 904               4,352
1.15% ...........      1,740                948                  --                 179                 494
1.20% ...........        644              2,518                  --                 250                 487
1.25% ...........        220                909                  --                 154                 218
1.30% ...........         63             24,330              30,103                  14                  56
1.35% ...........        138                 --                  --                  --                  36
1.40% ...........        453            337,053             286,082                 184                 786
1.45% ...........         64             20,060               4,142                 337                  44
1.50% ...........        448              3,438               1,551                  22                 331
1.55% ...........        155                 --                  --                  --                 378
1.60% ...........         64                176                  --                 493                  12
1.65% ...........        277                 18                  --                  --                 194
1.70% ...........          2                 --                  --                  --                  67

Continued           FIDVIPHI2          FIDVIPMMKT          FIDVIPOV           FIDVIPOVS         FIDVIPOVS2
                    ---------          ----------          --------           ---------         ----------
1.75% ...........       214                864                 --                 --                 72
1.80% ...........        --                 --                 --                 --                  2
1.85% ...........        32                 --                 --                 --                  9
1.95% ...........        --                 --                 --                 --                  8
2.05% ...........        --                 --                 --                 --                 --
1.40% EV ........     9,311             28,774                 --              1,232             10,882
1.45% EV ........    12,560             21,115                 --              3,102             14,602
1.50% EV ........     1,400              5,285                 --                 35                773
1.55% EV ........     5,360             26,929                 --                148              4,630
1.60% EV ........     2,712              5,901                 --                334              2,109
1.65% EV ........     1,369              8,015                 --                 --                379
1.70% EV ........       500              1,713                 --                 --                207
1.75% EV ........        --              8,493                 --                 --                 --
1.80% EV ........        46                 57                 --                 --                106
1.85% EV ........        38                601                 --                 --                 --
1.90% EV ........       620                224                 --                 --                143
1.95% EV ........       108                460                 --                 --                159
2.00% EV ........        22                 --                 --                 --                 34
2.05% EV ........        --                 --                 --                 --                 --
2.10% EV ........       467                 --                 --                 --                237
2.15% EV ........        --                 --                 --                 --                 --
2.20% EV ........        --                 --                 --                 --                 --
2.25% EV ........        33                 --                 --                 --                 32
2.30% EV ........        --                 --                 --                 --                 --
2.45% EV ........        --                 --                 --                 --                 --
                    -------            -------            -------             ------             ------
  Total .........   $59,536            635,717            321,878             79,412             57,006
                    =======            =======            =======             ======             ======

                   FIDVIPVAIS         FIDVIPVAIS2          FIDVIPAM         FIDVIPAMS            FIDVIPAM2
                   ----------         -----------          --------         ---------            ---------
0.95% ...........  $  2,108              1,245                 --             22,552              4,520
1.00% ...........     2,450                151                 --             19,389              3,670
1.05% ...........        74                 11                 --              5,782                 28
1.10% ...........       177                675                 --                 --              4,370
1.15% ...........       419                966                 --                 --              1,233
1.20% ...........        --                 25                 --                123                421
1.25% ...........        --                 93                 --                170                893
1.30% ...........        --                 15              5,185                 --                102
1.35% ...........        --                 38                 --                 --                127
1.40% ...........        --                620             78,283                 --                374
1.45% ...........        --                 --              3,849                 --                392
1.50% ...........        --                 --              1,181                 31                373
1.55% ...........        --                 --                 --                 --                294
1.60% ...........        --                 --                 --                 --                 51
1.65% ...........        --                 --                 --                 --                 37
1.70% ...........        --                 --                 --                 --                 --
1.75% ...........        --                 --                 --                 --                653
1.80% ...........        --                 --                 --                 --                 --
1.85% ...........        --                 --                 --                 --                 30
1.95% ...........        --                  4                 --                 --                 --
2.05% ...........        --                 --                 --                 --                 19


                                                                     (CONTINUED)

                          NATIONWIDE VARIABLE ACCOUNT-7

Continued          FIDVIPVAIS       FIDVIPVAIS2         FIDVIPAM         FIDVIPAMS         FIDVIPAM2
                   ----------       -----------         --------         ---------         ---------
1.40% EV ........      248             2,274                --               190             6,952
1.45% EV ........       --             1,682                --             1,328             5,730
1.50% EV ........       --               968                --                --             2,168
1.55% EV ........       --             2,969                --                --             4,409
1.60% EV ........       --               122                --                --             2,034
1.65% EV ........       --                 8                --                --               154
1.70% EV ........       --                --                --                --             2,161
1.75% EV ........       --                --                --                --                 2
1.80% EV ........       --                18                --                --                --
1.85% EV ........       --                15                --                --               127
1.90% EV ........       --                20                --                --                13
1.95% EV ........       --                --                --                --                --
2.00% EV ........       --                --                --                --                --
2.05% EV ........       --                --                --                --                --
2.10% EV ........       --                --                --                --                --
2.15% EV ........       --                --                --                --                --
2.20% EV ........       --                --                --                --                --
2.25% EV ........       --                --                --                --                --
2.30% EV ........       --                --                --                --                --
2.45% EV ........       --                --                --                --                --
                    ------            ------            ------            ------            ------
  Total .........   $5,476            11,919            88,498            49,565            41,337
                    ======            ======            ======            ======            ======

                 FIDVIPAMGR        FIDVIPAMGRS       FIDVIPAMGRS2         FIDVIPCON        FIDVIPCONS
                 ----------        -----------       ------------         ---------        ----------
0.95% .........  $    --             12,522              4,132                 --            110,988
1.00% .........       --             13,709                739                 --            102,919
1.05% .........       --              2,758                509                 --             21,999
1.10% .........       --                209              1,410                 --              1,430
1.15% .........       --                 --                163                 --              2,071
1.20% .........       --                189                244                 --                628
1.25% .........       --                  6                200                 --                250
1.30% .........    4,430                 18                 70             55,561                 77
1.35% .........       --                 --                 23                 --                 33
1.40% .........   55,691                120                 99            525,607                452
1.45% .........    1,616                 --                233             14,811                449
1.50% .........      737                 27                321              3,663                298
1.55% .........       --                 --                  7                 --                 --
1.60% .........       --                 --                 77                 --                686
1.65% .........       --                 --                203                 --                 93
1.70% .........       --                 --                 --                 --                 --
1.75% .........       --                 --                 --                 --                 --
1.80% .........       --                 --                 --                 --                 --
1.85% .........       --                 --                 30                 --                 20
1.95% .........       --                 --                 --                 --                 --
2.05% .........       --                 --                 --                 --                 --
1.40% EV ......       --                227              4,808                 --              1,503
1.45% EV ......       --                 --              9,633                 --              5,826
1.50% EV ......       --                 --                 58                 --                 37

Continued           FIDVIPAMGR         FIDVIPAMGRS      FIDVIPAMGRS2          FIDVIPCON         FIDVIPCONS
                    ----------         -----------      ------------          ---------         ----------
    ............
1.55% EV .......         --                 --              3,172                 --                267
1.60% EV .......         --                 --              1,946                 --                 --
1.65% EV .......         --                 40                 21                 --                 38
1.70% EV .......         --                 --                174                 --                 --
1.75% EV .......         --                 --                 34                 --                 --
1.80% EV .......         --                 --                 --                 --                 --
1.85% EV .......         --                 --                 --                 --                 --
1.90% EV .......         --                 --                 --                 --                 --
1.95% EV .......         --                 --                 --                 --                 --
2.00% EV .......         --                 --                 22                 --                 --
2.05% EV .......         --                 --                 --                 --                 --
2.10% EV .......         --                 --                 --                 --                 --
2.15% EV .......         --                 --                 --                 --                 --
2.20% EV .......         --                 --                 --                 --                 --
2.25% EV .......         --                 --                 --                 --                 --
2.30% EV .......         --                 --                 --                 --                 --
2.45% EV .......         --                 --                 --                 --                 --
                   --------             ------             ------            -------            -------
  Total ........   $ 62,474             29,825             28,328            599,642            250,064
                   ========             ======             ======            =======            =======

                 FIDVIPCON2        FIDVIPI500        FIDVIPIGBD           FIDVIPAGGRS       FIDVIPAGGR2
                 ----------        ----------        ----------           -----------       -----------
0.95% ..........  $25,010            173,373             88,392                732              1,187
1.00% ..........   15,126            108,887             60,520                471                281
1.05% ..........    1,638             20,883             22,632                 55                 --
1.10% ..........    8,917             22,501             17,176                 --                960
1.15% ..........    1,589              2,330              4,364                 --                235
1.20% ..........    1,738              3,970              1,531                 --                 42
1.25% ..........    1,490              1,539              1,556                 --                 53
1.30% ..........      182             42,710             20,674                 --                 21
1.35% ..........      282                666                484                 --                  6
1.40% ..........    1,803            375,463            304,487                 --                139
1.45% ..........      524             13,792              5,989                 --                  5
1.50% ..........    1,082              6,815              3,550                 --                 23
1.55% ..........      831              2,998                474                 --                 31
1.60% ..........       34                 92                 69                 --                 --
1.65% ..........      262                557                 47                 --                  6
1.70% ..........      193                318                  6                 --                 --
1.75% ..........      293                 --                146                 --                 --
1.80% ..........        7                108                 --                 --                 --
1.85% ..........       --                 18                 21                 --                 --
1.95% ..........        8                 --                 --                 --                  4
2.05% ..........       --                 32                 --                 --                 --
1.40% EV .......   17,721             31,570             26,401                405              3,598
1.45% EV .......   31,092             28,744             17,427                 --                446
1.50% EV .......    1,476              1,504              5,873                 --                 38
1.55% EV .......   12,271             17,873             15,233                 --              1,623
1.60% EV .......    7,679              2,015              2,165                 --                570
1.65% EV .......      824              1,837              1,321                 --                 37
1.70% EV .......    1,553                786              2,699                 --                135
1.75% EV .......      138                 55                 20                 --                 --


                                                                     (CONTINUED)

                          NATIONWIDE VARIABLE ACCOUNT-7

Continued            FIDVIPCON2          FIDVIPI500          FIDVIPIGBD          FIDVIPAGGRS         FIDVIPAGGR2
                     ----------          ----------          ----------          -----------         -----------
1.80% EV ........        229                  90                 192                  --                   3
1.85% EV ........         18                 132                 180                  --                  28
1.90% EV ........        278                  --                  35                  --                  --
1.95% EV ........        134                  23                  31                  --                 117
2.00% EV ........        251                 100                  --                  --                  --
2.05% EV ........         72                  --                  --                 293                  --
2.10% EV ........        535                 966                  --                  --                 280
2.15% EV ........         --                  --                  --                  --                   1
2.20% EV ........         12                  --                  --                  --                  --
2.25% EV ........         --                  --                  --                  --                  --
2.30% EV ........          1                  --                  --                  --                  --
2.45% EV ........         --                  --                  --                  --                  --
                    --------             -------             -------               -----               -----
Total ...........   $135,293             862,747             603,695               1,956               9,869
                    ========             =======             =======               =====               =====

                 FIDVIPBAL         FIDVIPBALS         FIDVIPBAL2        FIDVIPDYCAPS        FIDVIPDYCAP2
                 ---------         ----------         ----------        ------------        ------------
0.95% ......... $     --             49,546              8,527              3,162              3,234
1.00% .........       --             46,736              6,202                891                846
1.05% .........       --              8,843                431                135                175
1.10% .........       --                895              3,639                 --              1,120
1.15% .........       --                438              1,112                147                494
1.20% .........       --                 83                505                  6                142
1.25% .........       --                 91              1,406                 --                 41
1.30% .........   55,805                 --                 48                 --                 --
1.35% .........       --                 --                601                 --                  4
1.40% .........  515,994                414              1,041                 24                505
1.45% .........    3,052                 20                 82                 --                 52
1.50% .........    1,163                161                635                 --                302
1.55% .........       --                 --                399                 --                 53
1.60% .........       --                 --                600                 --                 36
1.65% .........       --                 --                193                 --                 69
1.70% .........       --                 --                147                 --                 --
1.75% .........       --                 --                  5                 --                317
1.80% .........       --                 --                 12                 --                 --
1.85% .........       --                 --                 --                 --                  9
1.95% .........       --                 --                  6                 --                 --
2.05% .........       --                 --                 --                 --                 --
1.40% EV ......       --                408             10,745                 77              4,322
1.45% EV ......       --                552             19,237                 96              4,139
1.50% EV ......       --                 --                401                 --                 50
1.55% EV ......       --                 --             11,341                 --              2,374
1.60% EV ......       --                 --              4,740                 --              1,050
1.65% EV ......       --                 --                522                 --                348
1.70% EV ......       --                 --                198                 --                415
1.75% EV ......       --                 --                412                 --                 --
1.80% EV ......       --                 --                 72                 --                  8
1.85% EV ......       --                 --                129                 --                 45
1.90% EV ......       --                 --                263                 --                  5

Continued             FIDVIPBAL          FIDVIPBALS          FIDVIPBAL2         FIDVIPDYCAPS        FIDVIPDYCAP2
                      ---------          ----------          ----------         ------------        ------------
1.95% EV .........        --                  --                 211                  --                  --
2.00% EV .........        --                  --                 337                  --                  --
2.05% EV .........        --                  --                  --                  --                  --
2.10% EV .........        --                  --                   4                  --                  37
2.15% EV .........        --                  --                  --                  --                  --
2.20% EV .........        --                  --                  --                  --                  --
2.25% EV .........        --                  --                  --                  --                  --
2.30% EV .........        --                  --                  --                  --                  --
2.45% EV .........        --                  --                  --                  --                  --
                     --------             -------              ------               -----              ------
Total ............   $576,014             108,187              74,203               4,538              20,192
                     ========             =======              ======               =====              ======

                  FIDVIPGRIN          FIDVIPGRINS          FIDVIPGRIN2          FIDVIPGROP           FIDVIPGROPS
                  ----------          -----------          -----------          ----------           -----------
0.95% .........   $     --               91,573               16,173                   --              119,195
1.00% .........         --              106,264               10,832                   --              110,178
1.05% .........         --               22,889                1,542                   --               20,177
1.10% .........         --                1,732                6,286                   --                2,539
1.15% .........         --                1,603                1,778                   --                1,898
1.20% .........         --                  403                1,106                   --                  495
1.25% .........         --                  348                2,539                   --                  226
1.30% .........     23,898                   46                  178              161,633                   68
1.35% .........         --                   --                  349                   --                   --
1.40% .........    271,480                  630                  884            1,409,793                1,841
1.45% .........     10,836                1,393                  337               14,862                1,591
1.50% .........      2,718                   48                  257                7,849                  181
1.55% .........         --                   --                  117                   --                   --
1.60% .........         --                   --                  369                   --                   --
1.65% .........         --                   --                   18                   --                   --
1.70% .........         --                   --                   --                   --                   --
1.75% .........         --                   --                  209                   --                   --
1.80% .........         --                   --                   --                   --                   --
1.85% .........         --                   --                   --                   --                   --
1.95% .........         --                   --                   --                   --                   --
2.05% .........         --                   --                   --                   --                   --
1.40% EV ......         --                1,810               18,800                   --                1,964
1.45% EV ......         --                3,114               30,108                   --                1,436
1.50% EV ......         --                   --                1,024                   --                   45
1.55% EV ......         --                   --               12,258                   --                  109
1.60% EV ......         --                   --                3,127                   --                  165
1.65% EV ......         --                   --                1,042                   --                   32
1.70% EV ......         --                   --                1,059                   --                   79
1.75% EV ......         --                   --                  102                   --                   --
1.80% EV ......         --                   --                   65                   --                   --
1.85% EV ......         --                   --                   --                   --                   --
1.90% EV ......         --                   --                  606                   --                   --
1.95% EV ......         --                   --                  193                   --                   --
2.00% EV ......         --                   --                  310                   --                   --
2.05% EV ......         --                   --                   --                   --                   --
2.10% EV ......         --                   --                  751                   --                   --
2.15% EV ......         --                   --                   --                   --                   --


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

Continued            FIDVIPGRIN       FIDVIPGRINS       FIDVIPGRIN2      FIDVIPGROP        FIDVIPGROPS
                     ----------       -----------       -----------      ----------        -----------
2.20% EV .........          --               --               --                --                --
2.25% EV .........          --               --               32                --                --
2.30% EV .........          --               --               --                --                --
2.45% EV .........          --               --               --                --                --
                     ---------          -------          -------         ---------           -------
    Total ........   $ 308,932          231,853          112,451         1,594,137           262,219
                     =========          =======          =======         =========           =======

               FIDVIPGROP2          FIDVIPMCAP       FIDVIPMCAPS         FIDVIPMCAP2         FIDVIPVAIS
               -----------          ----------       -----------         -----------         ----------
0.95% .......    $11,340                 --             45,943             25,505                 --
1.00% .......     10,160                 --             56,778             13,182                 --
1.05% .......        519                 --              8,832                730                 --
1.10% .......      4,762                 --              1,011             13,447                  1
1.15% .......        658                 --                656              3,485                 --
1.20% .......        840                 --                120              1,370                 --
1.25% .......        448                 --                281              1,703                 --
1.30% .......        168             20,201                 --                254                 --
1.35% .......         73                 --                 --                409                 --
1.40% .......        293                 --                 84              2,659                 --
1.45% .......        310                 --                528              2,000                 --
1.50% .......        287                 --                152              1,040                 --
1.55% .......         45                 --                 --              1,095                 --
1.60% .......         34                 --                 --                 82                 --
1.65% .......        114                 --                 --                480                 --
1.70% .......         --                 --                 --                378                 --
1.75% .......          2                 --                 --                513                 --
1.80% .......         --                 --                 --                116                 --
1.85% .......         --                 --                 --                 15                 --
1.95% .......         --                 --                 --                 --                 --
2.05% .......         --                 --                 --                 35                 --
1.40% EV ....     11,356                 --                932             36,193                 --
1.45% EV ....     16,244                 --              5,947             40,480                 --
1.50% EV ....        429                 --                 23              1,918                 --
1.55% EV ....      5,037                 --                475             20,252                 --
1.60% EV ....      2,334                 --                532              7,096                 --
1.65% EV ....        373                 --                 --              1,978                 --
1.70% EV ....        692                 --                126              1,207                 --
1.75% EV ....         --                 --                 --                 42                 --
1.80% EV ....         29                 --                 --                144                 --
1.85% EV ....         --                 --                 --                 86                 --
1.90% EV ....         --                 --                 --                 82                 --
1.95% EV ....         74                 --                 --                140                 --
2.00% EV ....         --                 --                 --                187                 --
2.05% EV ....         --                 --                328                 --                 --
2.10% EV ....        466                 --                 --                530                 --
2.15% EV ....         --                 --                 --                  1                 --
2.20% EV ....         --                 --                 --                 50                 --
2.25% EV ....         64                 --                 --                 70                 --

Continued          FIDVIPGROP2        FIDVIPMCAP         FIDVIPMCAPS       FIDVIPMCAP2          FIDVIPVAIS
                   -----------        ----------         -----------       -----------          ----------
2.30% EV .....           --                 --                 --                  1                 --
2.45% EV .....           --                 --                 --                 --                 --
                    -------             ------            -------            -------              -----
   Total .....      $67,151             20,201            122,748            178,955                  1
                    =======             ======            =======            =======              =====

               FIDVIPVAIS2      FRANRDIVSEC    FRANFORSEC    GVITEMMRKTS2      GVITGVTBD
               -----------      -----------    ----------    ------------      ---------
0.95% ........   $  14               --            --             177              799
1.00% ........      43               --            --              58              199
1.05% ........      --               --            --             193               87
1.10% ........       8                2            --               6              469
1.15% ........      --               --            --              67              110
1.20% ........      --               --            --              20               96
1.25% ........      --               --            --              --               86
1.30% ........      --               --            --              --               30
1.35% ........      --               --            --              --               --
1.40% ........       2               --            --              --               32
1.45% ........      --               --            --              --               --
1.50% ........      --               --            --              --               --
1.55% ........      --               --            --              --               75
1.60% ........      --               --            --              --               --
1.65% ........      --               --            --              --               --
1.70% ........      --               --            --              --               --
1.75% ........      --               --            --              --               --
1.80% ........      --               --            --              --               --
1.85% ........      --               --            --              --               --
1.95% ........      --               --            --              --               --
2.05% ........      --               --            --              --               --
1.40% EV .....      --               --            --             185              335
1.45% EV .....      --               --            --              --               40
1.50% EV .....      --               --            --              --                7
1.55% EV .....       2               --            --              29              565
1.60% EV .....      --               --            --              --              215
1.65% EV .....       1               --            --               1               --
1.70% EV .....      --               --            --              --               --
1.75% EV .....      --               --            --              --               --
1.80% EV .....       2               --            --               2                2
1.85% EV .....      --               --            --              --               --
1.90% EV .....      --               --            --              --               --
1.95% EV .....      --               --            --              --                9
2.00% EV .....      --               --            --              --               --
2.05% EV .....      --               --            --              --               --
2.10% EV .....      --               --            --              --               --
2.15% EV .....      --               --            --              --                3
2.20% EV .....      --               --            --              --               --
2.25% EV .....      --               --            --              --               --
2.30% EV .....      --               --            --              --               --
2.45% EV .....      --               --            --              --               --
                 -----            -----         -----           -----            -----
   Total .....   $  72                2            --             738            3,159
                 =====            =====         =====           =====            =====


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

                            GVITIDAGG   GVITIDCON    GVITIDMOD   GVITIDMODAGG      GVITIDMODCON
                            ---------   ---------    ---------   ------------      ------------

0.95% ................      $      45         148         832             598               188
1.00% ................             --          98          --              --               678
1.05% ................             --          --          --              --                31
1.10% ................              7          92       1,825             298               169
1.15% ................             --           7         667             151                52
1.20% ................             39         182          28              58                 2
1.25% ................             38          14          50              45                --
1.30% ................             --          --          84              37                17
1.35% ................             --          --           3               7                --
1.40% ................             --           2         280               5                17
1.45% ................             --          --          --              --                17
1.50% ................             --          --          --              --                 6
1.55% ................             --          --         699             219                --
1.60% ................             --          --       1,595             110                --
1.65% ................             --          --          --              --                --
1.70% ................             --          --          --              --                --
1.75% ................             --          --          --              --                --
1.80% ................             --          --         259              --                --
1.85% ................             --          --          33              17                --
1.95% ................             --          --          --              --                --
2.05% ................             --          --          --              --                --
1.40% EV .............            139         446         147             185               165
1.45% EV .............             --          --          --              --                15
1.50% EV .............             --          --          --              --                --
1.55% EV .............             --          27         776              38               420
1.60% EV .............             --           7          26              --               104
1.65% EV .............              3          --         242              --                37
1.70% EV .............             --          --          --              --                --
1.75% EV .............             --          --          74              --                27
1.80% EV .............             15          --          --               8                --
1.85% EV .............             --          --          --              --                19
1.90% EV .............             --          --          --              --                --
1.95% EV .............             --          --          --              --                --
2.00% EV .............             33          --          21              --                --
2.05% EV .............             --          --          --              --                --
2.10% EV .............             --          --          --              43                --
2.15% EV .............             --          --          --              --                --
2.20% EV .............             --          --          67              --                --
2.25% EV .............             --          --          --              --                --
2.30% EV .............             --           1          --              --                 1
2.45% EV .............             --          --          --              --                --
                            ---------   ---------    ---------   ------------      ------------
  Total...............      $     319       1,024       7,708           1,819             1,965
                            =========   =========    ========    ============      ============

                             GVITMYMKT    GVITSMCAPGR2      GVITSMCAPVAL    GVITSMCAPVAL2     GVITSMCOMP
                             ---------    ------------      ------------    -------------     ----------
0.95% ................       $   2,040             181                --               68             --
1.00% ................           1,638             422                --               44             --
1.05% ................             371              --                --               --             --

Continued                    GVITMYMKT    GVITSMCAPGR2      GVITSMCAPVAL    GVITSMCAPVAL2     GVITSMCOMP
                             ---------    ------------      ------------    -------------     ----------
1.10% ................             483              12                --                1             --
1.15% ................               6              59                --               --             --
1.20% ................               8               2                --               --             --
1.25% ................              --              --                --               --             --
1.30% ................               2              --                --               --             --
1.35% ................              --              --                --               --             --
1.40% ................               1               1                --                9             --
1.45% ................              --              --                --               --             --
1.50% ................              --              --                --               --             --
1.55% ................              --              --                --               --             --
1.60% ................              --              --                --               --             --
1.65% ................              --              --                --               --             --
1.70% ................              --              --                --               --             --
1.75% ................              25              --                --               --             --
1.80% ................              --              --                --               --             --
1.85% ................              --              --                --               --             --
1.95% ................              --              --                --               --             --
2.05% ................              --              --                --               --             --
1.40% EV .............           1,548             202                --               --             --
1.45% EV .............             156              12                --               --             --
1.50% EV .............             103              --                --               --             --
1.55% EV .............             465              61                --               --             --
1.60% EV .............             496              --                --               --             --
1.65% EV .............              12               2                --                2             --
1.70% EV .............              43              --                --               --             --
1.75% EV .............              67              --                --               --             --
1.80% EV .............               4               3                --                3             --
1.85% EV .............              --              --                --               --             --
1.90% EV .............              --              --                --               --             --
1.95% EV .............              --               3                --               --             --
2.00% EV .............              --              --                --               --             --
2.05% EV .............              --              --                --               --             --
2.10% EV .............              --              --                --               --             --
2.15% EV .............              --               1                --               --             --
2.20% EV .............              --              --                --               --             --
2.25% EV .............              --              --                --               --             --
2.30% EV .............              --               1                --               --             --
2.45% EV .............              --              --                --               --             --
                             ---------    ------------      ------------    -------------     ----------
Total ................       $   7,468             962                --              127             --
                             =========    ============      ============    =============    ===========

                               GVITSMCOMP2    MFSINVGRS   MFSMIDCAPGRS    MFSNEWDISCS     MFSVALS
                               -----------    ---------   ------------    -----------     -------
0.95% .................        $       275          155             66            116         139
1.00% .................                175           15             11            101          36
1.05% .................                 40           --             18             --          74
1.10% .................                288           41             61            144           1
1.15% .................                100           10             18              2           5
1.20% .................                  1            5              8              1           5
1.25% .................                 --           --             --             --          --
1.30% .................                 --            3             --             --          --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

Continued                      GVITSMCOMP2    MFSINVGRS   MFSMIDCAPGRS    MFSNEWDISCS     MFSVALS
                               -----------    ---------   ------------    -----------     -------
1.35% .................                 --            4              8              2           2
1.40% .................                  4            7              6             16           2
1.45% .................                 --           --             --             --          --
1.50% .................                 --           --             --             --          --
1.55% .................                 --           --             48             --          --
1.60% .................                 --           --             --             --          --
1.65% .................                 --           --             --             --          --
1.70% .................                 --           --             --             --          --
1.75% .................                 --           --             --             --          --
1.80% .................                 --           --             --             --          --
1.85% .................                 --           --             --             --          --
1.95% .................                 --           --             --             --          --
2.05% .................                 --           --             --             --          --
1.40% EV ..............                 27           --            243             11         240
1.45% EV ..............                109           --             --             47          50
1.50% EV ..............                 --           --             --             --           3
1.55% EV ..............                126           --            126             75         207
1.60% EV ..............                 --           --             --             --          48
1.65% EV ..............                  2            3              3              3           7
1.70% EV ..............                 23            6             --             --          34
1.75% EV ..............                 --           --             --             --          44
1.80% EV ..............                  9           78             51              4           5
1.85% EV ..............                 --           10             19             --          18
1.90% EV ..............                 --           --             --             --          --
1.95% EV ..............                 --           --             --              2           7
2.00% EV ..............                 --           --             --             --          10
2.05% EV ..............                 68            1              1             --          --
2.10% EV ..............                 --           --             --             --          --
2.15% EV ..............                 --           --             --             --           2
2.20% EV ..............                 --           12              7             --          50
2.25% EV ..............                 --           --             --             --          --
2.30% EV ..............                 --            1             --             --          --
2.45% EV ..............                 --           --             --             --          --
                               -----------    ---------   ------------    -----------     -------
Total .................        $     1,247          351            694            524         989
                               ===========    =========   ============    ===========     =======

                             OPPCAPAPS      OPPGLSECS     OPPHIGHINC    OPPMSGRINCS     OPPMSSMCAP
                             ---------      ---------     ----------    -----------     ----------
0.95%.................       $     642            564             --            512             --
1.00%  ...............              18            500             --            137             --
1.05%  ...............              --              1             --             65             --
1.10%  ...............             458            353              1            377             --
1.15%  ...............              55            190             --            123             --
1.20%  ...............               8              4             --             15             --
1.25%  ...............              73             42             --             20             --
1.30%  ...............              12             --             --             15             --
1.35%  ...............               4              3             --             --             --
1.40%  ...............              27             13             --             65             --
1.45%  ...............              --             --             --             --             --

Continued                    OPPCAPAPS      OPPGLSECS     OPPHIGHINC    OPPMSGRINCS     OPPMSSMCAP
                             ---------      ---------     ----------    -----------     ----------
1.50%  ...............              --             72             --            189             --
1.55%  ...............              --             --             --             --             --
1.60%  ...............              --             --             --             --             --
1.65%  ...............              --             --             --             --             --
1.70%  ...............              --             --             --             --             --
1.75%  ...............              --             --             --             --             --
1.80%  ...............              --             --             --             --             --
1.85%  ...............              --             --             --             --             --
1.95%  ...............              --             --             --             --             --
2.05%  ...............              --             --             --             --             --
1.40%EV ..............             189            618             --            109             --
1.45%EV ..............               5              1             --            122             --
1.50%EV ..............              --             --             --             --             --
1.55%EV ..............             351            234             --            606             --
1.60%EV ..............             272             28             --             65             --
1.65%EV ..............               4             27             --              4             --
1.70%EV ..............              32             --             --             --             --
1.75%EV ..............              --             --             --             88             --
1.80%EV ..............              79             60             --              6             --
1.85%EV ..............              50             18             --             18             --
1.90%EV ..............              --             --             --             --             --
1.95%EV ..............              --             11             --             11             --
2.00%EV ..............              --             --             --             21             --
2.05%EV ..............              68              1             --             --             --
2.10%EV ..............              --             --             --             --             --
2.15%EV ..............              --              3             --              3             --
2.20%EV ..............              12              8             --             --             --
2.25%EV ..............              --             --             --             --             --
2.30%EV ..............              --             --             --             --             --
2.45%EV ..............              --             --             --             --             --
                             ---------      ---------     ----------    -----------     ----------
Total.................       $   2,359          2,751              1          2,571             --
                             =========      =========     ==========    ===========     ==========

                             OPPSTRATBDS   PVTSMCAPVAL   VKCOM2   VKEMGR2   VISLGCAPGR2
                             -----------   -----------   ------   -------   -----------
0.95%.................       $       347             8      710       132            15
1.00%  ...............               386            --      494        33            --
1.05%  ...............                77            --      141        --            --
1.10%  ...............               184            --      343       205             2
1.15%  ...............                50            --       36        10            --
1.20%  ...............                 2            --       22        36            --
1.25%  ...............                 7            --      142        19            --
1.30%  ...............                13            --       24        --            --
1.35%  ...............                --            --        4         2            --
1.40%  ...............                 8            --       58         9            --
1.45%  ...............                --            --       --        --            --
1.50%  ...............                66            --       --        --            --
1.55%  ...............                --            --       --        --            --
1.60%  ...............                --            --       --        --            --
1.65%  ...............                --            --       --        --            --
1.70%  ...............                --            --       --        --            --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

Continued                    OPPSTRATBDS   PVTSMCAPVAL   VKCOM2   VKEMGR2   VISLGCAPGR2
                             -----------   -----------   ------   -------   -----------
1.75%  ...............                --            --       --        --            --
1.80%  ...............                --            --       --        --            --
1.85%  ...............                --            --       --        --            --
1.95%  ...............                --            --       --        --            --
2.05%  ...............                --            --       --        --            --
1.40% EV .............               308            --       24        21            --
1.45% EV .............               269            --       89        --            --
1.50% EV .............                --            --       --        --            --
1.55% EV .............               112            --       30        --            --
1.60% EV .............                33            --       60        --            --
1.65% EV .............                --            --        6         3            --
1.70% EV .............                --            --       --        --            --
1.75% EV .............                --            --       --        --            --
1.80% EV .............                17            --       78        52            --
1.85% EV .............                --            --       10         7            --
1.90% EV .............                --            --       --        --            --
1.95% EV .............                 8            --       10        --            --
2.00% EV .............                --            --       --        --            --
2.05% EV .............                --            --        1         1            --
2.10% EV .............                --            --       --        --            --
2.15% EV .............                 2            --        3        --            --
2.20% EV .............                --            --       14         8            --
2.25% EV .............                --            --       --        --            --
2.30% EV .............                --            --       --        --            --
2.45% EV .............                --            --       --        --            --
                             -----------   -----------   ------   -------   -----------
Total.................       $     1,889             8    2,299       538            17
                             ===========   ===========   ======   =======   ===========

                        VISLGCAPVAI2      VISMODGR2
                        ------------      ---------
0.95%...............    $         12             11
1.00%  .............              --             --
1.05%  .............              --             --
1.10%  .............               1             11
1.15%  .............              --             --
1.20%  .............              --             --
1.25%  .............              --             --
1.30%  .............              --             --
1.35%  .............              --              6
1.40%  .............               1             --
1.45%  .............              --             --
1.50%  .............              --             --
1.55%  .............              --             --
1.60%  .............              --             --
1.65%  .............              --             --
1.70%  .............              --             --
1.75%  .............              --             --
1.80%  .............              --             --
1.85%  .............              --             --

Continued               VISLGCAPVAI2      VISMODGR2
                        ------------      ---------
1.95%  .............              --             --
2.05%  .............              --             --
1.40% EV ...........              --             --
1.45% EV ...........              --             --
1.50% EV ...........              --             --
1.55% EV ...........              --            100
1.60% EV ...........              --             --
1.65% EV ...........              --             --
1.70% EV ...........              --             --
1.75% EV ...........              --             --
1.80% EV ...........              --             --
1.85% EV ...........              --             --
1.90% EV ...........              --             --
1.95% EV ...........              --             --
2.00% EV ...........              --             --
2.05% EV ...........              --             --
2.10% EV ...........              --             --
2.15% EV ...........              --             --
2.20% EV ...........              --             --
2.25% EV ...........              --             --
2.30% EV ...........              --             --
2.45% EV ...........              --             --
                        ------------      ---------
  Total.............    $         14            128
                        ============      =========


(3) RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7

(4) CONTRACT OWNER'S EQUITY SCHEDULE

      The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30, 2002, and the contract expense rate and total return for the six month period ended June 30, 2002:


                                                       CONTRACT                        UNIT          CONTRACT            TOTAL
                                                     EXPENSE RATE*      UNITS        FAIR VALUE    OWNERS' EQUITY        RETURN**
                                                     -------------      -----        ----------    --------------        --------
AIM VIF - Basic Value Fund - Series II
        2002.....................................    0.95%            114,042        $9.227568     $1,052,330       -7.72% 02/14/02
                                                     1.00%            125,688         9.225861      1,159,580       -7.74% 02/14/02
                                                     1.05%             11,986         9.224141        110,561       -7.76% 02/14/02
                                                     1.10%             12,047         9.222432        111,103       -7.78% 02/14/02
                                                     1.15%              9,091         9.220717         83,826       -7.79% 02/14/02
                                                     1.20%              4,674         9.219002         43,090       -7.81% 02/14/02
                                                     1.25%              2,873         9.217284         26,481       -7.83% 02/14/02
                                                     1.30%                207         9.215578          1,908       -7.84% 02/14/02
                                                     1.35%                165         9.213853          1,520       -7.86% 02/14/02
                                                     1.40%              2,959         9.212143         27,259       -7.88% 02/14/02
                                                     1.50%              1,478         9.208707         13,610       -7.91% 02/14/02
                                                     1.55%                305         9.206984          2,808       -7.93% 02/14/02
                                                     0.95% EV           9,725         9.212657         89,593       -7.87% 02/14/02
                                                     1.00% EV          23,236         9.210949        214,026       -7.89% 02/14/02
                                                     1.10% EV           8,584         9.207521         79,037       -7.92% 02/14/02
                                                     1.15% EV           6,460         9.205808         59,470       -7.94% 02/14/02
                                                     1.20% EV             138         9.204091          1,270       -7.96% 02/14/02
                                                     1.25% EV             250         9.202385          2,301       -7.98% 02/14/02
                                                     1.30% EV           1,394         9.200669         12,826       -7.99% 02/14/02
                                                     1.35% EV           1,789         9.198955         16,457       -8.01% 02/14/02
                                                     1.40% EV           1,355         9.197235         12,462       -8.03% 02/14/02
                                                     1.50% EV             539         9.193805          4,955       -8.06% 02/14/02
                                                     1.55% EV             519         9.192090          4,771       -8.08% 02/14/02
                                                     1.70% EV             158         9.186934          1,452       -8.13% 02/14/02
                                                     1.75% EV           1,963         9.185217         18,031       -8.15% 02/14/02
                                                     2.00% EV              12         9.176612            110       -8.23% 02/14/02

AIM VIF - Capital Appreciation Fund - Series II
        2002.....................................    0.95%              5,494         8.755234         48,101       -12.45% 02/14/02
                                                     1.10%              6,098         8.750351         53,360       -12.50% 02/14/02
                                                     1.15%              3,493         8.748726         30,559       -12.51% 02/14/02
                                                     1.20%                126         8.747099          1,102       -12.53% 02/14/02
                                                     1.35%                  1         8.742214              9       -12.58% 02/14/02
                                                     1.40%                406         8.740580          3,549       -12.59% 02/14/02
                                                     0.95% EV               0         8.740276              0       -12.60% 02/14/02
                                                     1.10% EV           2,988         8.735400         26,101       -12.65% 02/14/02
                                                     1.20% EV             123         8.732150          1,074       -12.68% 02/14/02
                                                     1.35% EV             129         8.727269          1,126       -12.73% 02/14/02
                                                     1.50% EV             231         8.722383          2,015       -12.78% 02/14/02
                                                     1.55% EV             558         8.720753          4,866       -12.79% 02/14/02
                                                     1.70% EV              69         8.715863            601       -12.84% 02/14/02

                                                       CONTRACT                        UNIT          CONTRACT          TOTAL
                                                     EXPENSE RATE*      UNITS        FAIR VALUE    OWNERS' EQUITY     RETURN**
                                                     -------------      -----        ----------    --------------     --------
AIM VIF - Capital Development Fund - Series II
        2002.....................................    1.10%                 12         9.467385            114       -5.33% 06/03/02

AIM VIF - International Equity Fund - Series II
        2002.....................................    0.95%             22,749        10.252464        233,233        2.52% 02/14/02
                                                     1.00%              3,573        10.250561         36,625        2.51% 02/14/02
                                                     1.10%                271        10.246761          2,777        2.47% 02/14/02
                                                     1.15%                 89        10.244858            912        2.45% 02/14/02
                                                     1.40%                618        10.235339          6,325        2.35% 02/14/02
                                                     0.95% EV             354        10.235980          3,624        2.36% 02/14/02
                                                     1.00% EV              67        10.234073            686        2.34% 02/14/02
                                                     1.10% EV           5,037        10.230277         51,530        2.30% 02/14/02
                                                     1.20% EV             223        10.226476          2,281        2.26% 02/14/02
                                                     1.35% EV             198        10.220767          2,024        2.21% 02/14/02
                                                     1.50% EV             260        10.215048          2,656        2.15% 02/14/02
                                                     1.70% EV              76        10.207422            776        2.07% 02/14/02

AIM VIF - Mid Cap Core Equity Fund - Series I
        2002.....................................    1.10%              2,831         9.529980         26,979       -4.70% 06/03/02

AIM VIF - Premier Equity Fund - Series II
        2002.....................................    0.95%              3,017         8.374016         25,264       -16.26% 02/14/02
                                                     1.00%              1,150         8.372452          9,628       -16.28% 02/14/02
                                                     1.10%              5,368         8.369346         44,927       -16.31% 02/14/02
                                                     1.20%                184         8.366228          1,539       -16.34% 02/14/02
                                                     1.35%                 44         8.361555            368       -16.38% 02/14/02
                                                     1.40%                979         8.359995          8,184       -16.40% 02/14/02
                                                     0.95% EV           2,189         8.359556         18,299       -16.40% 02/14/02
                                                     1.00% EV              14         8.358001            117       -16.42% 02/14/02
                                                     1.10% EV           3,482         8.354898         29,092       -16.45% 02/14/02
                                                     1.20% EV             126         8.351784          1,052       -16.48% 02/14/02
                                                     1.35% EV             219         8.347106          1,828       -16.53% 02/14/02
                                                     1.40% EV             923         8.345550          7,703       -16.54% 02/14/02

Alliance VPSF - Alliance Bernstein International
 Value Portfolio - Class B
        2002.....................................    0.95%             32,656        10.921716        356,660        9.22% 02/14/02
                                                     1.00%              5,265        10.919680         57,492        9.20% 02/14/02
                                                     1.05%             19,798        10.917661        216,148        9.18% 02/14/02
                                                     1.10%              3,663        10.915629         39,984        9.16% 02/14/02
                                                     1.15%              1,974        10.913613         21,543        9.14% 02/14/02
                                                     1.30%                164        10.907531          1,789        9.08% 02/14/02
                                                     1.40%                353        10.903472          3,849        9.03% 02/14/02
                                                     1.55%                 39        10.897386            425        8.97% 02/14/02
                                                     0.95% EV           3,053        10.905045         33,293        9.05% 02/14/02
                                                     1.00% EV             940        10.903022         10,249        9.03% 02/14/02
                                                     1.10% EV           4,451        10.898971         48,511        8.99% 02/14/02
                                                     1.20% EV             219        10.894930          2,386        8.95% 02/14/02
                                                     1.30% EV             498        10.890882          5,424        8.91% 02/14/02
                                                     1.35% EV             214        10.888846          2,330        8.89% 02/14/02
                                                     1.75% EV           1,796        10.872621         19,527        8.73% 02/14/02
                                                     2.00% EV               5        10.862457             54        8.62% 02/14/02

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-7

                                                       CONTRACT                        UNIT          CONTRACT          TOTAL
                                                     EXPENSE RATE*      UNITS        FAIR VALUE    OWNERS' EQUITY     RETURN**
                                                     -----------      ---------      ---------     ------------       --------
Alliance VPSF - Alliance Bernstein Small Cap
 Value Portfolio - Class B
        2002.....................................    0.95%             63,739        10.312628        657,317        3.13% 02/14/02
                                                     1.00%             51,944        10.310727        535,580        3.11% 02/14/02
                                                     1.05%              9,675        10.308810         99,738        3.09% 02/14/02
                                                     1.10%             11,064        10.306890        114,035        3.07% 02/14/02
                                                     1.15%             30,265        10.304975        311,880        3.05% 02/14/02
                                                     1.20%              3,914        10.303060         40,326        3.03% 02/14/02
                                                     1.25%              1,551        10.301149         15,977        3.01% 02/14/02
                                                     1.30%                907        10.299232          9,341        2.99% 02/14/02
                                                     1.35%                416        10.297314          4,284        2.97% 02/14/02
                                                     1.40%              2,862        10.295399         29,465        2.95% 02/14/02
                                                     1.55%                 61        10.289653            628        2.90% 02/14/02
                                                     0.95% EV          17,043        10.296645        175,486        2.97% 02/14/02
                                                     1.00% EV          11,843        10.294736        121,921        2.95% 02/14/02
                                                     1.10% EV          10,487        10.290909        107,921        2.91% 02/14/02
                                                     1.15% EV           1,429        10.289000         14,703        2.89% 02/14/02
                                                     1.20% EV             321        10.287091          3,302        2.87% 02/14/02
                                                     1.30% EV           2,926        10.283262         30,089        2.83% 02/14/02
                                                     1.35% EV           2,573        10.281340         26,454        2.81% 02/14/02
                                                     1.40% EV           1,859        10.279429         19,109        2.79% 02/14/02
                                                     1.50% EV             101        10.275593          1,038        2.76% 02/14/02
                                                     1.55% EV             836        10.273677          8,589        2.74% 02/14/02
                                                     1.60% EV              29        10.271759            298        2.72% 02/14/02
                                                     1.70% EV              30        10.267917            308        2.68% 02/14/02
                                                     1.75% EV           4,092        10.266000         42,008        2.66% 02/14/02

Alliance VPSF - Growth & Income Portfolio
 - Class B
        2002.....................................    0.95%             37,008         9.031794        334,249       -9.68% 02/14/02
                                                     1.00%              4,341         9.030114         39,200       -9.70% 02/14/02
                                                     1.05%              1,505         9.028440         13,588       -9.72% 02/14/02
                                                     1.10%             18,987         9.026762        171,391       -9.73% 02/14/02
                                                     1.15%              5,398         9.025081         48,717       -9.75% 02/14/02
                                                     1.20%              3,328         9.023404         30,030       -9.77% 02/14/02
                                                     1.25%              3,122         9.021724         28,166       -9.78% 02/14/02
                                                     1.30%                798         9.020043          7,198       -9.80% 02/14/02
                                                     1.35%                 96         9.018367            866       -9.82% 02/14/02
                                                     1.40%                425         9.016680          3,832       -9.83% 02/14/02
                                                     1.50%              1,522         9.013322         13,718       -9.87% 02/14/02
                                                     1.55%              1,720         9.011639         15,500       -9.88% 02/14/02
                                                     0.95% EV           6,923         9.017004         62,425       -9.83% 02/14/02
                                                     1.00% EV             201         9.015327          1,812       -9.85% 02/14/02
                                                     1.05% EV             226         9.013655          2,037       -9.86% 02/14/02
                                                     1.10% EV          13,029         9.011975        117,417       -9.88% 02/14/02
                                                     1.15% EV           1,349         9.010301         12,155       -9.90% 02/14/02
                                                     1.20% EV             117         9.008621          1,054       -9.91% 02/14/02
                                                     1.35% EV             122         9.003590          1,098       -9.96% 02/14/02
                                                     1.40% EV             868         9.001908          7,814       -9.98% 02/14/02

                                                       CONTRACT                        UNIT          CONTRACT          TOTAL
                                                     EXPENSE RATE*      UNITS        FAIR VALUE    OWNERS' EQUITY     RETURN**
                                                     -----------      ---------      ---------     ------------       --------
Alliance VPSF - Premier Growth Portfolio
 - Class B
        2002.....................................    0.95%              3,268         8.507407         27,802       -14.93% 02/14/02
                                                     1.00%              2,439         8.505825         20,746       -14.94% 02/14/02
                                                     1.10%              6,032         8.502664         51,288       -14.97% 02/14/02
                                                     1.15%              1,244         8.501087         10,575       -14.99% 02/14/02
                                                     1.20%              1,300         8.499501         11,049       -15.00% 02/14/02
                                                     1.35%                  1         8.494750              8       -15.05% 02/14/02
                                                     1.40%              2,477         8.493163         21,038       -15.07% 02/14/02
                                                     0.95% EV           3,489         8.492665         29,631       -15.07% 02/14/02
                                                     1.10% EV           6,230         8.487924         52,880       -15.12% 02/14/02

Dreyfus GVIT Mid Cap Index Fund - Class I
        2002.....................................    1.10%                165         9.492592          1,566       -5.07% 06/03/02

Dreyfus GVIT Mid Cap Index Fund - Class II
        2002.....................................    0.95%              7,957         9.053076         72,035       -9.47% 05/01/02
                                                     1.00%              5,974         9.052348         54,079       -9.48% 05/01/02
                                                     1.20% EV             118         9.042687          1,067       -9.57% 05/01/02
                                                     1.35% EV             142         9.040496          1,284       -9.60% 05/01/02
                                                     2.00% EV               6         9.030974             54       -9.69% 05/01/02

Dreyfus IP - Small Cap Stock Index Portfolio
 - Service Class
        2002.....................................    1.10%                239         9.760245          2,333       -2.40% 06/03/02

Dreyfus Stock Index Fund

        2002.....................................    1.10%                711         9.511927          6,763       -4.88% 06/03/02

Federated IS - Federated American Leaders Fund II
 - Service Shares
        2002.....................................    1.20% EV             117         9.263389          1,084       -7.37% 05/01/02
                                                     1.35% EV             122         9.261146          1,130       -7.39% 05/01/02

Federated IS - Federated Capital Appreciation
 Fund II - Service Shares
        2002.....................................    0.95%               368          9.243821          3,402       -7.56% 05/01/02
                                                     1.20% EV            117          9.233302          1,080       -7.67% 05/01/02
                                                     1.35% EV            123          9.231069          1,135       -7.69% 05/01/02

Federated IS - Federated Growth Strategies
 Fund II
        2002.....................................    0.95%               503          9.490013          4,773       -5.10% 06/03/02
                                                     1.10%             1,581          9.489030         15,002       -5.11% 06/03/02

Federated IS - Federated High Income Bond
 Fund II - Service Shares
        2002.....................................    0.95%            39,412          9.741429        383,929       -2.59% 02/14/02
                                                     1.00%            28,981          9.739622        282,264       -2.60% 02/14/02
                                                     1.05%             3,037          9.737815         29,574       -2.62% 02/14/02
                                                     1.10%             8,421          9.736007         81,987       -2.64% 02/14/02
                                                     1.15%             1,684          9.734198         16,392       -2.66% 02/14/02
                                                     1.20%             1,053          9.732391         10,248       -2.68% 02/14/02
                                                     1.25%             1,885          9.730583         18,342       -2.69% 02/14/02
                                                     1.30%             1,784          9.728773         17,356       -2.71% 02/14/02
                                                     1.40%               923          9.725148          8,976       -2.75% 02/14/02
                                                     1.55%               247          9.719711          2,401       -2.80% 02/14/02
                                                     0.95% EV          3,958          9.725645         38,494       -2.74% 02/14/02
                                                     1.00% EV          9,471          9.723841         92,094       -2.76% 02/14/02
                                                     1.10% EV          6,026          9.720231         58,574       -2.80% 02/14/02
                                                     1.20% EV            172          9.716617          1,671       -2.83% 02/14/02

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                     Contract                  Unit         Contract         Total
                                                   Expense Rate*    Units    Fair Value  Owners' Equity      Return**
                                                   -------------    -----    ----------  --------------      --------
                                                     1.25%  EV          252   9.714812          2,448       -2.85%   02/14/02
                                                     1.30%  EV          831   9.713003          8,072       -2.87%   02/14/02
                                                     1.35%  EV          111   9.711197          1,078       -2.89%   02/14/02
                                                     1.85%  EV           21   9.693066            204       -3.07%   02/14/02

Federated IS - Federated International Equity
 Fund II
        2002.....................................    1.10%              384   9.487027          3,643       -5.13%   06/03/02

Federated IS - Federated Quality Bond
 Fund II - Primary Shares
        2002.....................................    0.95%              497  10.002561          4,971        0.03%   06/03/02
                                                     1.10%            3,541  10.001525         35,415        0.02%   06/03/02

Federated IS - Federated Quality Bond
 Fund II - Service Shares
        2002.....................................    0.95%           36,129  10.104366        365,061        1.04%   05/01/02
                                                     1.00%            1,596  10.103555         16,125        1.04%   05/01/02
                                                     1.10%            4,774  10.101934         48,227        1.02%   05/01/02
                                                     1.55%               41  10.094617            414        0.95%   05/01/02
                                                     1.10%  EV        2,072  10.094773         20,916        0.95%   05/01/02

Fidelity(R) VIP - Equity-Income Portfolio:
 Initial Class
        2002.....................................    1.30%          420,570  13.266237      5,579,381       -6.75%
                                                     1.40%        4,058,599  13.193346     53,546,501       -6.80%
                                                     1.45%          165,738  11.109080      1,841,197       -6.82%
                                                     1.50%           76,634  11.082908        849,328       -6.85%

Fidelity(R) VIP - Equity-Income Portfolio:
 Service Class
        2002.....................................    0.95%        1,699,703  10.663925     18,125,505       -6.61%
                                                     1.00%        1,468,920  10.640371     15,629,854       -6.64%
                                                     1.05%          325,881  10.616868      3,459,836       -6.66%
                                                     1.10%           31,941   8.770411        280,136       -6.68%
                                                     1.15%            7,418   8.756436         64,955       -6.71%
                                                     1.20%            4,404   8.742473         38,502       -6.73%
                                                     1.25%            3,586   8.728533         31,301       -6.75%
                                                     1.30%              843   8.714598          7,346       -6.78%
                                                     1.40%            5,813   8.686773         50,496       -6.82%
                                                     1.45%           33,639   8.672892        291,747       -6.85%
                                                     1.50%              528   8.659008          4,572       -6.87%
                                                     0.95%  EV        9,498   9.772477         92,819       -6.83%
                                                     1.00%  EV        8,216   9.755411         80,150       -6.85%
                                                     1.05%  EV          330   9.738357          3,214       -6.88%

Fidelity(R) VIP - Equity-Income Portfolio:
 Service Class 2
        2002.....................................    0.95%          655,189   9.525669      6,241,114       -6.68%
                                                     1.00%          181,198   9.515291      1,724,152       -6.70%
                                                     1.05%           46,067   9.504925        437,863       -6.73%
                                                     1.10%          327,931   9.494570      3,113,564       -6.75%
                                                     1.15%          105,239   9.484222        998,110       -6.77%
                                                     1.20%           24,127   9.473875        228,576       -6.80%
                                                     1.25%           46,747   9.463529        442,392       -6.82%
                                                     1.30%            2,522   9.453201         23,841       -6.84%
                                                     1.35%            9,298   9.442875         87,800       -6.87%
                                                     1.40%           43,509   9.432547        410,401       -6.89%
                                                     1.45%            2,294   9.422219         21,615       -6.91%

                                                     Contract                  Unit         Contract         Total
                                                   Expense Rate*    Units    Fair Value  Owners' Equity      Return**
                                                   -------------    -----    ----------  --------------      --------
                                                     1.50%           34,400   9.411913        323,770       -6.94%
                                                     1.55%           11,458   9.401602        107,724       -6.96%
                                                     1.60%           12,421   9.391304        116,649       -6.98%
                                                     1.65%           12,842   9.381019        120,471       -7.01%
                                                     1.70%               91   9.370738            853       -7.03%
                                                     1.75%           14,267   9.360448        133,546       -7.05%
                                                     1.80%            1,259   9.350180         11,772       -7.08%
                                                     1.85%              564   9.339911          5,268       -7.10%
                                                     1.95%              111   9.319392          1,034       -7.15%
                                                     2.05%              336   9.298892          3,124       -7.19%
                                                     0.95%  EV      383,454   8.740948      3,351,751       -6.90%
                                                     1.00%  EV      397,027   8.726904      3,464,817       -6.92%
                                                     1.05%  EV       59,000   8.712896        514,061       -6.95%
                                                     1.10%  EV      400,524   8.698895      3,484,116       -6.97%
                                                     1.15%  EV       62,156   8.684922        539,820       -6.99%
                                                     1.20%  EV       31,856   8.670940        276,221       -7.02%
                                                     1.25%  EV       39,247   8.657006        339,762       -7.04%
                                                     1.30%  EV        7,870   8.643078         68,021       -7.06%
                                                     1.35%  EV        3,526   8.629144         30,426       -7.08%
                                                     1.40%  EV        1,707   8.615248         14,706       -7.11%
                                                     1.45%  EV        3,426   8.601356         29,468       -7.13%
                                                     1.50%  EV        5,341   8.587500         45,866       -7.15%
                                                     1.55%  EV        2,696   8.573635         23,115       -7.18%
                                                     1.65%  EV        7,442   8.545974         63,599       -7.22%
                                                     1.70%  EV          177   8.532155          1,510       -7.25%
                                                     1.80%  EV          338   8.504572          2,875       -7.29%
                                                     1.85%  EV           24   8.490804            204       -7.32%

Fidelity(R) VIP - Growth Portfolio:
 Initial Class
        2002.....................................    1.30%          560,445  12.435899      6,969,637      -19.77%
                                                     1.40%        5,073,620  12.367537     62,748,183      -19.81%
                                                     1.45%          221,620  10.654870      2,361,332      -19.83%
                                                     1.50%           73,660  10.629766        782,989      -19.85%
Fidelity(R) VIP - Growth Portfolio: Service Class
        2002.....................................    0.95%        2,641,695  10.403521     27,482,929      -19.66%
                                                     1.00%        2,306,101  10.380529     23,938,548      -19.68%
                                                     1.05%          426,064  10.357572      4,412,989      -19.70%
                                                     1.10%           61,753   7.108120        438,948      -19.72%
                                                     1.15%           50,764   7.096779        360,261      -19.74%
                                                     1.20%           16,285   7.085462        115,387      -19.76%
                                                     1.25%            9,261   7.074148         65,514      -19.78%
                                                     1.30%            2,875   7.062844         20,306      -19.80%
                                                     1.35%              584   7.051554          4,118      -19.82%
                                                     1.40%           12,624   7.040280         88,876      -19.84%
                                                     1.45%           10,146   7.029003         71,316      -19.86%
                                                     1.50%            6,484   7.017752         45,503      -19.88%
                                                     1.60%            8,906   6.995291         62,300      -19.92%
                                                     1.65%            1,183   6.984076          8,262      -19.94%
                                                     0.95%  EV       36,239   7.427327        269,159      -19.88%
                                                     1.00%  EV      117,115   7.414340        868,330      -19.90%
                                                     1.05%  EV          577   7.401356          4,271      -19.92%
                                                     1.10%  EV        3,426   7.388412         25,313      -19.94%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                     Contract                  Unit         Contract         Total
                                                   Expense Rate*    Units    Fair Value  Owners' Equity      Return**
                                                   -------------    -----    ----------  --------------      --------
                                                     1.15%  EV        4,997   7.375461         36,855      -19.96%
                                                     1.20%  EV        1,202   7.362545          8,850      -19.98%
                                                     1.25%  EV        1,041   7.349635          7,651      -20.00%

Fidelity(R) VIP - Growth Portfolio:
 Service Class 2
        2002.....................................    0.95%        1,489,328   5.535689      8,244,457      -19.74%
                                                     1.00%          618,840   5.529648      3,421,967      -19.76%
                                                     1.05%           65,869   5.523615        363,835      -19.78%
                                                     1.10%          618,116   5.517585      3,410,508      -19.80%
                                                     1.15%          144,440   5.511558        796,089      -19.82%
                                                     1.20%           59,003   5.505531        324,843      -19.84%
                                                     1.25%           71,900   5.499530        395,416      -19.86%
                                                     1.30%            5,464   5.493495         30,016      -19.88%
                                                     1.35%           19,693   5.487493        108,065      -19.90%
                                                     1.40%           71,843   5.481482        393,806      -19.92%
                                                     1.45%           27,213   5.475474        149,004      -19.94%
                                                     1.50%           37,062   5.469479        202,710      -19.96%
                                                     1.55%           26,616   5.463481        145,416      -19.98%
                                                     1.60%           17,900   5.457476         97,689      -20.00%
                                                     1.65%           21,346   5.451496        116,368      -20.02%
                                                     1.70%            6,268   5.445503         34,132      -20.04%
                                                     1.75%           18,758   5.439514        102,034      -20.06%
                                                     1.80%            1,927   5.433544         10,470      -20.08%
                                                     1.85%              322   5.427558          1,748      -20.10%
                                                     2.05%              511   5.403697          2,761      -20.18%
                                                     0.95%  EV      594,371   7.012883      4,168,254      -19.96%
                                                     1.00%  EV      730,113   7.001624      5,111,977      -19.98%
                                                     1.05%  EV       44,630   6.990359        311,980      -20.00%
                                                     1.10%  EV      417,240   6.979127      2,911,971      -20.02%
                                                     1.15%  EV      133,452   6.967896        929,880      -20.04%
                                                     1.20%  EV       33,727   6.956671        234,628      -20.06%
                                                     1.25%  EV       50,740   6.945468        352,413      -20.08%
                                                     1.30%  EV        6,310   6.934285         43,755      -20.10%
                                                     1.35%  EV        2,212   6.923103         15,314      -20.12%
                                                     1.40%  EV          102   6.911927            705      -20.14%
                                                     1.45%  EV        5,873   6.900767         40,528      -20.16%
                                                     1.50%  EV          355   6.889640          2,446      -20.18%
                                                     1.55%  EV        5,293   6.878497         36,408      -20.20%
                                                     1.60%  EV        3,743   6.867388         25,705      -20.22%
                                                     1.70%  EV          106   6.845193            726      -20.26%
                                                     1.80%  EV          707   6.823033          4,824      -20.30%
                                                     2.00%  EV           16   6.778881            108      -20.38%

Fidelity(R) VIP - High Income Portfolio:
 Initial Class
        2002.....................................    1.30%          416,321   7.578032      3,154,894       -5.02%
                                                     1.40%        5,178,338   7.534714     39,017,296       -5.07%
                                                     1.45%          149,879   6.418755        962,037       -5.09%
                                                     1.50%           56,187   6.403622        359,800       -5.11%

                                                     Contract                  Unit         Contract         Total
                                                   Expense Rate*    Units    Fair Value  Owners' Equity      Return**
                                                   -------------    -----    ----------  --------------      --------
Fidelity(R) VIP - High Income Portfolio:
 Service Class
        2002.....................................    0.95%        1,776,628   6.289534     11,174,162       -4.72%
                                                     1.00%        1,202,223   6.275627      7,544,703       -4.74%
                                                     1.05%          258,479   6.261776      1,618,538       -4.77%
                                                     1.10%           17,983   6.166423        110,891       -4.79%
                                                     1.15%           10,333   6.156595         63,616       -4.81%
                                                     1.20%            4,318   6.146751         26,542       -4.84%
                                                     1.25%            1,171   6.136957          7,186       -4.86%
                                                     1.40%            1,144   6.107592          6,987       -4.93%
                                                     1.45%           23,584   6.097813        143,811       -4.96%
                                                     1.50%            3,398   6.088062         20,687       -4.98%
                                                     0.95%  EV       32,801   6.622068        217,210       -4.96%
                                                     1.00%  EV       19,830   6.610480        131,086       -4.99%
                                                     1.05%  EV          312   6.598917          2,059       -5.01%

Fidelity(R) VIP - High Income Portfolio:
 Service Class 2
        2002.....................................    0.95%          260,199   6.675586      1,736,981       -4.89%
                                                     1.00%          153,410   6.668312      1,022,986       -4.91%
                                                     1.05%           24,308   6.661038        161,917       -4.94%
                                                     1.10%          170,075   6.653767      1,131,639       -4.96%
                                                     1.15%           48,918   6.646520        325,134       -4.98%
                                                     1.20%           14,795   6.639258         98,228       -5.01%
                                                     1.25%            5,961   6.631998         39,533       -5.03%
                                                     1.30%            1,580   6.624745         10,467       -5.06%
                                                     1.35%            4,575   6.617517         30,275       -5.08%
                                                     1.40%           11,685   6.610295         77,241       -5.10%
                                                     1.45%            1,315   6.603035          8,683       -5.13%
                                                     1.50%            8,777   6.595791         57,891       -5.15%
                                                     1.55%            2,949   6.588578         19,430       -5.17%
                                                     1.60%            1,134   6.581357          7,463       -5.20%
                                                     1.65%            4,845   6.574134         31,852       -5.22%
                                                     1.70%               52   6.566926            341       -5.24%
                                                     1.75%            4,283   6.559711         28,095       -5.27%
                                                     1.85%              516   6.545298          3,377       -5.32%
                                                     0.95%  EV      220,659   6.092471      1,344,359       -5.13%
                                                     1.00%  EV      276,079   6.082678      1,679,300       -5.16%
                                                     1.05%  EV       29,061   6.072905        176,485       -5.18%
                                                     1.10%  EV      114,870   6.063120        696,471       -5.21%
                                                     1.15%  EV       60,197   6.053371        364,395       -5.23%
                                                     1.20%  EV       28,121   6.043627        169,953       -5.25%
                                                     1.25%  EV        9,588   6.033916         57,853       -5.28%
                                                     1.35%  EV          954   6.014465          5,738       -5.32%
                                                     1.40%  EV          947   6.004762          5,687       -5.35%
                                                     1.45%  EV       10,580   5.995078         63,428       -5.37%
                                                     1.50%  EV        2,459   5.985403         14,718       -5.40%
                                                     1.55%  EV          486   5.975728          2,904       -5.42%
                                                     1.65%  EV        6,992   5.956432         41,647       -5.47%
                                                     1.80%  EV          491   5.927553          2,910       -5.54%
Fidelity(R) VIP - Money Market Portfolio:
 Initial Class
        2002.....................................    0.95%        1,164,681  11.829917     13,778,080        0.43%
                                                     1.00%          864,095  11.803618     10,199,447        0.41%
                                                     1.05%          203,382  11.777366      2,395,304        0.38%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-7

                                                     Contract                  Unit         Contract         Total
                                                   Expense Rate*    Units    Fair Value  Owners' Equity      Return**
                                                   -------------    -----    ----------  --------------      --------
                                                     1.10%           93,239  11.167944      1,041,288        0.36%
                                                     1.15%           16,862  11.150104        188,013        0.33%
                                                     1.20%           40,068  11.132282        446,048        0.31%
                                                     1.25%           13,766  11.114481        153,002        0.28%
                                                     1.30%          272,648  12.245764      3,338,783        0.26%
                                                     1.40%        4,262,323  12.175777     51,897,094        0.21%
                                                     1.45%          239,899  11.684805      2,803,173        0.18%
                                                     1.50%           41,276  11.657216        481,163        0.16%
                                                     1.60%            2,045  10.990411         22,475        0.11%
                                                     1.65%              220  10.972764          2,414        0.08%
                                                     1.75%            9,170  10.937527        100,297        0.03%
                                                     0.95%  EV      333,030  12.184684      4,057,865        0.21%
                                                     1.00%  EV      226,466  11.693369      2,648,151        0.19%
                                                     1.05%  EV       58,259  11.665778        679,637        0.16%
                                                     1.10%  EV      387,238  11.169610      4,325,297        0.14%
                                                     1.15%  EV       91,768  11.149352      1,023,154        0.11%
                                                     1.20%  EV      124,521  11.129125      1,385,810        0.09%
                                                     1.25%  EV       18,302  11.108925        203,316        0.06%
                                                     1.30%  EV       65,712  11.088749        728,664        0.04%
                                                     1.35%  EV          528  11.068602          5,844        0.01%
                                                     1.40%  EV        7,002  11.048483         77,361       -0.01%
                                                     1.45%  EV        2,138  11.028388         23,579       -0.04%
                                                     1.50%  EV        3,593  11.008317         39,553       -0.06%

Fidelity(R) VIP - Overseas Portfolio:
 Initial Class
        2002.....................................    1.30%          407,852  10.921556      4,454,378       -3.11%
                                                     1.40%        3,460,170  10.859127     37,574,425       -3.16%
                                                     1.45%           57,869   9.265590        536,190       -3.19%
                                                     1.50%           21,831   9.243747        201,800       -3.21%

Fidelity(R) VIP - Overseas Portfolio:
 Service Class
        2002.....................................    0.95%          833,048   9.052717      7,541,348       -2.96%
                                                     1.00%          579,487   9.032708      5,234,337       -2.98%
                                                     1.05%          132,635   9.012738      1,195,405       -3.01%
                                                     1.10%           19,870   7.915422        157,279       -3.03%
                                                     1.15%            3,929   7.902796         31,050       -3.06%
                                                     1.20%            5,337   7.890202         42,110       -3.08%
                                                     1.25%            3,009   7.877575         23,704       -3.10%
                                                     1.30%              301   7.865014          2,367       -3.13%
                                                     1.40%            3,319   7.839905         26,021       -3.18%
                                                     1.45%            5,906   7.827365         46,228       -3.20%
                                                     1.50%              387   7.814828          3,024       -3.22%
                                                     1.60%            7,861   7.789830         61,236       -3.27%
                                                     0.95%  EV       17,301   8.384791        145,065       -3.22%
                                                     1.00%  EV       48,620   8.370137        406,956       -3.25%
                                                     1.05%  EV          568   8.355494          4,746       -3.27%
                                                     1.10%  EV        2,274   8.340863         18,967       -3.29%
                                                     1.15%  EV        4,946   8.326263         41,182       -3.32%

                                                     Contract                  Unit         Contract         Total
                                                   Expense Rate*    Units    Fair Value  Owners' Equity      Return**
                                                   -------------    -----    ----------  --------------      --------
Fidelity(R) VIP - Overseas Portfolio:
 Service Class 2
        2002.....................................    0.95%          287,892   6.351064      1,828,421       -3.18%
                                                     1.00%          182,988   6.344139      1,160,901       -3.20%
                                                     1.05%            8,499   6.337218         53,860       -3.22%
                                                     1.10%          127,871   6.330300        809,462       -3.25%
                                                     1.15%           13,837   6.323378         87,497       -3.27%
                                                     1.20%           12,855   6.316490         81,198       -3.30%
                                                     1.25%            5,557   6.309574         35,062       -3.32%
                                                     1.30%            1,398   6.302676          8,811       -3.34%
                                                     1.35%              910   6.295798          5,729       -3.37%
                                                     1.40%           19,975   6.288903        125,621       -3.39%
                                                     1.45%              976   6.282007          6,131       -3.42%
                                                     1.50%            6,992   6.275134         43,876       -3.44%
                                                     1.55%            8,755   6.268254         54,879       -3.47%
                                                     1.60%              278   6.261386          1,741       -3.49%
                                                     1.65%            4,336   6.254509         27,120       -3.51%
                                                     1.70%            1,296   6.247631          8,097       -3.54%
                                                     1.75%            1,545   6.240776          9,642       -3.56%
                                                     1.80%               59   6.233918            368       -3.59%
                                                     1.85%              163   6.227072          1,015       -3.61%
                                                     1.95%              135   6.213367            839       -3.66%
                                                     0.95%  EV      197,769   7.807252      1,544,032       -3.44%
                                                     1.00%  EV      242,917   7.794699      1,893,465       -3.46%
                                                     1.05%  EV       13,222   7.782190        102,896       -3.49%
                                                     1.10%  EV       67,980   7.769672        528,182       -3.51%
                                                     1.15%  EV       26,576   7.757182        206,155       -3.54%
                                                     1.20%  EV        6,141   7.744697         47,560       -3.56%
                                                     1.25%  EV        3,141   7.732239         24,287       -3.58%
                                                     1.35%  EV        1,104   7.707330          8,509       -3.63%
                                                     1.45%  EV        1,900   7.682481         14,597       -3.68%
                                                     1.50%  EV        3,061   7.670094         23,478       -3.70%
                                                     1.55%  EV          446   7.657713          3,415       -3.73%
                                                     1.65%  EV        2,924   7.632985         22,319       -3.78%
                                                     1.80%  EV          377   7.595981          2,864       -3.85%

Fidelity(R) VIP - Value Portfolio:
 Service Class
        2002.....................................    0.95%           56,358   8.646471        487,298       -8.00%
                                                     1.00%           51,813   8.641765        447,756       -8.03%
                                                     1.05%            1,576   8.637071         13,612       -8.05%
                                                     1.10%            2,840   8.632383         24,516       -8.07%
                                                     1.15%           24,502   8.627684        211,396       -8.10%
                                                     0.95%  EV        6,424   8.601535         55,256       -8.22%

Fidelity(R) VIP - Value Portfolio:
 Service Class 2
        2002.....................................    0.95%           37,683   8.636771        325,459       -8.11%
                                                     1.00%            4,083   8.632086         35,245       -8.13%
                                                     1.05%              234   8.627389          2,019       -8.15%
                                                     1.10%           16,397   8.622701        141,386       -8.18%
                                                     1.15%           18,341   8.618009        158,063       -8.20%
                                                     1.20%              641   8.613320          5,521       -8.22%
                                                     1.25%            2,415   8.608628         20,790       -8.24%
                                                     1.30%              332   8.603942          2,857       -8.27%
                                                     1.35%              653   8.599253          5,615       -8.29%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                     Contract                  Unit         Contract         Total
                                                   Expense Rate*    Units    Fair Value  Owners' Equity      Return**
                                                   -------------    -----    ----------  --------------      --------
                                                     1.40%            9,938   8.594571         85,413       -8.31%
                                                     1.95%               49   8.543002            419       -8.56%
                                                     0.95%  EV       40,614   8.591852        348,949       -8.32%
                                                     1.00%  EV       23,437   8.587168        201,257       -8.35%
                                                     1.05%  EV       14,107   8.582486        121,073       -8.37%
                                                     1.10%  EV       34,432   8.577821        295,352       -8.39%
                                                     1.15%  EV        1,685   8.573145         14,446       -8.42%
                                                     1.20%  EV          122   8.568461          1,045       -8.44%
                                                     1.35%  EV          168   8.554429          1,437       -8.51%
                                                     1.40%  EV          275   8.549759          2,351       -8.53%
                                                     1.45%  EV          221   8.545075          1,888       -8.55%

Fidelity(R) VIP II - Asset Manager Portfolio:
 Initial Class
        2002.....................................    1.30%           65,609  11.866434        778,545       -8.96%
                                                     1.40%          889,722  11.801259     10,499,840       -9.00%
                                                     1.45%           51,119  10.317528        527,422       -9.02%
                                                     1.50%           14,480  10.293199        149,046       -9.05%

Fidelity(R) VIP II - Asset Manager Portfolio:
 Service Class
        2002.....................................    0.95%          431,210  10.026301      4,323,441       -8.85%
                                                     1.00%          326,403  10.004141      3,265,382       -8.87%
                                                     1.05%           95,772   9.982018        955,998       -8.89%
                                                     1.20%            2,258   8.647831         19,527       -8.96%
                                                     1.25%            3,032   8.634019         26,178       -8.98%
                                                     1.50%              468   8.565260          4,009       -9.10%
                                                     0.95%  EV        2,773   8.851869         24,546       -9.06%
                                                     1.00%  EV       19,651   8.836401        173,644       -9.08%

Fidelity(R) VIP II - Asset Manager Portfolio:
 Service Class 2
        2002.....................................    0.95%          110,961   8.177346        907,366       -8.95%
                                                     1.00%           83,644   8.168450        683,242       -8.97%
                                                     1.05%              616   8.159536          5,026       -9.00%
                                                     1.10%           91,597   8.150647        746,575       -9.02%
                                                     1.15%           22,929   8.141752        186,682       -9.04%
                                                     1.20%            7,841   8.132859         63,770       -9.06%
                                                     1.25%           17,819   8.123985        144,761       -9.09%
                                                     1.30%            2,292   8.115110         18,600       -9.11%
                                                     1.35%            2,211   8.106249         17,923       -9.13%
                                                     1.40%            6,285   8.097371         50,892       -9.15%
                                                     1.45%            6,368   8.088520         51,508       -9.18%
                                                     1.50%            5,856   8.079676         47,315       -9.20%
                                                     1.55%            4,458   8.070825         35,980       -9.22%
                                                     1.60%            1,179   8.061973          9,505       -9.24%
                                                     1.65%              538   8.053138          4,333       -9.27%
                                                     1.75%            8,800   8.035468         70,712       -9.31%
                                                     1.85%              392   8.017828          3,143       -9.36%
                                                     2.05%              230   7.982611          1,836       -9.45%
                                                     0.95%  EV      109,338   8.561335        936,079       -9.16%
                                                     1.00%  EV       86,541   8.547598        739,718       -9.18%
                                                     1.05%  EV       32,626   8.533876        278,426       -9.21%
                                                     1.10%  EV       57,757   8.520165        492,099       -9.23%
                                                     1.15%  EV       27,343   8.506481        232,593       -9.25%

                                                     Contract                  Unit         Contract         Total
                                                   Expense Rate*    Units    Fair Value  Owners' Equity      Return**
                                                   -------------    -----    ----------  --------------      --------
                                                     1.20%  EV        3,263   8.492803         27,712       -9.27%
                                                     1.25%  EV       28,863   8.479138        244,733       -9.30%
                                                     1.30%  EV           36   8.465491            305       -9.32%
                                                     1.45%  EV          149   8.424623          1,255       -9.39%

Fidelity(R) VIP II - Asset Manager:
 Growth Portfolio: Initial Class
        2002.....................................    1.30%           57,883  10.790947        624,612      -13.39%
                                                     1.40%          644,821  10.731657      6,919,998      -13.43%
                                                     1.45%           21,257   9.182233        195,187      -13.45%
                                                     1.50%            9,075   9.160580         83,132      -13.47%

Fidelity(R) VIP II - Asset Manager:
 Growth Portfolio: Service Class
        2002.....................................    0.95%          261,492   8.859415      2,316,666      -13.15%
                                                     1.00%          275,581   8.839848      2,436,094      -13.17%
                                                     1.05%           49,744   8.820303        438,757      -13.19%
                                                     1.10%            4,749   7.442811         35,346      -13.22%
                                                     1.20%            3,909   7.419097         29,001      -13.26%
                                                     1.25%              127   7.407252            941      -13.28%
                                                     1.30%              374   7.395427          2,766      -13.30%
                                                     1.40%            2,156   7.371804         15,894      -13.35%
                                                     1.50%              457   7.348244          3,358      -13.39%
                                                     0.95%  EV        3,046   7.681021         23,396      -13.36%
                                                     1.20%  EV          588   7.614050          4,477      -13.47%

Fidelity(R) VIP II - Asset Manager:
 Growth Portfolio: Service Class 2
        2002.....................................    0.95%          107,846   6.912776        745,515      -13.35%
                                                     1.00%           19,047   6.905234        131,524      -13.37%
                                                     1.05%           12,952   6.897712         89,339      -13.39%
                                                     1.10%           33,901   6.890182        233,584      -13.41%
                                                     1.15%            3,760   6.882663         25,879      -13.43%
                                                     1.20%            5,086   6.875149         34,967      -13.45%
                                                     1.25%            5,643   6.867645         38,754      -13.48%
                                                     1.30%            2,055   6.860133         14,098      -13.50%
                                                     1.35%              478   6.852633          3,276      -13.52%
                                                     1.40%            1,919   6.845157         13,136      -13.54%
                                                     1.45%            4,248   6.837654         29,046      -13.56%
                                                     1.50%            5,772   6.830158         39,424      -13.58%
                                                     1.55%              142   6.822676            969      -13.61%
                                                     1.60%            1,806   6.815202         12,308      -13.63%
                                                     1.65%            3,316   6.807723         22,574      -13.65%
                                                     1.85%              448   6.777865          3,036      -13.74%
                                                     0.95%  EV       86,425   7.343308        634,645      -13.56%
                                                     1.00%  EV      161,758   7.331529      1,185,933      -13.58%
                                                     1.05%  EV          977   7.319735          7,151      -13.60%
                                                     1.10%  EV       51,696   7.307964        377,793      -13.62%
                                                     1.15%  EV       30,572   7.296224        223,060      -13.64%
                                                     1.20%  EV          353   7.284476          2,571      -13.66%
                                                     1.25%  EV        2,604   7.272756         18,938      -13.69%
                                                     1.30%  EV          503   7.261053          3,652      -13.71%
                                                     1.55%  EV          384   7.202677          2,766      -13.82%

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - 7

                                                     CONTRACT                  UNIT         CONTRACT         TOTAL
                                                   EXPENSE RATE*    UNITS    FAIR VALUE  OWNERS' EQUITY      RETURN**
                                                   -------------    -----    ----------  --------------      --------
Fidelity(R) VIP II - Contrafund Portfolio:
 Initial Class
        2002.....................................    1.30%          579,353  14.540345      8,423,992       -1.42%
                                                     1.40%        4,707,933  14.460452     68,078,839       -1.47%
                                                     1.45%          160,341  12.237699      1,962,205       -1.49%
                                                     1.50%           39,118  12.208860        477,586       -1.52%

Fidelity(R) VIP II - Contrafund Portfolio:
 Service Class
        2002.....................................    0.95%        1,871,724  12.206425     22,847,059       -1.30%
                                                     1.00%        1,627,870  12.179468     19,826,591       -1.33%
                                                     1.05%          331,141  12.152528      4,024,200       -1.35%
                                                     1.10%           28,066   8.930578        250,646       -1.38%
                                                     1.15%            8,323   8.916334         74,211       -1.40%
                                                     1.20%           11,692   8.902106        104,083       -1.42%
                                                     1.25%            4,016   8.887925         35,694       -1.45%
                                                     1.30%            1,376   8.873716         12,210       -1.47%
                                                     1.35%              728   8.859545          6,450       -1.50%
                                                     1.40%            7,345   8.845380         64,969       -1.52%
                                                     1.45%            6,974   8.831222         61,589       -1.55%
                                                     1.50%            4,504   8.817106         39,712       -1.57%
                                                     1.60%            9,702   8.788889         85,270       -1.62%
                                                     1.65%            1,283   8.774812         11,258       -1.64%
                                                     1.85%              253   8.718626          2,206       -1.74%
                                                     0.95%  EV       21,399   9.453727        202,300       -1.53%
                                                     1.00%  EV       83,873   9.437205        791,527       -1.55%
                                                     1.05%  EV          521   9.420683          4,908       -1.58%
                                                     1.10%  EV        3,603   9.404225         33,883       -1.60%
                                                     1.20%  EV          484   9.371314          4,536       -1.65%

Fidelity(R) VIP II - Contrafund Portfolio:
 Service Class 2
        2002.....................................    0.95%          665,863   7.908476      5,265,962       -1.40%
                                                     1.00%          368,722   7.899846      2,912,847       -1.43%
                                                     1.05%           38,507   7.891234        303,868       -1.45%
                                                     1.10%          221,894   7.882635      1,749,109       -1.48%
                                                     1.15%           38,719   7.874036        304,875       -1.50%
                                                     1.20%           41,481   7.865438        326,266       -1.53%
                                                     1.25%           29,801   7.856857        234,142       -1.55%
                                                     1.30%            3,570   7.848272         28,018       -1.58%
                                                     1.35%            5,650   7.839676         44,294       -1.60%
                                                     1.40%           35,333   7.831122        276,697       -1.62%
                                                     1.45%            9,148   7.822536         71,561       -1.65%
                                                     1.50%           20,823   7.813984        162,711       -1.67%
                                                     1.55%           15,548   7.805412        121,359       -1.70%
                                                     1.60%              556   7.796867          4,335       -1.72%
                                                     1.65%            4,564   7.788318         35,546       -1.75%
                                                     1.70%            2,902   7.779782         22,577       -1.77%
                                                     1.75%            5,024   7.771233         39,043       -1.80%
                                                     1.80%              110   7.762685            854       -1.82%
                                                     1.95%              114   7.737125            882       -1.89%
                                                     0.95%  EV      283,910   8.798182      2,497,892       -1.63%
                                                     1.00%  EV      493,167   8.784052      4,332,005       -1.66%
                                                     1.05%  EV       23,321   8.769952        204,524       -1.68%

                                                     CONTRACT                  UNIT         CONTRACT       TOTAL
                                                   EXPENSE RATE*    UNITS    FAIR VALUE  OWNERS' EQUITY    RETURN**
                                                   -------------    -----    ----------  --------------   --------
                                                     1.10%  EV      191,565    8.755861    1,677,317       -1.71%
                                                     1.15%  EV      104,104    8.741779      910,054       -1.73%
                                                     1.20%  EV       12,276    8.727701      107,141       -1.76%
                                                     1.25%  EV       20,940    8.713660      182,464       -1.78%
                                                     1.30%  EV        1,792    8.699649       15,590       -1.80%
                                                     1.35%  EV        6,230    8.685615       54,111       -1.83%
                                                     1.40%  EV          639    8.671608        5,541       -1.85%
                                                     1.45%  EV        3,348    8.657647       28,986       -1.88%
                                                     1.50%  EV        2,212    8.643683       19,120       -1.90%
                                                     1.55%  EV        2,867    8.629730       24,741       -1.93%
                                                     1.60%  EV        3,328    8.615779       28,673       -1.95%
                                                     1.65%  EV        5,986    8.601855       51,491       -1.98%
                                                     1.75%  EV          659    8.574070        5,650       -2.03%
                                                     1.85%  EV           24    8.546328          205       -2.07%

Fidelity(R) VIP II - Index 500 Portfolio:
 Initial Class
        2002.....................................    0.95%        2,775,200    9.833999   27,291,314      -13.69%
                                                     1.00%        1,866,632    9.812263   18,315,884      -13.71%
                                                     1.05%          359,879    9.790572    3,523,421      -13.73%
                                                     1.10%          490,517    7.289021    3,575,389      -13.75%
                                                     1.15%           44,728    7.277385      325,503      -13.78%
                                                     1.20%           82,349    7.265773      598,329      -13.80%
                                                     1.25%           30,039    7.254194      217,909      -13.82%
                                                     1.30%          468,659   12.607106    5,908,434      -13.84%
                                                     1.35%           14,185    7.231032      102,572      -13.86%
                                                     1.40%        3,641,963   12.537836   45,662,335      -13.88%
                                                     1.45%          165,089   10.343321    1,707,569      -13.90%
                                                     1.50%           76,317   10.318939      787,510      -13.93%
                                                     1.55%           49,587    7.184859      356,276      -13.95%
                                                     1.60%            1,475    7.173356       10,581      -13.97%
                                                     1.65%            8,532    7.161860       61,105      -13.99%
                                                     1.70%            4,825    7.150367       34,501      -14.01%
                                                     1.80%            1,558    7.127452       11,105      -14.05%
                                                     1.85%              253    7.116006        1,800      -14.08%
                                                     2.05%              416    7.070333        2,941      -14.16%
                                                     0.95%  EV      308,453   12.531885    3,865,498      -13.91%
                                                     1.00%  EV      333,956   10.338407    3,452,573      -13.93%
                                                     1.05%  EV       14,322   10.314057      147,718      -13.95%
                                                     1.10%  EV      257,915    7.808252    2,013,865      -13.97%
                                                     1.15%  EV       29,589    7.794580      230,634      -13.99%
                                                     1.20%  EV       26,901    7.780925      209,315      -14.01%
                                                     1.25%  EV       10,911    7.767293       84,749      -14.04%
                                                     1.30%  EV          773    7.753676        5,994      -14.06%
                                                     1.35%  EV        1,225    7.740058        9,482      -14.08%
                                                     1.40%  EV          295    7.726475        2,279      -14.10%
                                                     1.50%  EV          327    7.699353        2,518      -14.14%
                                                     1.55%  EV        1,370    7.685813       10,530      -14.17%
                                                     1.65%  EV       10,729    7.658799       82,171      -14.21%
Fidelity(R) VIP II - Investment Grade Bond
 Portfolio: Initial Class
        2002.....................................    0.95%        1,427,450   12.734998   18,178,573       2.69%
                                                     1.00%          956,492   12.706834   12,153,985       2.67%
                                                     1.05%          336,573   12.678769    4,267,331       2.64%

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - 7

                                                    CONTRACT                    UNIT        CONTRACT         TOTAL
                                                  EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY     RETURN**
                                                  -------------    -----     ----------  --------------     --------

                                                     1.10%         276,057    11.882823    3,280,336         2.62%
                                                     1.15%          69,338    11.863895      822,619         2.59%
                                                     1.20%          24,570    11.844988      291,031         2.57%
                                                     1.25%          22,206    11.826104      262,610         2.54%
                                                     1.30%         238,234    13.689046    3,261,196         2.51%
                                                     1.35%           8,139    11.788390       95,946         2.49%
                                                     1.40%       3,301,856    13.610832   44,941,007         2.46%
                                                     1.45%          68,573    12.738049      873,486         2.44%
                                                     1.50%          33,425    12.708050      424,767         2.41%
                                                     1.55%           5,375    11.713179       62,958         2.39%
                                                     1.60%             848    11.694461        9,917         2.36%
                                                     1.65%           2,575    11.675726       30,065         2.34%
                                                     1.70%              93    11.657027        1,084         2.31%
                                                     1.75%           1,741    11.638341       20,262         2.29%
                                                     1.85%             221    11.601052        2,564         2.23%
                                                     0.95% EV      298,785    13.621629    4,069,938         2.48%
                                                     1.00% EV      197,686    12.748176    2,520,136         2.45%
                                                     1.05% EV       58,854    12.718177      748,516         2.43%
                                                     1.10% EV      196,496    11.652009    2,289,573         2.40%
                                                     1.15% EV       25,682    11.631617      298,723         2.38%
                                                     1.20% EV       14,011    11.611285      162,686         2.35%
                                                     1.25% EV       31,188    11.590959      361,499         2.33%
                                                     1.30% EV          204    11.570644        2,360         2.30%
                                                     1.35% EV        2,608    11.550355       30,123         2.28%
                                                     1.40% EV          345    11.530117        3,978         2.25%
                                                     1.45% EV          313    11.509891        3,603         2.22%
                                                     1.50% EV          327    11.489707        3,757         2.20%

     Fidelity(R) VIP III - Aggressive Growth
      Portfolio: Service Class
        2002 ....................................    0.95%          22,422     7.781513      174,477       -15.33%
                                                     1.00%           4,379     7.775661       34,050       -15.35%
                                                     0.95% EV        6,346     7.724134       49,017       -15.55%
                                                     1.60% EV        3,494     7.648547       26,724       -15.82%

     Fidelity(R) VIP III - Aggressive Growth
      Portfolio: Service Class 2
        2002 ....................................    0.95%          33,340     7.703792      256,844       -15.66%
                                                     1.00%           6,991     7.698005       53,817       -15.68%
                                                     1.10%          19,382     7.686433      148,978       -15.72%
                                                     1.15%           7,513     7.680646       57,705       -15.74%
                                                     1.20%           1,756     7.674874       13,477       -15.76%
                                                     1.25%           1,557     7.669077       11,941       -15.78%
                                                     1.30%             391     7.663315        2,996       -15.81%
                                                     1.35%             137     7.657527        1,049       -15.83%
                                                     1.40%           2,709     7.651751       20,729       -15.85%
                                                     1.45%              94     7.645986          719       -15.87%
                                                     1.50%             372     7.640207        2,842       -15.89%
                                                     1.55%             769     7.634438        5,871       -15.91%
                                                     1.65%             101     7.622891          770       -15.95%
                                                     1.95%              51     7.588306          387       -16.08%
                                                     0.95% EV      104,079     7.646706      795,862       -15.88%
                                                     1.00% EV        6,676     7.640944       51,011       -15.91%
                                                     1.05% EV          784     7.635179        5,986       -15.93%

                                                    CONTRACT                    UNIT        CONTRACT         TOTAL
                                                  EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY     RETURN**
                                                  -------------    -----     ----------  --------------     --------

                                                     1.10% EV       35,756     7.629418      272,797       -15.95%
                                                     1.15% EV        1,868     7.623656       14,241       -15.97%
                                                     1.20% EV          690     7.617902        5,256       -15.99%
                                                     1.25% EV        2,213     7.612139       16,846       -16.01%
                                                     1.35% EV           60     7.600626          456       -16.05%
                                                     1.40% EV        1,221     7.594869        9,273       -16.07%
                                                     1.50% EV        2,621     7.583369       19,876       -16.12%
                                                     1.65% EV        3,334     7.566130       25,225       -16.18%
                                                     1.70% EV           59     7.560385          446       -16.20%

     Fidelity(R) VIP III - Balanced Portfolio:
      Initial Class
        2002 ....................................    1.30%         531,895    14.798394    7,871,192        -8.56%
                                                     1.40%       4,527,388    14.686618   66,492,018        -8.60%
                                                     1.45%          41,087    10.257147      421,435        -8.62%
                                                     1.50%          11,763    10.232965      120,370        -8.65%

     Fidelity(R) VIP III - Balanced Portfolio:
      Service Class
        2002 ....................................    0.95%         971,475     9.902871    9,620,392        -8.43%
                                                     1.00%         866,343     9.880993    8,560,329        -8.45%
                                                     1.05%         153,587     9.859145    1,514,237        -8.48%
                                                     1.10%          18,352     8.219610      150,846        -8.50%
                                                     1.15%           8,788     8.206494       72,119        -8.52%
                                                     1.20%           1,650     8.193401       13,519        -8.54%
                                                     1.25%           1,707     8.180340       13,964        -8.57%
                                                     1.40%           6,969     8.141202       56,736        -8.63%
                                                     1.45%             326     8.128176        2,650        -8.66%
                                                     1.50%           2,529     8.115181       20,523        -8.68%
                                                     0.95% EV        6,389     8.624629       55,103        -8.64%
                                                     1.00% EV        8,349     8.609559       71,881        -8.66%

     Fidelity(R) VIP III - Balanced Portfolio:
      Service Class 2
        2002 ....................................    0.95%         200,793     8.542818    1,715,338        -8.53%
                                                     1.00%         135,631     8.533514    1,157,409        -8.55%
                                                     1.05%           9,191     8.524210       78,346        -8.58%
                                                     1.10%          77,675     8.514908      661,395        -8.60%
                                                     1.15%          21,807     8.505642      185,483        -8.62%
                                                     1.20%          10,745     8.496350       91,293        -8.64%
                                                     1.25%          24,817     8.487067      210,624        -8.67%
                                                     1.30%             846     8.477800        7,172        -8.69%
                                                     1.35%          13,001     8.468525      110,099        -8.71%
                                                     1.40%          18,455     8.459273      156,116        -8.74%
                                                     1.45%           1,306     8.450026       11,036        -8.76%
                                                     1.50%           9,554     8.440768       80,643        -8.78%
                                                     1.55%           5,918     8.431524       49,898        -8.80%
                                                     1.60%          12,580     8.422277      105,952        -8.83%
                                                     1.65%           2,630     8.413061       22,126        -8.85%
                                                     1.70%           1,964     8.403818       16,505        -8.87%
                                                     1.75%              72     8.394600          604        -8.89%
                                                     1.80%             157     8.385380        1,317        -8.92%
                                                     1.95%              75     8.357755          627        -8.99%
                                                     0.95% EV      182,505     8.128697    1,483,528        -8.74%
                                                     1.00% EV      300,598     8.115648    2,439,548        -8.76%
                                                     1.05% EV        7,716     8.102614       62,520        -8.79%
                                                     1.10% EV      167,339     8.089588    1,353,704        -8.81%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-7

                                                    CONTRACT                    UNIT        CONTRACT         TOTAL
                                                  EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY     RETURN**
                                                  -------------    -----     ----------  --------------     --------

                                                     1.15% EV       65,977     8.076597      532,870        -8.83%
                                                     1.20% EV        9,668     8.063608       77,959        -8.86%
                                                     1.25% EV        2,728     8.050623       21,962        -8.88%
                                                     1.30% EV        6,954     8.037667       55,894        -8.90%
                                                     1.35% EV        1,083     8.024716        8,691        -8.92%
                                                     1.45% EV        3,198     7.998883       25,580        -8.97%
                                                     1.50% EV        3,582     7.985966       28,606        -8.99%
                                                     1.55% EV        4,369     7.973080       34,834        -9.01%
                                                     1.65% EV          193     7.947334        1,534        -9.06%

     Fidelity(R) VIP III - Dynamic Capital
      Appreciation Fund: Service Class
      2002.......................................    0.95%         113,114     5.791091      655,053        -6.19%
                                                     1.00%          26,838     5.785988      155,284        -6.21%
                                                     1.15%          12,512     5.770735       72,203        -6.28%
                                                     1.20%             175     5.765648        1,009        -6.30%
                                                     1.40%             554     5.745343        3,183        -6.40%
                                                     0.95% EV        1,670     5.590306        9,336        -6.43%
                                                     1.00% EV        2,142     5.585310       11,964        -6.46%

     Fidelity(R) VIP III - Dynamic Capital
      Appreciation Fund: Service Class 2
      2002.......................................    0.95%         103,509     5.780996      598,385        -6.35%
                                                     1.00%          26,629     5.775916      153,807        -6.37%
                                                     1.05%           5,228     5.770827       30,170        -6.40%
                                                     1.10%          36,543     5.765758      210,698        -6.42%
                                                     1.15%          18,046     5.760684      103,957        -6.44%
                                                     1.20%           4,909     5.755604       28,254        -6.47%
                                                     1.25%           1,828     5.750538       10,512        -6.49%
                                                     1.35%              98     5.740401          563        -6.54%
                                                     1.40%          12,098     5.735328       69,386        -6.56%
                                                     1.45%           1,179     5.730271        6,756        -6.58%
                                                     1.50%           6,538     5.725206       37,431        -6.61%
                                                     1.55%           1,459     5.720139        8,346        -6.63%
                                                     1.60%             665     5.715085        3,801        -6.65%
                                                     1.65%           1,378     5.710040        7,868        -6.68%
                                                     1.75%           5,896     5.699913       33,607        -6.72%
                                                     1.85%             179     5.689821        1,018        -6.77%
                                                     0.95% EV      106,535     5.580515      594,520        -6.60%
                                                     1.00% EV       94,584     5.575531      527,356        -6.62%
                                                     1.10% EV       68,077     5.565569      378,887        -6.67%
                                                     1.15% EV       11,678     5.560602       64,937        -6.69%
                                                     1.20% EV        7,153     5.555618       39,739        -6.71%
                                                     1.25% EV        9,015     5.550650       50,039        -6.73%
                                                     1.35% EV          351     5.540703        1,945        -6.78%
                                                     1.40% EV          818     5.535747        4,528        -6.80%
                                                     1.45% EV           94     5.530768          520        -6.83%
                                                     1.65% EV          598     5.510944        3,296        -6.92%

                                                    CONTRACT                    UNIT        CONTRACT         TOTAL
                                                  EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY     RETURN**
                                                  -------------    -----     ----------  --------------     --------

     Fidelity(R) VIP III - Growth & Income
      Portfolio: Initial Class
      2002.......................................    1.30%         258,818    12.495758    3,234,127       -14.40%
                                                     1.40%       2,634,196    12.427099   32,735,414       -14.44%
                                                     1.45%         121,237    10.444899    1,266,308       -14.46%
                                                     1.50%          30,444    10.420291      317,235       -14.49%

     Fidelity(R) VIP III - Growth & Income
      Portfolio: Service Class
      2002.......................................    0.95%       1,711,918     9.878811   16,911,714       -14.32%
                                                     1.00%       1,830,499     9.856969   18,043,172       -14.34%
                                                     1.05%         387,751     9.835185    3,813,603       -14.36%
                                                     1.10%          38,113     7.396340      281,897       -14.38%
                                                     1.15%          12,767     7.384546       94,278       -14.40%
                                                     1.20%           8,333     7.372776       61,437       -14.42%
                                                     1.25%           7,019     7.361002       51,667       -14.45%
                                                     1.30%             904     7.349239        6,644       -14.47%
                                                     1.40%          11,190     7.325780       81,975       -14.51%
                                                     1.45%          23,838     7.314046      174,352       -14.53%
                                                     1.50%             799     7.302351        5,835       -14.55%
                                                     0.95% EV       29,025     7.901715      229,347       -14.53%
                                                     1.00% EV       49,298     7.887901      388,858       -14.55%

     Fidelity(R) VIP III - Growth & Income
      Portfolio: Service Class 2
      2002.......................................    0.95%         401,902     7.576104    3,044,851       -14.46%
                                                     1.00%         254,562     7.567859    1,926,489       -14.48%
                                                     1.05%          39,882     7.559594      301,492       -14.50%
                                                     1.10%         143,531     7.551353    1,083,853       -14.52%
                                                     1.15%          37,358     7.543106      281,795       -14.54%
                                                     1.20%          21,225     7.534896      159,928       -14.56%
                                                     1.25%          54,508     7.526656      410,263       -14.58%
                                                     1.30%           3,631     7.518429       27,299       -14.61%
                                                     1.35%           6,813     7.510210       51,167       -14.63%
                                                     1.40%          19,295     7.501985      144,751       -14.65%
                                                     1.45%           5,662     7.493776       42,430       -14.67%
                                                     1.50%           4,270     7.485574       31,963       -14.69%
                                                     1.55%           2,454     7.477357       18,349       -14.71%
                                                     1.60%           9,264     7.469169       69,194       -14.73%
                                                     1.65%             280     7.460980        2,089       -14.75%
                                                     1.75%           3,463     7.444610       25,781       -14.80%
                                                     0.95% EV      342,285     7.297944    2,497,977       -14.66%
                                                     1.00% EV      491,979     7.286214    3,584,664       -14.69%
                                                     1.05% EV       15,950     7.274508      116,028       -14.71%
                                                     1.10% EV      205,938     7.262829    1,495,692       -14.73%
                                                     1.15% EV       45,746     7.251151      331,711       -14.75%
                                                     1.20% EV       17,609     7.239480      127,480       -14.77%
                                                     1.25% EV       17,234     7.227813      124,564       -14.79%
                                                     1.30% EV        3,206     7.216186       23,135       -14.81%
                                                     1.35% EV          513     7.204554        3,696       -14.83%
                                                     1.45% EV        7,911     7.181348       56,812       -14.88%
                                                     1.50% EV        3,458     7.169752       24,793       -14.90%
                                                     1.55% EV        4,279     7.158176       30,630       -14.92%
                                                     1.65% EV        9,046     7.135062       64,544       -14.96%
                                                     1.80% EV          368     7.100485        2,613       -15.03%
                                                     2.00% EV           16     7.054552          113       -15.11%


                                                                     (Continued)

                                                    CONTRACT                    UNIT        CONTRACT         TOTAL
                                                  EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY     RETURN**
                                                  -------------    -----     ----------  --------------     --------

     Fidelity(R) VIP III - Growth
      Opportunities Portfolio: Initial Class
      2002.......................................    1.30%       1,475,350    14.777543   21,802,048       -13.79%
                                                     1.40%       1,647,644    14.665884  170,822,996       -13.83%
                                                     1.45%         227,969     7.787259    1,775,254       -13.85%
                                                     1.50%         117,415     7.768903      912,186       -13.88%

     Fidelity(R) VIP III - Growth
      Opportunities Portfolio: Service Class
      2002.......................................    0.95%       2,915,956     7.389107   21,546,311       -13.71%
                                                     1.00%       2,596,476     7.372760   19,143,194       -13.73%
                                                     1.05%         453,711     7.356452    3,337,703       -13.75%
                                                     1.10%          68,723     5.922452      407,009       -13.78%
                                                     1.15%          35,491     5.913001      209,858       -13.80%
                                                     1.20%          12,862     5.903574       75,932       -13.82%
                                                     1.25%           5,559     5.894132       32,765       -13.84%
                                                     1.30%           1,664     5.884725        9,792       -13.86%
                                                     1.40%          41,198     5.865910      241,664       -13.90%
                                                     1.45%          34,390     5.856530      201,406       -13.93%
                                                     1.50%           3,814     5.847150       22,301       -13.95%
                                                     0.95% EV       42,078     6.080566      255,858       -13.93%
                                                     1.00% EV       29,659     6.069911      180,027       -13.95%
                                                     1.05% EV          941     6.059298        5,702       -13.97%
                                                     1.10% EV        2,150     6.048689       13,005       -14.00%
                                                     1.15% EV        3,103     6.038085       18,736       -14.02%
                                                     1.20% EV          589     6.027493        3,550       -14.04%
                                                     1.25% EV        1,422     6.016927        8,556       -14.06%

     Fidelity(R) VIP III - Growth
      Opportunities Portfolio: Service Class 2
      2002.......................................    0.95%         349,803     6.202505    2,169,655       -13.77%
                                                     1.00%         283,626     6.195741    1,757,273       -13.79%
                                                     1.05%          11,067     6.188973       68,493       -13.81%
                                                     1.10%         127,172     6.182226      786,206       -13.83%
                                                     1.15%          18,496     6.175480      114,222       -13.85%
                                                     1.20%          24,195     6.168740      149,253       -13.88%
                                                     1.25%          10,658     6.162002       65,675       -13.90%
                                                     1.30%           3,301     6.155276       20,319       -13.92%
                                                     1.35%           2,072     6.148533       12,740       -13.94%
                                                     1.40%           7,228     6.141803       44,393       -13.96%
                                                     1.45%           6,438     6.135076       39,498       -13.98%
                                                     1.50%           5,760     6.128349       35,299       -14.00%
                                                     1.55%           1,384     6.121634        8,472       -14.03%
                                                     1.60%             592     6.114929        3,620       -14.05%
                                                     1.65%           2,068     6.108214       12,632       -14.07%
                                                     1.75%              55     6.094804          335       -14.11%
                                                     0.95% EV      242,359     5.864824    1,421,393       -13.99%
                                                     1.00% EV      320,669     5.855399    1,877,645       -14.01%
                                                     1.05% EV        8,812     5.845995       51,515       -14.03%
                                                     1.10% EV       96,433     5.836588      562,840       -14.05%
                                                     1.15% EV       47,043     5.827194      274,129       -14.07%
                                                     1.20% EV        6,173     5.817811       35,913       -14.09%
                                                     1.25% EV       12,770     5.808430       74,174       -14.12%

                                                    CONTRACT                    UNIT        CONTRACT         TOTAL
                                                  EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY     RETURN**
                                                  -------------    -----     ----------  --------------     --------

                                                     1.35% EV          512     5.789727        2,964       -14.16%
                                                     1.50% EV        2,069     5.761729       11,921       -14.22%
                                                     1.65% EV        6,880     5.733829       39,449       -14.29%
                                                     1.80% EV          925     5.706014        5,278       -14.35%

     Fidelity(R) VIP III - Mid Cap Portfolio:
      Initial Class 2002.........................    1.30%         175,903    18.060275    3,176,857        -1.90%

     Fidelity(R) VIP III - Mid Cap Portfolio:
      Service Class 2002.........................    0.95%         512,455    18.217251    9,335,521        -1.74%
                                                     1.00%         586,292    18.185462   10,661,991        -1.76%
                                                     1.05%          85,221    18.153704    1,547,077        -1.79%
                                                     1.10%          10,552    16.733945      176,577        -1.81%
                                                     1.15%          15,729    16.707290      262,789        -1.84%
                                                     1.20%           1,214    16.680651       20,250        -1.86%
                                                     1.25%           2,644    16.654053       44,033        -1.88%
                                                     1.40%             740    16.574390       12,265        -1.96%
                                                     1.45%           4,341    16.547918       71,835        -1.98%
                                                     1.50%           1,228    16.521453       20,288        -2.01%
                                                     0.95% EV        7,179    18.047519      129,563        -1.95%
                                                     1.00% EV       45,229    18.016023      814,847        -1.97%
                                                     1.05% EV          173    17.984551        3,111        -1.99%
                                                     1.10% EV        3,346    17.953161       60,071        -2.02%
                                                     1.15% EV        3,638    17.921785       65,199        -2.04%
                                                     1.25% EV          819    17.859135       14,627        -2.09%
                                                     1.60% EV        1,827    17.641100       32,230        -2.26%

     Fidelity(R) VIP III - Mid Cap
      Portfolio: Service Class 2
      2002.......................................    0.95%         525,328    10.491053    5,511,244        -1.79%
                                                     1.00%         246,924    10.479634    2,587,673        -1.82%
                                                     1.05%          13,009    10.468222      136,181        -1.84%
                                                     1.10%         250,326    10.456809    2,617,611        -1.87%
                                                     1.15%          61,464    10.445409      642,017        -1.89%
                                                     1.20%          25,092    10.434008      261,810        -1.92%
                                                     1.25%          27,013    10.422626      281,546        -1.94%
                                                     1.30%           5,341    10.411250       55,606        -1.96%
                                                     1.35%           6,260    10.399869       65,103        -1.99%
                                                     1.40%          38,553    10.388501      400,508        -2.01%
                                                     1.45%          25,797    10.377139      267,699        -2.04%
                                                     1.50%          13,226    10.365779      137,098        -2.06%
                                                     1.55%          14,029    10.354447      145,263        -2.09%
                                                     1.60%           1,090    10.343112       11,274        -2.11%
                                                     1.65%           6,285    10.331759       64,935        -2.13%
                                                     1.70%           4,253    10.320450       43,893        -2.16%
                                                     1.75%           5,895    10.309125       60,772        -2.18%
                                                     1.80%           1,244    10.297808       12,810        -2.21%
                                                     1.85%             166    10.286506        1,708        -2.23%
                                                     2.05%             335    10.241327        3,431        -2.33%
                                                     0.95% EV      316,409    16.648934    5,267,873        -2.00%
                                                     1.00% EV      313,797    16.622255    5,216,014        -2.03%
                                                     1.05% EV       15,027    16.595581      249,382        -2.05%
                                                     1.10% EV      169,138    16.568957    2,802,440        -2.07%
                                                     1.15% EV       48,130    16.542358      796,184        -2.10%
                                                     1.20% EV       14,797    16.515781      244,384        -2.12%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-7

                                                    CONTRACT                    UNIT        CONTRACT         TOTAL
                                                  EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY     RETURN**
                                                  -------------    -----     ----------  --------------     --------

                                                     1.25% EV        8,241    16.489254      135,888        -2.15%
                                                     1.30% EV          283    16.462743        4,659        -2.17%
                                                     1.35% EV          766    16.436250       12,590        -2.20%
                                                     1.40% EV        1,043    16.409795       17,115        -2.22%
                                                     1.45% EV          536    16.383385        8,781        -2.25%
                                                     1.50% EV        1,236    16.356993       20,217        -2.27%
                                                     1.55% EV        1,125    16.330622       18,372        -2.29%
                                                     1.65% EV        3,170    16.277979       51,601        -2.34%
                                                     1.70% EV           37    16.251696          601        -2.37%
                                                     1.80% EV          381    16.199231        6,172        -2.42%
                                                     1.85% EV           13    16.173031          210        -2.44%
                                                     2.00% EV            4    16.094622           64        -2.51%

     Fidelity(R) VIP III - Value Strategies
      Portfolio: Service Class
      2002.......................................    1.10%             195     9.326262        1,819        -6.74% 06/03/02

     Fidelity(R) VIP III - Value Strategies
      Portfolio: Service Class 2
      2002.......................................    0.95%           4,340     8.826866       38,309       -11.73% 05/01/02
                                                     1.00%           4,720     8.826155       41,659       -11.74% 05/01/02
                                                     1.10%           1,013     8.824728        8,939       -11.75% 05/01/02
                                                     1.40%           2,782     8.820461       24,539       -11.80% 05/01/02
                                                     1.10% EV          709     8.818074        6,252       -11.82% 05/01/02
                                                     1.20% EV          120     8.816652        1,058       -11.83% 05/01/02
                                                     1.35% EV          125     8.814517        1,102       -11.85% 05/01/02

     Franklin Templeton VIP - Rising
      Dividends Securities Fund - Class I
      2002.......................................    1.10%             536     9.821425        5,264        -1.79% 06/03/02
                                                     1.35%             122     9.819725        1,198        -1.80% 06/03/02

     Franklin Templeton VIP - Templeton
      Foreign Securities Fund - Class I
      2002.......................................    1.10%             758     9.518884        7,215       -4.81%  06/03/02

     Gartmore GVIT Emerging
      Markets Fund - Class II
      2002.......................................    0.95%           9,007     9.344226       84,163        -6.56% 02/14/02
                                                     1.00%           4,248     9.342488       39,687        -6.58% 02/14/02
                                                     1.05%           1,989     9.340753       18,579        -6.59% 02/14/02
                                                     1.10%             500     9.339022        4,670        -6.61% 02/14/02
                                                     1.15%           4,538     9.337286       42,373        -6.63% 02/14/02
                                                     1.20%             723     9.335548        6,750        -6.64% 02/14/02
                                                     1.40%              27     9.328602          252        -6.71% 02/14/02
                                                     0.95% EV       10,384     9.329486       96,877        -6.71% 02/14/02
                                                     1.10% EV        2,261     9.324288       21,082        -6.76% 02/14/02
                                                     1.20% EV          110     9.320820        1,025        -6.79% 02/14/02
                                                     1.35% EV          132     9.315615        1,230        -6.84% 02/14/02

     Gartmore GVIT Government
      Bond Fund - Class I
      2002.......................................    0.95%          86,138    10.258648      883,659         2.59% 02/14/02
                                                     1.00%          72,076    10.256747      739,265         2.57% 02/14/02
                                                     1.05%           4,188    10.254845       42,947         2.55% 02/14/02
                                                     1.10%          27,888    10.252945      285,934         2.53% 02/14/02
                                                     1.15%           7,425    10.251048       76,114         2.51% 02/14/02
                                                     1.20%           3,386    10.249142       34,704         2.49% 02/14/02
                                                     1.25%           3,359    10.247235       34,420         2.47% 02/14/02

                                                    CONTRACT                    UNIT        CONTRACT         TOTAL
                                                  EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY     RETURN**
                                                  -------------    -----     ----------  --------------     --------

                                                     1.30%           1,690    10.245333       17,315         2.45% 02/14/02
                                                     1.35%               1    10.243424           10         2.43% 02/14/02
                                                     1.40%           2,403    10.241517       24,610         2.42% 02/14/02
                                                     1.55%           3,493    10.235799       35,754         2.36% 02/14/02
                                                     0.95% EV       13,737    10.820127      148,636         2.43% 02/14/02
                                                     1.00% EV        3,539    10.812557       38,266         2.41% 02/14/02
                                                     1.05% EV          350    10.804993        3,782         2.39% 02/14/02
                                                     1.10% EV       22,973    10.797449      248,050         2.37% 02/14/02
                                                     1.15% EV       13,527    10.789887      145,955         2.35% 02/14/02
                                                     1.20% EV           23    10.782327          248         2.33% 02/14/02
                                                     1.35% EV          217    10.759683        2,335         2.27% 02/14/02
                                                     1.50% EV          407    10.737046        4,370         2.22% 02/14/02
                                                     1.70% EV          119    10.706884        1,274         2.14% 02/14/02

     Gartmore GVIT ID Aggressive
      Fund 2002..................................    0.95%          15,131     9.530829      144,211        -4.69% 02/14/02
                                                     1.10%             987     9.525529        9,402        -4.74% 02/14/02
                                                     1.20%           6,075     9.521987       57,846        -4.78% 02/14/02
                                                     1.25%           2,604     9.520218       24,791        -4.80% 02/14/02
                                                     1.35%              26     9.516676          247        -4.83% 02/14/02
                                                     0.95% EV        2,874     9.440504       27,132        -4.85% 02/14/02
                                                     1.20% EV          194     9.430426        1,830        -4.94% 02/14/02
                                                     1.35% EV          568     9.424374        5,353        -4.99% 02/14/02
                                                     1.55% EV        3,693     9.416287       34,774        -5.06% 02/14/02

     Gartmore GVIT ID Conservative Fund
      2002.......................................    0.95%          19,049     9.963402      189,793        -0.37% 02/14/02
                                                     1.00%           9,660     9.961557       96,229        -0.38% 02/14/02
                                                     1.10%           9,515     9.957863       94,749        -0.42% 02/14/02
                                                     1.15%             858     9.956015        8,542        -0.44% 02/14/02
                                                     1.20%          10,261     9.954160      102,140        -0.46% 02/14/02
                                                     1.25%             463     9.952318        4,608        -0.48% 02/14/02
                                                     1.40%              60     9.946757          597        -0.53% 02/14/02
                                                     1.55%             241     9.941197        2,396        -0.59% 02/14/02
                                                     0.95% EV       21,771     9.949333      216,607        -0.53% 02/14/02
                                                     1.10% EV        1,534     9.942967       15,253        -0.58% 02/14/02
                                                     1.15% EV       15,720     9.940849      156,270        -0.60% 02/14/02
                                                     1.85% EV           22     9.911055          218        -0.86% 02/14/02

     Gartmore GVIT ID Moderate Fund
      2002.......................................    0.95%          66,786     9.689707      647,137        -3.10% 02/14/02
                                                     1.10%         149,959     9.684310    1,452,249        -3.16% 02/14/02
                                                     1.15%          42,154     9.682507      408,156        -3.17% 02/14/02
                                                     1.20%           1,722     9.680713       16,670        -3.19% 02/14/02
                                                     1.25%           4,020     9.678912       38,909        -3.21% 02/14/02
                                                     1.30%          17,538     9.677115      169,717        -3.23% 02/14/02
                                                     1.35%             346     9.675311        3,348        -3.25% 02/14/02
                                                     1.40%          17,784     9.673507      172,034        -3.26% 02/14/02
                                                     1.55%          22,019     9.668097      212,882        -3.32% 02/14/02
                                                     1.60%          44,245     9.666295      427,685        -3.34% 02/14/02
                                                     1.80%           9,956     9.659079       96,166        -3.41% 02/14/02
                                                     1.85%           1,398     9.657269       13,501        -3.43% 02/14/02
                                                     0.95% EV       11,137     9.637142      107,329        -3.26% 02/14/02
                                                     1.10% EV       23,293     9.630977      224,334        -3.32% 02/14/02


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-7

                                                    CONTRACT                    UNIT        CONTRACT         TOTAL
                                                  EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY     RETURN**
                                                  -------------    -----     ----------  --------------     --------

                                                     1.15% EV          824     9.628920        7,934        -3.33% 02/14/02
                                                     1.20% EV        5,305     9.626862       51,071        -3.35% 02/14/02
                                                     1.30% EV        2,384     9.622741       22,941        -3.39% 02/14/02
                                                     1.55% EV          761     9.612443        7,315        -3.48% 02/14/02

     Gartmore GVIT ID Moderately
      Aggressive Fund 2002.......................    0.95%          49,877     9.611099      479,373        -3.89% 02/14/02
                                                     1.10%          40,184     9.605752      385,998        -3.94% 02/14/02
                                                     1.15%          22,572     9.603962      216,781        -3.96% 02/14/02
                                                     1.20%           2,654     9.602178       25,484        -3.98% 02/14/02
                                                     1.25%           4,716     9.600387       45,275        -4.00% 02/14/02
                                                     1.30%           1,022     9.598600        9,810        -4.01% 02/14/02
                                                     1.35%           1,327     9.596819       12,735        -4.03% 02/14/02
                                                     1.40%             535     9.595029        5,133        -4.05% 02/14/02
                                                     1.55%          12,049     9.589671      115,546        -4.10% 02/14/02
                                                     1.60%           2,933     9.587876       28,121        -4.12% 02/14/02
                                                     1.85%             621     9.578917        5,949        -4.21% 02/14/02
                                                     0.95% EV       17,243     9.539547      164,490        -4.05% 02/14/02
                                                     1.10% EV        2,120     9.533438       20,211        -4.10% 02/14/02
                                                     1.35% EV          203     9.523248        1,933        -4.19% 02/14/02
                                                     1.65% EV        1,180     9.510996       11,223        -4.30% 02/14/02

     Gartmore GVIT ID Moderately
      Conservative Fund 2002.....................    0.95%          24,869     9.837672      244,653        -1.62% 02/14/02
                                                     1.00%         147,493     9.835847    1,450,719        -1.64% 02/14/02
                                                     1.05%           7,703     9.834027       75,752        -1.66% 02/14/02
                                                     1.10%          34,854     9.832197      342,691        -1.68% 02/14/02
                                                     1.15%           5,572     9.830377       54,775        -1.70% 02/14/02
                                                     1.20%             171     9.828548        1,681        -1.71% 02/14/02
                                                     1.30%           1,018     9.824891       10,002        -1.75% 02/14/02
                                                     1.40%           1,074     9.821232       10,548        -1.79% 02/14/02
                                                     1.45%           2,528     9.819396       24,823        -1.81% 02/14/02
                                                     1.50%           3,667     9.817574       36,001        -1.82% 02/14/02
                                                     0.95% EV       16,103     9.804106      157,876        -1.78% 02/14/02
                                                     1.00% EV        9,548     9.802015       93,590        -1.80% 02/14/02
                                                     1.10% EV       33,600     9.797833      329,207        -1.84% 02/14/02
                                                     1.20% EV        1,399     9.793645       13,701        -1.88% 02/14/02
                                                     1.30% EV          778     9.789452        7,616        -1.91% 02/14/02
                                                     1.40% EV          867     9.785263        8,484        -1.95% 02/14/02
                                                     1.85% EV           22     9.766372          215        -2.11% 02/14/02

     Gartmore GVIT Money Market
      Fund - Class I 2002........................    0.95%         194,868    10.011672    1,950,954         0.12% 01/31/02
                                                     1.00%         137,114    10.009621    1,372,459         0.10% 01/31/02
                                                     1.05%          21,088    10.007571      211,040         0.08% 01/31/02
                                                     1.10%          21,575    10.005521      215,869         0.06% 01/31/02
                                                     1.15%             375    10.003470        3,751         0.03% 01/31/02
                                                     1.20%             143    10.001417        1,430         0.01% 01/31/02
                                                     1.30%             273     9.997311        2,729        -0.03% 01/31/02
                                                     1.35%              18     9.995257          180        -0.05% 01/31/02
                                                     1.75%           1,234     9.978805       12,314        -0.21% 01/31/02

                                                    CONTRACT                    UNIT        CONTRACT         TOTAL
                                                  EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY     RETURN**
                                                  -------------    -----     ----------  --------------     --------

                                                     0.95% EV      104,123    10.208611    1,062,951        -0.06% 01/31/02
                                                     1.00% EV       11,308    10.200881      115,352        -0.08% 01/31/02
                                                     1.05% EV        6,088    10.193153       62,056        -0.10% 01/31/02
                                                     1.10% EV       18,094    10.185423      184,295        -0.13% 01/31/02
                                                     1.15% EV        9,032    10.177696       91,925        -0.15% 01/31/02
                                                     1.20% EV          916    10.169973        9,316        -0.17% 01/31/02
                                                     1.25% EV        1,526    10.162251       15,508        -0.19% 01/31/02
                                                     1.30% EV        3,132    10.154531       31,804        -0.21% 01/31/02
                                                     1.35% EV          880    10.146814        8,929        -0.23% 01/31/02

     Gartmore GVIT Small Cap
      Growth Fund - Class II 2002................    0.95%          14,523     8.714653      126,563       -12.85% 02/14/02
                                                     1.00%          23,847     8.713033      207,780       -12.87% 02/14/02
                                                     1.10%           1,352     8.709796       11,776       -12.90% 02/14/02
                                                     1.15%           3,503     8.708176       30,505       -12.92% 02/14/02
                                                     1.20%             401     8.706552        3,491       -12.93% 02/14/02
                                                     1.40%              82     8.700066          713       -13.00% 02/14/02
                                                     0.95% EV        1,758     8.699909       15,294       -13.00% 02/14/02
                                                     1.00% EV          332     8.698289        2,888       -13.02% 02/14/02
                                                     1.10% EV        3,559     8.695056       30,946       -13.05% 02/14/02
                                                     1.20% EV          182     8.691815        1,582       -13.08% 02/14/02
                                                     1.35% EV          287     8.686957        2,493       -13.13% 02/14/02
                                                     1.50% EV          171     8.682086        1,485       -13.18% 02/14/02
                                                     1.70% EV           50     8.675600          434       -13.24% 02/14/02
                                                     1.85% EV           22     8.670719          191       -13.29% 02/14/02
                                                     2.00% EV            6     8.665840           52       -13.34% 02/14/02

     Gartmore GVIT Small Cap
      Value Fund - Class I 2002..................    1.10%              84     9.287466          780       -7.13%  06/03/02

     Gartmore GVIT Small Cap
      Value Fund - Class II 2002.................    0.95%          12,341     8.626946      106,465       -13.73% 05/01/02
                                                     1.00%          14,190     8.626253      122,407       -13.74% 05/01/02
                                                     1.10%           1,528     8.624862       13,179       -13.75% 05/01/02
                                                     1.40%             841     8.620681        7,250       -13.79% 05/01/02
                                                     1.20% EV          182     8.616884        1,568       -13.83% 05/01/02
                                                     1.35% EV          199     8.614790        1,714       -13.85% 05/01/02

     Gartmore GVIT Small
      Company Fund - Class I 2002................    1.35%              82     9.571948          785       -4.28%  06/03/02

     Gartmore GVIT Small
      Company Fund - Class II 2002...............    0.95%          21,619     9.838092      212,690        -1.62% 02/14/02
                                                     1.00%          12,601     9.836266      123,947        -1.64% 02/14/02
                                                     1.05%           2,595     9.834445       25,520        -1.66% 02/14/02
                                                     1.10%          12,119     9.832621      119,162        -1.67% 02/14/02
                                                     1.15%           4,973     9.830793       48,889        -1.69% 02/14/02
                                                     1.20%              86     9.828961          845        -1.71% 02/14/02
                                                     1.25%              30     9.827142          295        -1.73% 02/14/02
                                                     1.40%             718     9.821650        7,052        -1.78% 02/14/02
                                                     0.95% EV        1,954     9.822500       19,193        -1.78% 02/14/02
                                                     1.00% EV        5,037     9.820677       49,467        -1.79% 02/14/02
                                                     1.10% EV        8,036     9.817025       78,890        -1.83% 02/14/02
                                                     1.20% EV          206     9.813375        2,022        -1.87% 02/14/02


                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - 7

                                                    CONTRACT                    UNIT        CONTRACT         TOTAL
                                                  EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY     RETURN**
                                                  -------------    -----     ----------  --------------     --------

                                                     1.25% EV          482     9.811556        4,729        -1.88% 02/14/02
                                                     1.35% EV          396     9.807900        3,884        -1.92% 02/14/02
                                                     1.60% EV        2,777     9.798754       27,211        -2.01% 02/14/02

   MFS VIT - Investors Growth Series-Service Class
       2002........................................  0.95%          12,942     8.561429      110,802       -14.39% 02/14/02
                                                     1.10%           3,413     8.556660       29,204       -14.43% 02/14/02
                                                     1.15%           1,513     8.555071       12,944       -14.45% 02/14/02
                                                     1.20%             345     8.553472        2,951       -14.47% 02/14/02
                                                     1.30%             197     8.550297        1,684       -14.50% 02/14/02
                                                     1.35%             311     8.548698        2,659       -14.51% 02/14/02
                                                     1.40%             538     8.547106        4,598       -14.53% 02/14/02
                                                     1.20% EV          248     8.538780        2,118       -14.61% 02/14/02
                                                     1.25% EV          269     8.537187        2,297       -14.63% 02/14/02
                                                     1.35% EV        4,160     8.533999       35,501       -14.66% 02/14/02
                                                     1.40% EV          506     8.532409        4,317       -14.68% 02/14/02
                                                     1.60% EV           48     8.526034          409       -14.74% 02/14/02
                                                     1.75% EV          628     8.521249        5,351       -14.79% 02/14/02
                                                     1.85% EV           23     8.518052          196       -14.82% 02/14/02
                                                     2.00% EV           13     8.513253          111       -14.87% 02/14/02

   MFS VIT - Mid Cap Growth Series - Service Class
       2002........................................  0.95%           8,346     7.252395       60,528       -27.48% 02/14/02
                                                     1.00%             385     7.251039        2,792       -27.49% 02/14/02
                                                     1.05%             521     7.249693        3,777       -27.50% 02/14/02
                                                     1.10%           6,351     7.248345       46,034       -27.52% 02/14/02
                                                     1.15%           1,359     7.246998        9,849       -27.53% 02/14/02
                                                     1.20%             800     7.245646        5,797       -27.54% 02/14/02
                                                     1.35%             764     7.241591        5,533       -27.58% 02/14/02
                                                     1.40%           4,177     7.240241       30,242       -27.60% 02/14/02
                                                     1.55%           1,932     7.236180       13,980       -27.64% 02/14/02
                                                     0.95% EV        4,869     7.239348       35,248       -27.61% 02/14/02
                                                     1.10% EV       10,741     7.235305       77,714       -27.65% 02/14/02
                                                     1.20% EV          274     7.232610        1,982       -27.67% 02/14/02
                                                     1.35% EV        3,126     7.228552       22,596       -27.71% 02/14/02
                                                     1.40% EV        1,067     7.227203        7,711       -27.73% 02/14/02
                                                     1.55% EV          619     7.223150        4,471       -27.77% 02/14/02
                                                     1.60% EV           34     7.221797          246       -27.78% 02/14/02
                                                     1.75% EV          459     7.217736        3,313       -27.82% 02/14/02
                                                     2.00% EV            7     7.210961           50       -27.89% 02/14/02

     MFS VIT - New Discovery Series - Service Class
       2002........................................  0.95%          10,832     8.626481       93,442       -13.74% 02/14/02
                                                     1.00%           5,351     8.624877       46,152       -13.75% 02/14/02
                                                     1.10%          14,114     8.621669      121,686       -13.78% 02/14/02
                                                     1.15%             319     8.620069        2,750       -13.80% 02/14/02
                                                     1.20%             372     8.618465        3,206       -13.82% 02/14/02
                                                     1.30%              44     8.615253          379       -13.85% 02/14/02
                                                     1.35%             300     8.613649        2,584       -13.86% 02/14/02
                                                     1.40%           4,407     8.612042       37,953       -13.88% 02/14/02
                                                     1.55%             327     8.607222        2,815       -13.93% 02/14/02

                                                    CONTRACT                    UNIT        CONTRACT         TOTAL
                                                  EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY     RETURN**
                                                  -------------    -----     ----------  --------------     --------

                                                     0.95% EV          895     8.611749        7,708       -13.88% 02/14/02
                                                     1.00% EV        2,013     8.610151       17,332       -13.90% 02/14/02
                                                     1.10% EV        3,852     8.606953       33,154       -13.93% 02/14/02
                                                     1.20% EV          249     8.603742        2,142       -13.96% 02/14/02
                                                     1.35% EV          259     8.598933        2,227       -14.01% 02/14/02
                                                     1.50% EV          116     8.594117          997       -14.06% 02/14/02
                                                     1.70% EV           34     8.587689          292       -14.12% 02/14/02
                                                     2.00% EV            7     8.578029           60       -14.22% 02/14/02

     MFS VIT - Value Series - Service Class
        2002.......................................  0.95%          11,875     9.764892      115,958        -2.35% 02/14/02
                                                     1.00%           2,501     9.763080       24,417        -2.37% 02/14/02
                                                     1.05%           2,366     9.761268       23,095        -2.39% 02/14/02
                                                     1.15%             826     9.757641        8,060        -2.42% 02/14/02
                                                     1.20%             143     9.755829        1,395        -2.44% 02/14/02
                                                     1.30%              40     9.752205          390        -2.48% 02/14/02
                                                     1.35%             124     9.750381        1,209        -2.50% 02/14/02
                                                     1.40%             221     9.748568        2,154        -2.51% 02/14/02
                                                     0.95% EV       10,047     9.749124       97,949        -2.51% 02/14/02
                                                     1.00% EV        1,937     9.747316       18,881        -2.53% 02/14/02
                                                     1.05% EV          146     9.745504        1,423        -2.54% 02/14/02
                                                     1.10% EV        8,149     9.743694       79,401        -2.56% 02/14/02
                                                     1.15% EV        2,210     9.741881       21,530        -2.58% 02/14/02
                                                     1.20% EV          531     9.740071        5,172        -2.60% 02/14/02
                                                     1.25% EV          736     9.738258        7,167        -2.62% 02/14/02
                                                     1.30% EV        1,132     9.736444       11,022        -2.64% 02/14/02
                                                     1.35% EV          392     9.734629        3,816        -2.65% 02/14/02
                                                     1.40% EV          843     9.732820        8,205        -2.67% 02/14/02
                                                     1.50% EV          373     9.729182        3,629        -2.71% 02/14/02
                                                     1.55% EV          372     9.727376        3,619        -2.73% 02/14/02
                                                     1.70% EV          109     9.721921        1,060        -2.78% 02/14/02

    Oppenheimer Capital Appreciation Fund/VA
       - Service Class
       2002........................................  0.95%          55,795     8.596825      479,660       -14.03% 02/14/02
                                                     1.00%           1,395     8.595237       11,990       -14.05% 02/14/02
                                                     1.10%          28,271     8.592042      242,906       -14.08% 02/14/02
                                                     1.15%           8,127     8.590437       69,814       -14.10% 02/14/02
                                                     1.20%             576     8.588843        4,947       -14.11% 02/14/02
                                                     1.25%           4,852     8.587244       41,665       -14.13% 02/14/02
                                                     1.30%             668     8.585644        5,735       -14.14% 02/14/02
                                                     1.35%             302     8.584047        2,592       -14.16% 02/14/02
                                                     1.40%           1,200     8.582445       10,299       -14.18% 02/14/02
                                                     1.55%              72     8.577643          618       -14.22% 02/14/02
                                                     0.95% EV        6,861     8.582301       58,883       -14.18% 02/14/02
                                                     1.00% EV          209     8.580708        1,793       -14.19% 02/14/02
                                                     1.10% EV       20,245     8.577514      173,652       -14.22% 02/14/02
                                                     1.15% EV       21,813     8.575917      187,066       -14.24% 02/14/02
                                                     1.20% EV          305     8.574322        2,615       -14.26% 02/14/02
                                                     1.25% EV          733     8.572725        6,284       -14.27% 02/14/02
                                                     1.35% EV        4,196     8.569524       35,958       -14.30% 02/14/02
                                                     1.40% EV        3,112     8.567929       26,663       -14.32% 02/14/02
                                                     1.60% EV        3,053     8.561528       26,138       -14.38% 02/14/02
                                                     1.75% EV          617     8.556720        5,279       -14.43% 02/14/02


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-7

                                                    CONTRACT                    UNIT        CONTRACT         TOTAL
                                                  EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY     RETURN**
                                                  -------------    -----     ----------  --------------     --------

     Oppenheimer Global Securities
      Fund/VA - Service Class
          2002...................................    0.95%          38,537     9.493348      365,845        -5.07% 02/14/02
                                                     1.00%          26,518     9.491590      251,698        -5.08% 02/14/02
                                                     1.05%             198     9.489830        1,879        -5.10% 02/14/02
                                                     1.10%          22,446     9.488065      212,969        -5.12% 02/14/02
                                                     1.15%          12,842     9.486309      121,823        -5.14% 02/14/02
                                                     1.20%             283     9.484542        2,684        -5.15% 02/14/02
                                                     1.25%           2,169     9.482779       20,568        -5.17% 02/14/02
                                                     1.30%              40     9.481014          379        -5.19% 02/14/02
                                                     1.35%             207     9.479252        1,962        -5.21% 02/14/02
                                                     1.40%             937     9.477488        8,880        -5.23% 02/14/02
                                                     1.50%           2,982     9.473950       28,251        -5.26% 02/14/02
                                                     0.95% EV       24,804     9.477866      235,089        -5.22% 02/14/02
                                                     1.00% EV          674     9.476111        6,387        -5.24% 02/14/02
                                                     1.10% EV        9,972     9.472592       94,461        -5.27% 02/14/02
                                                     1.15% EV        3,037     9.470830       28,763        -5.29% 02/14/02
                                                     1.20% EV        1,065     9.469064       10,085        -5.31% 02/14/02
                                                     1.35% EV        2,996     9.463780       28,353        -5.36% 02/14/02
                                                     1.40% EV        1,135     9.462016       10,739        -5.38% 02/14/02
                                                     1.50% EV          539     9.458483        5,098        -5.42% 02/14/02
                                                     1.60% EV           30     9.454953          284        -5.45% 02/14/02
                                                     1.70% EV          158     9.451421        1,493        -5.49% 02/14/02
                                                     1.75% EV          390     9.449654        3,685        -5.50% 02/14/02
                                                     1.85% EV           11     9.446120          104        -5.54% 02/14/02
                                                     2.00% EV            6     9.440806           57        -5.59% 02/14/02

     Oppenheimer High Income
      Fund/VA - Initial Class
          2002...................................    1.10%             297     9.566928        2,841        -4.33% 06/03/02
                                                     1.35%              80     9.565269          765        -4.35% 06/03/02

     Oppenheimer Main Street Growth
      & Income Fund/VA - Service Class
          2002...................................    0.95%          40,931     9.421535      385,633        -5.78% 02/14/02
                                                     1.00%          12,304     9.419782      115,901        -5.80% 02/14/02
                                                     1.05%           2,869     9.418040       27,020        -5.82% 02/14/02
                                                     1.10%          19,907     9.416288      187,450        -5.84% 02/14/02
                                                     1.15%          11,393     9.414539      107,260        -5.85% 02/14/02
                                                     1.20%           1,189     9.412786       11,192        -5.87% 02/14/02
                                                     1.25%             977     9.411041        9,195        -5.89% 02/14/02
                                                     1.30%             835     9.409285        7,857        -5.91% 02/14/02
                                                     1.35%               1     9.407530            9        -5.92% 02/14/02
                                                     1.40%           3,638     9.405777       34,218        -5.94% 02/14/02
                                                     1.50%           4,653     9.402275       43,749        -5.98% 02/14/02
                                                     1.55%             481     9.400515        4,522        -5.99% 02/14/02

                                                    CONTRACT                    UNIT        CONTRACT         TOTAL
                                                  EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY     RETURN**
                                                  -------------    -----     ----------  --------------     --------

                                                     0.95% EV        7,746     9.406055       72,859        -5.94% 02/14/02
                                                     1.00% EV        4,874     9.404305       45,837        -5.96% 02/14/02
                                                     1.10% EV       24,007     9.400811      225,685        -5.99% 02/14/02
                                                     1.15% EV        2,218     9.399061       20,847        -6.01% 02/14/02
                                                     1.20% EV          290     9.397314        2,725        -6.03% 02/14/02
                                                     1.30% EV        2,289     9.393814       21,502        -6.06% 02/14/02
                                                     1.35% EV          453     9.392064        4,255        -6.08% 02/14/02
                                                     1.40% EV          860     9.390313        8,076        -6.10% 02/14/02
                                                     1.50% EV          547     9.386804        5,135        -6.13% 02/14/02
                                                     1.55% EV          757     9.385048        7,104        -6.15% 02/14/02
                                                     1.70% EV          161     9.379794        1,510        -6.20% 02/14/02
                                                     2.00% EV           12     9.369256          112        -6.31% 02/14/02

     Oppenheimer Main Street Small Cap
      Fund/VA - Initial Class
          2002...................................    1.10%           1,829    10.010494       18,309         0.10% 06/03/02

     Oppenheimer Strategic Bond
      Fund/VA - Service Class
          2002...................................    0.95%          50,821    10.054808      510,995         0.55% 02/14/02
                                                     1.00%          27,411    10.052941      275,561         0.53% 02/14/02
                                                     1.05%           5,154    10.051082       51,803         0.51% 02/14/02
                                                     1.10%           9,551    10.049209       95,980         0.49% 02/14/02
                                                     1.15%           2,314    10.047346       23,250         0.47% 02/14/02
                                                     1.20%             129    10.045482        1,296         0.45% 02/14/02
                                                     1.25%             517    10.043614        5,193         0.44% 02/14/02
                                                     1.30%             662    10.041750        6,648         0.42% 02/14/02
                                                     1.40%             490    10.038019        4,919         0.38% 02/14/02
                                                     1.50%           1,599    10.034274       16,045         0.34% 02/14/02
                                                     1.55%             339    10.032408        3,401         0.32% 02/14/02
                                                     0.95% EV       14,681    10.038413      147,374         0.38% 02/14/02
                                                     1.00% EV       13,116    10.036548      131,639         0.37% 02/14/02
                                                     1.10% EV        7,759    10.032821       77,845         0.33% 02/14/02
                                                     1.15% EV          854    10.030957        8,566         0.31% 02/14/02
                                                     1.20% EV           24    10.029097          241         0.29% 02/14/02
                                                     1.35% EV          697    10.023503        6,986         0.24% 02/14/02
                                                     1.50% EV          372    10.017899        3,727         0.18% 02/14/02
                                                     1.70% EV          109    10.010424        1,091         0.10% 02/14/02
                                                     1.85% EV           11    10.004806          110         0.05% 02/14/02

     Putnam VT International Growth - IB Shares
          2002...................................    1.10%              24     9.571684          230        -4.28% 06/03/02

     Putnam VT Small Cap Value - IB Shares
          2002...................................    0.95%           3,048     9.820281       29,932        -1.80% 06/03/02
                                                     1.10%           1,889     9.819264       18,549        -1.81% 06/03/02

     Van Kampen LIT - Comstock Portfolio -
     Class II
          2002...................................    0.95%          61,987     8.991419      557,351       -10.09% 02/14/02
                                                     1.00%          36,596     8.989753      328,989       -10.10% 02/14/02
                                                     1.05%           6,143     8.988082       55,214       -10.12% 02/14/02
                                                     1.10%          23,832     8.986407      214,164       -10.14% 02/14/02
                                                     1.15%           3,018     8.984739       27,116       -10.15% 02/14/02
                                                     1.20%           1,534     8.983066       13,780       -10.17% 02/14/02
                                                     1.25%           5,995     8.981396       53,843       -10.19% 02/14/02
                                                     1.30%           1,419     8.979722       12,742       -10.20% 02/14/02


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, Continued
`

                                                    CONTRACT                    UNIT        CONTRACT         TOTAL
                                                  EXPENSE RATE*    UNITS     FAIR VALUE  OWNERS' EQUITY     RETURN**
                                                  -------------    -----     ----------  --------------     --------

                                                     1.35%             257     8.978053        2,307       -10.22% 02/14/02
                                                     1.40%           6,532     8.976377       58,634       -10.24% 02/14/02
                                                     1.55%              69     8.971350          619       -10.29% 02/14/02
                                                     0.95% EV        2,039     8.976563       18,303       -10.23% 02/14/02
                                                     1.00% EV        5,238     8.974894       47,010       -10.25% 02/14/02
                                                     1.10% EV        1,808     8.971558       16,221       -10.28% 02/14/02
                                                     1.15% EV        9,012     8.969888       80,837       -10.30% 02/14/02
                                                     1.20% EV          558     8.968216        5,004       -10.32% 02/14/02
                                                     1.35% EV        3,981     8.963201       35,683       -10.37% 02/14/02
                                                     1.40% EV          485     8.961530        4,346       -10.38% 02/14/02
                                                     1.50% EV          554     8.958189        4,963       -10.42% 02/14/02
                                                     1.60% EV           46     8.954836          412       -10.45% 02/14/02
                                                     1.70% EV          163     8.951484        1,459       -10.49% 02/14/02
                                                     1.75% EV          602     8.949813        5,388       -10.50% 02/14/02
                                                     2.00% EV            6     8.941421           54       -10.59% 02/14/02

     Van Kampen LIT - Emerging
      Growth Portfolio - Class II
      2002.......................................    0.95%          10,754     8.524761       91,675       -14.75% 02/14/02
                                                     1.00%           4,582     8.523180       39,053       -14.77% 02/14/02
                                                     1.10%          15,461     8.520012      131,728       -14.80% 02/14/02
                                                     1.15%           1,272     8.518431       10,835       -14.82% 02/14/02
                                                     1.20%           4,344     8.516843       36,997       -14.83% 02/14/02
                                                     1.25%             702     8.515255        5,978       -14.85% 02/14/02
                                                     1.35%             178     8.512085        1,515       -14.88% 02/14/02
                                                     1.40%             517     8.510498        4,400       -14.90% 02/14/02
                                                     0.95% EV        1,136     8.509956        9,667       -14.90% 02/14/02
                                                     1.20% EV          334     8.502048        2,840       -14.98% 02/14/02
                                                     1.35% EV        2,747     8.497290       23,342       -15.03% 02/14/02
                                                     1.40% EV          340     8.495707        2,889       -15.04% 02/14/02
                                                     1.60% EV           32     8.489362          272       -15.11% 02/14/02
                                                     1.75% EV          421     8.484591        3,572       -15.15% 02/14/02
                                                     1.85% EV           11     8.481413           93       -15.19% 02/14/02
                                                     2.00% EV           13     8.476645          110       -15.23% 02/14/02

     VISION Group of Funds - Large Cap
      Growth II
      2002.......................................    0.95%           6,130     9.323896       57,155        -6.76% 06/03/02
                                                     1.10%           6,808     9.322931       63,471        -6.77% 06/03/02

     VISION Group of Funds - Large Cap
      Value II
      2002.......................................    0.95%           5,054     9.444029       47,730        -5.56% 06/03/02
                                                     1.10%           6,824     9.443047       64,439        -5.57% 06/03/02
                                                     1.35%             123     9.441410        1,161        -5.59% 06/03/02

                                                    CONTRACT                    UNIT           CONTRACT         TOTAL
                                                  EXPENSE RATE*    UNITS     FAIR VALUE     OWNERS' EQUITY     RETURN**
                                                  -------------    -----     ----------     --------------     --------

     VISION Group of Funds - Managed
      Allocation Fund - Moderate Growth II
      2002.......................................    0.95%           5,408     9.893527          53,504        -1.06% 06/03/02
                                                     1.10%           2,730     9.892499          27,007        -1.08% 06/03/02
                                                     1.35%           1,405     9.890785          13,897        -1.09% 06/03/02
                                                     1.10% EV       35,097     9.889435         347,090        -1.11% 06/03/02
                                                                                         --------------

     2002 Reserves for annuity contracts
      in payout phase:
        Tax qualified............................                                                78,628
        Non-tax qualified........................                                               449,087
                                                                                         --------------
     2002 Contract owners' equity................                                        $1,497,939,944
                                                                                         ==============


* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(5) FINANCIAL HIGHLIGHTS

The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the six month period indicated, and the contract expense rate, investment income ratio and total return for each of the five years in the six-month period ended June 30, 2002.

                                          CONTRACT                                                 INVESTMENT
                                          EXPENSE                     UNIT          CONTRACT        INCOME             TOTAL
                                           RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY    RATIO**           RETURN***
                                           -----        -----      ----------     --------------    -------           ---------
AIM VIF-Basic
 Value Fund-
 Series II

  2002.....................                0.95%                  $ 9.176612                                      -8.23%  02/14/02
                                             to         341,637           to    $   3,150,835       0.00%             to
                                           2.00%                    9.227568                                      -7.72%  02/14/02

AIM VIF-Capital
 Appreciation
 Fund-Series II

  2002.....................                0.95%                    8.715863                                     -12.84%  02/14/02
                                             to          19,716           to          172,463       0.00%             to
                                           1.70%                    8.755234                                     -12.45%  02/14/02

AIM VIF-Capital
 Development
 Fund-Series II

  2002.....................                1.10%             12     9.467385              114       0.00%         -5.33%  06/03/02

AIM VIF -
 International Equity
 Fund - Series II

  2002.....................                0.95%                   10.207422                                       2.07%  02/14/02
                                             to          33,515           to          343,448       0.00%             to
                                           1.70%                   10.252464                                       2.52%  02/14/02

AIM VIF - Mid Cap
 Core Equity
 Fund - Series I

  2002.....................                1.10%          2,831     9.529980           26,979       0.00%         -4.70%  06/03/02

AIM VIF - Premier
 Equity Fund - Series II

  2002.....................                0.95%                    8.345550                                     -16.54%  02/14/02
                                             to          17,695           to          148,002       0.00%             to
                                           1.40%                    8.374016                                     -16.26%  02/14/02

Alliance VPSF -
 Alliance Bernstein
 International Value
 Portfolio - Class B

  2002.....................                0.95%                   10.862457                                       8.62%  02/14/02
                                             to          75,088           to          819,664       0.00%             to
                                           2.00%                   10.921716                                       9.22%  02/14/02

Alliance VPSF - Alliance
 Bernstein Small Cap
 Value Portfolio - Class B

  2002.....................                0.95%                   10.266000                                       2.66%  02/14/02
                                             to         229,967           to        2,369,797       0.00%             to
                                           1.75%                   10.312628                                       3.13%  02/14/02

Alliance VPSF - Growth
 & Income Portfolio - Class B

  2002.....................                0.95%                    9.001908                                      -9.98%  02/14/02
                                             to         101,085           to          912,266       0.00%             to
                                           1.55%                    9.031794                                      -9.68%  02/14/02

Alliance VPSF - Premier
 Growth Portfolio -
 Class B

  2002.....................                0.95%                    8.487924                                     -15.12%  02/14/02
                                             to          26,480           to          225,017       0.00%             to
                                           1.40%                    8.507407                                     -14.93%  02/14/02

Dreyfus GVIT Mid Cap
 Index Fund - Class I

  2002.....................                1.10%            165     9.492592            1,566       0.00%         -5.07%  06/03/02

                                          CONTRACT                                                 INVESTMENT
                                          EXPENSE                     UNIT          CONTRACT        INCOME             TOTAL
                                           RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY    RATIO**           RETURN***
                                           -----        -----      ----------     --------------    -------           ---------
Dreyfus GVIT Mid
Cap Index
Fund - Class II

  2002.....................                0.95%                    9.030974                                      -9.69%  05/01/02
                                             to          14,197           to          128,519       0.00%             to
                                           2.00%                    9.053076                                      -9.47%  05/01/02

Dreyfus IP - Small Cap
Stock Index
Portfolio - Service
Class

  2002.....................                1.10%            239     9.760245            2,333       0.00%         -2.40%  06/03/02

Dreyfus Stock
 Index Fund

  2002.....................                1.10%            711     9.511927            6,763       0.00%         -4.88%  06/03/02

Federated IS -
Federated
American
Leaders Fund
II - Service Shares

  2002.....................                1.20%                    9.261146                                      -7.39%  05/01/02
                                             to             239           to            2,214       0.00%             to
                                           1.35%                    9.263389                                      -7.37%  05/01/02

Federated IS -
Federated Capital
Appreciation Fund
II - Service Shares

  2002.....................                0.95%                    9.231069                                      -7.69%  05/01/02
                                             to             608           to            5,617       0.00%             to
                                           1.35%                    9.243821                                      -7.56%  05/01/02

Federated IS -
Federated
Growth
Strategies Fund II

  2002.....................                0.95%                    9.489030                                      -5.11%  06/03/02
                                             to           2,084           to           19,776       0.00%             to
                                           1.10%                    9.490013                                      -5.10%  06/03/02

Federated IS -
Federated High
Income Bond
Fund
II - Service Shares

  2002.....................                0.95%                    9.693066                                      -3.07%  02/14/02
                                             to         108,269           to        1,054,105       2.65%             to
                                           1.85%                    9.741429                                      -2.59%  02/14/02

Federated IS -
Federated
International
 Equity Fund II

  2002.....................                1.10%            384     9.487027            3,643       0.00%         -5.13%  06/03/02

Federated IS -
 Federated Quality
Bond Fund
II - Primary Shares

  2002.....................                0.95%                   10.001525                                       0.02%  06/03/02
                                             to           4,038           to           40,387       0.00%             to
                                           1.10%                   10.002561                                       0.03%  06/03/02

Federated IS -
Federated Quality
 Bond Fund
II-Service Shares

  2002.....................                0.95%                   10.094617                                       0.95%  05/01/02
                                             to          44,612           to          450,743       0.00%             to
                                           1.55%                   10.104366                                       1.04%  05/01/02

Fidelity(R) VIP - Equity
-Income Portfolio:
Initial Class

  2002.....................                1.30%                   11.082908                                      -6.85%
                                             to       4,721,541           to       61,816,406       2.18%             to
                                           1.50%                   13.266237                                      -6.75%

  2001.....................                1.30%                   12.500365                                      -1.65%
                                             to       4,663,895           to       68,789,828       1.63%             to
                                           1.50%                   14.932651                                      -1.55%

  2000.....................                1.30%                   11.495743                                      -3.40%
                                             to       4,626,959           to       62,647,370       1.73%             to
                                           1.50%                   13.704856                                      -3.30%

  1999.....................                1.30%                   12.709487                                      11.86%
                                             to       5,180,384           to       77,576,321       1.37%             to
                                           1.50%                   15.121084                                      11.97%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                          CONTRACT                                                 INVESTMENT
                                          EXPENSE                     UNIT          CONTRACT        INCOME             TOTAL
                                           RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY    RATIO**           RETURN***
                                           -----        -----      ----------     --------------    -------           ---------
    1998.....................              1.30%                   11.336392                                       9.70%
                                             to       4,880,275           to       65,284,954       1.15%             to
                                           1.50%                   13.460145                                       9.81%

Fidelity(R) VIP - Equity
-Income Portfolio:
Service Class

    2002.....................              0.95%                    8.659008                                      -6.88%
                                            to        3,600,720           to       38,160,433       2.11%             to
                                           1.50%                   10.663925                                      -6.61%

    2001.....................              0.95%                    9.774250                                      -1.73%
                                            to        3,962,272           to       47,149,142       1.57%             to
                                           1.50%                   11.970638                                      -1.46%

    2000.....................              0.95%                    8.997324                                      -3.49%
                                            to        3,904,493           to       42,555,781       1.63%             to
                                           1.50%                   10.958239                                      -3.22%

    1999.....................              0.95%                    9.965372                                      -0.35%  05/03/99
                                            to        2,554,474           to       30,805,412       1.19%             to
                                           1.25%                   12.064899                                      12.14%

    1998.....................              0.95%                   10.708377                                       7.08%  02/09/98
                                            to          870,726           to        9,326,471       0.00%             to
                                           1.05%                   10.712556                                       7.13%  02/09/98

Fidelity(R) VIP -
Equity-Income
Portfolio: Service
Class 2
    2002    .....................          0.95%                    8.490804                                      -7.32%
                                            to        2,937,681           to       26,803,975       1.99%             to
                                           2.05%                    9.525669                                      -6.68%
    2001    .....................          0.95%                    9.723951                                      -2.05%
                                            to        1,664,377           to       17,096,597       1.20%             to
                                           1.85%                   10.711324                                      -1.50%
    2000    .....................          0.95%                    9.805513                                      -1.94%  05/01/00
                                            to           98,936           to          971,269       0.00%             to
                                           1.90%                    9.820992                                      -1.79%  05/01/00

Fidelity(R)
VIP -
Growth
Portfolio:
Initial
Class
    2002    .....................          1.30%                   10.629766                                     -19.85%
                                            to        5,929,345           to       72,862,141       0.32%             to
                                           1.50%                   12.435899                                     -19.77%

    2001    .....................          1.30%                   14.664586                                     -10.32%
                                            to        7,952,041           to      134,446,534       0.08%             to
                                           1.50%                   17.121530                                     -10.23%

    2000    .....................          1.30%                   19.452989                                       4.32%
                                            to        8,796,389           to      196,964,928       0.10%             to
                                           1.50%                   22.666277                                       4.43%

    1999    .....................          1.30%                   15.642316                                      13.56%
                                            to        4,615,197           to       83,103,295       0.15%             to
                                           1.50%                   18.189195                                      13.68%

    1998    .....................          1.30%                   11.853026                                      18.24%
                                            to        2,901,640           to       39,650,760       0.42%             to
                                           1.50%                   13.755061                                      18.36%

                                          CONTRACT                                                 INVESTMENT
                                          EXPENSE                     UNIT          CONTRACT        INCOME             TOTAL
                                           RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY    RATIO**           RETURN***
                                           -----        -----      ----------     --------------    -------           ---------
Fidelity(R) VIP - Growth
Portfolio:
Service Class

    2002 .....................             0.95%                    6.984076                                     -20.00%
                                             to       5,719,322           to       58,335,686       0.18%             to
                                           1.65%                   10.403521                                     -19.66%

    2001 .....................             0.95%                    9.659526                                     -10.49%
                                             to       6,805,830           to       95,354,442       0.00%             to
                                           1.65%                   14.287230                                     -10.09%

    2000 .....................             0.95%                   12.828774                                       4.15%
                                             to       7,020,338           to      130,058,308       0.08%             to
                                           1.75%                   18.863256                                       4.57%

    1999 .....................             0.95%                   10.360520                                       3.61%  05/03/99
                                             to       3,073,177           to       46,383,662       0.12%             to
                                           1.30%                   15.099868                                      13.82%

    1998 .....................             0.95%                   11.383343                                      13.83%  02/09/98
                                             to         663,891           to        7,559,270       0.00%             to
                                           1.05%                   11.387787                                      13.88%  02/09/98

Fidelity(R) VIP - Growth
Portfolio:
Service Class 2

    2002 .....................             0.95%                    5.403697                                     -20.38%
                                             to       5,351,409           to       32,542,956       0.18%             to
                                           2.05%                    7.012883                                     -19.74%

    2001 .....................             0.95%                    7.525564                                     -10.72%
                                             to       4,293,919           to       36,266,802       0.07%             to
                                           1.95%                    9.704263                                     -10.19%

    2000 .....................             0.95%                   10.055969                                       0.56%  05/01/00
                                             to         612,103           to        6,162,647       0.00%             to
                                           1.95%                   10.072674                                       0.73%  05/01/00

Fidelity(R) VIP - High
Income Portfolio:
Initial Class

    2002 .....................             1.30%                    6.403622                                      -5.11%
                                             to       5,800,725           to       43,494,027      13.66%             to
                                           1.50%                    7.578032                                      -5.02%

    2001 .....................             1.30%                    7.150737                                      -7.88%
                                             to       7,312,475           to       61,206,222      12.89%             to
                                           1.50%                    8.445062                                      -7.79%

    2000 .....................             1.30%                    9.599915                                      -5.56%
                                             to      10,125,685           to      113,750,657       6.88%             to
                                           1.50%                   11.314644                                      -5.46%

    1999 .....................             1.30%                   10.224548                                       7.16%
                                             to      12,610,962           to      150,852,564       9.28%             to
                                           1.50%                   12.026393                                       7.27%

    1998 .....................             1.30%                   10.531831                                       4.02%
                                             to      13,621,878           to      167,867,753       6.85%             to
                                           1.50%                   12.362722                                       4.12%

Fidelity(R) VIP - High
Income Portfolio:
Service Class

    2002 .....................             0.95%                    6.088062                                      -5.01%
                                             to       3,352,204           to       21,067,478      14.74%             to
                                           1.50%                    6.622068                                      -4.72%

    2001 .....................             0.95%                    6.800478                                      -7.95%
                                             to       3,815,976           to       26,646,851      12.40%             to
                                           1.50%                    7.396522                                      -7.64%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                          CONTRACT                                                 INVESTMENT
                                          EXPENSE                     UNIT          CONTRACT        INCOME             TOTAL
                                           RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY    RATIO**           RETURN***
                                           -----        -----      ----------     --------------    -------           ---------
    2000 .....................             0.95%                    9.137164                                      -5.66%
                                            to        4,409,654           to       41,120,415       6.67%             to
                                           1.50%                    9.335271                                      -5.40%

    1999 .....................             0.95%                    9.748674                                      -2.51%  05/03/99
                                            to        3,107,080           to       30,742,346       7.78%             to
                                           1.10%                    9.898262                                       7.37%

    1998 .....................             0.95%                   10.152377                                       1.52%  02/09/98
                                            to        1,136,782           to       11,544,358       0.00%             to
                                           1.05%                   10.156340                                       1.56%  02/09/98

Fidelity(R) VIP - High
 Income Portfolio:
 Service Class 2

    2002 .....................             0.95%                    5.927553                                      -5.54%
                                            to        1,480,861           to        9,417,381      14.30%             to
                                           1.85%                    6.675586                                      -4.89%

    2001 .....................             0.95%                    6.713809                                      -8.25%
                                            to        1,057,356           to        7,527,537      10.04%             to
                                           1.85%                    7.429980                                      -7.66%

    2000 .....................             0.95%                    9.930545                                      -0.69%  05/01/00
                                            to           91,219           to          906,842       0.00%             to
                                           1.80%                    9.944587                                      -0.55%  05/01/00

Fidelity(R) VIP - Money
 Market Portfolio:
 Initial Class

    2002 .....................             0.95%                   10.937527                                      -0.06%
                                            to        8,542,231           to      102,044,813       1.08%             to
                                           1.75%                   12.245764                                       0.43%

    2001 .....................             0.95%                   10.889381                                       1.59%
                                            to        7,406,632           to       87,915,053       2.52%             to
                                           1.65%                   12.109731                                       2.09%

    2000 .....................             0.95%                   10.458326                                       2.15%
                                            to        5,494,321           to       62,613,430       2.90%             to
                                           1.60%                   11.582415                                       2.48%

    1999 .....................             0.95%                   10.059661                                       0.60%  05/03/99
                                            to        6,970,135           to       76,379,304       2.28%             to
                                           1.50%                   11.099462                                       1.94%

    1998 .....................             0.95%                   10.180069                                       1.80%  01/30/98
                                            to        4,379,718           to       46,423,211       2.50%             to
                                           1.50%                   10.692446                                       2.04%

Fidelity(R) VIP -
 Overseas Portfolio:
 Initial Class

    2002 .....................             1.30%                    9.243747                                      -3.21%
                                            to        3,947,722           to       42,766,795       1.04%             to
                                           1.50%                   10.921556                                      -3.11%

    2001 .....................             1.30%                   10.809797                                     -12.12%
                                            to        4,977,227           to       62,989,985       5.12%             to
                                           1.50%                   12.745995                                     -12.03%

    2000 .....................             1.30%                   14.544825                                      -5.78%
                                            to        6,191,619           to      105,356,829       1.41%             to
                                           1.50%                   17.115366                                      -5.68%

    1999 .....................             1.30%                   11.790637                                       7.31%
                                            to        5,748,958           to       79,268,410       1.53%             to
                                           1.50%                   13.846299                                       7.41%

                                          CONTRACT                                                 INVESTMENT
                                          EXPENSE                     UNIT          CONTRACT        INCOME             TOTAL
                                           RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY    RATIO**           RETURN***
                                           -----        -----      ----------     --------------    -------           ---------
    1998.....................               1.30%                  11.386618                                      15.09%
                                              to      6,363,210           to       84,702,546       1.81%             to
                                            1.50%                  13.344747                                      15.21%

Fidelity(R) VIP - Overseas
 Portfolio: Service Class

    2002.....................               0.95%                   7.789830                                      -3.32%
                                              to      1,668,798           to       14,981,025       0.92%             to
                                            1.60%                   9.052717                                      -2.96%

    2001.....................               0.95%                   9.129468                                     -12.24%
                                              to      1,955,821           to       20,439,981       5.06%             to
                                            1.60%                  10.539975                                     -11.90%

    2000.....................               0.95%                  12.288006                                      -5.87%
                                              to      2,143,456           to       30,004,850       1.21%             to
                                            1.75%                  14.118645                                      -5.49%

    1999.....................               0.95%                  11.370997                                       7.51%
                                              to        866,078           to        9,857,502       1.28%             to
                                            1.05%                  11.386918                                       7.56%

    1998.....................               0.95%                  10.941470                                       9.41%  02/09/98
                                              to        239,382           to        2,619,947       0.00%             to
                                            1.05%                  10.945732                                       9.46%  02/09/98

Fidelity(R) VIP - Overseas
 Portfolio: Service Class 2
    2002.....................               0.95%                   6.213367                                      -3.85%
                                              to      1,253,875           to        8,772,028       1.01%             to
                                            1.95%                   7.807252                                      -3.18%
    2001.....................               0.95%                   7.306617                                     -12.55%
                                              to      1,186,638           to        9,824,792       4.54%             to
                                            1.95%                   9.142151                                     -11.99%
    2000.....................               0.95%                   9.905106                                      -0.95%  05/01/00
                                              to        181,006           to        1,794,787       0.00%             to
                                            1.90%                   9.920756                                      -0.79%  05/01/00

Fidelity(R) VIP - Value
 Portfolio: Service Class
    2002.....................               0.95%                   8.601535                                      -8.22%
                                              to        143,513           to        1,239,833       0.00%             to
                                            1.15%                   8.646471                                      -8.00%
    2001.....................               0.95%                   9.685847                                      -3.14%  06/01/01
                                              to          7,900           to           76,536       0.00%             to
                                            1.10%                   9.689265                                      -3.11%  06/01/01

Fidelity(R) VIP - Value
 Portfolio: Service Class 2
    2002.....................               0.95%                   8.543002                                      -8.56%
                                              to        205,827           to        1,770,586       0.00%             to
                                            1.95%                   8.636771                                      -8.11%
    2001.....................               0.95%                   9.674934                                      -3.25%  06/01/01
                                              to         17,689           to          171,191       0.00%             to
                                            1.15%                   9.679476                                      -3.21%  06/01/01

Fidelity(R) VIP II - Asset
 Manager Portfolio:
 Initial Class
    2002.....................               1.30%                  10.293199                                      -9.05%
                                              to      1,020,930           to       11,954,852       5.26%             to
                                            1.50%                  11.866434                                      -8.96%
    2001.....................               1.30%                  11.467036                                      -4.29%
                                              to      1,164,101           to       15,182,603       4.18%             to
                                            1.50%                  13.192941                                      -4.19%

                                                                    (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                          CONTRACT                                                 INVESTMENT
                                          EXPENSE                     UNIT          CONTRACT        INCOME             TOTAL
                                           RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY    RATIO**           RETURN***
                                           -----        -----      ----------     --------------    -------           ---------
    2000.....................              1.30%                   12.478214                                      -1.43%
                                            to        1,333,159           to       18,906,846       3.26%            to
                                           1.50%                   14.327334                                      -1.33%

    1999.....................              1.30%                   12.086501                                       4.47%
                                            to        1,328,060           to       18,221,130       3.09%            to
                                           1.50%                   13.849416                                       4.58%

    1998.....................              1.30%                   11.073070                                       8.47%
                                            to        1,053,021           to       13,265,062       3.01%            to
                                           1.50%                   12.662471                                       8.58%

Fidelity(R) VIP II - Asset
  Manager Portfolio:
  Service Class

    2002.....................              0.95%                    8.565260                                      -9.10%
                                            to          881,567           to        8,792,725       5.16%             to
                                           1.50%                   10.026301                                      -8.85%

    2001.....................              0.95%                    9.560833                                      -4.30%
                                            to        1,022,679           to       11,332,395       4.07%             to
                                           1.50%                   11.129668                                      -4.04%

    2000.....................              0.95%                   10.414179                                      -1.49%
                                            to        1,015,420           to       12,181,450       3.07%             to
                                           1.50%                   12.055970                                      -1.21%

    1999.....................              0.95%                   10.100418                                       1.00%  05/03/99
                                            to          660,291           to        7,670,820       2.37%             to
                                           1.25%                   11.623059                                       4.72%

    1998.....................              0.95%                   10.593701                                       5.94%  02/09/98
                                            to           91,496           to          969,589       0.00%             to
                                           1.05%                   10.597832                                       5.98%  02/09/98

Fidelity(R) VIP II - Asset
  Manager Portfolio:
  Service Class 2

    2002.....................              0.95%                    7.982611                                      -9.45%
                                            to          719,932           to        6,002,089       5.05%             to
                                           2.05%                    8.561335                                      -8.95%

    2001.....................              0.95%                    8.970654                                      -4.71%
                                            to          555,433           to        5,167,690       3.57%             to
                                           2.05%                    9.560949                                      -4.17%

    2000.....................              0.95%                    9.848068                                      -1.52%  05/01/00
                                            to           57,998           to          571,818       0.00%             to
                                           1.95%                    9.864448                                      -1.36%  05/01/00

Fidelity(R) VIP II - Asset
  Manager: Growth
  Portfolio: Initial Class

    2002.....................              1.30%                    9.160580                                     -13.47%
                                            to          733,036           to        7,822,929       3.85%             to
                                           1.50%                   10.790947                                     -13.39%

    2001.....................              1.30%                   10.863754                                      -6.40%
                                            to          886,968           to       11,217,244       2.92%             to
                                           1.50%                   12.771348                                      -6.31%

    2000.....................              1.30%                   13.187925                                      -2.03%
                                            to        1,009,747           to       15,504,208       1.98%             to
                                           1.50%                   15.472307                                      -1.93%

    1999.....................              1.30%                   12.656811                                       6.74%
                                            to        1,051,143           to       15,457,436       2.30%             to
                                           1.50%                   14.819076                                       6.85%

                                          CONTRACT                                                 INVESTMENT
                                          EXPENSE                     UNIT          CONTRACT        INCOME             TOTAL
                                           RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY    RATIO**           RETURN***
                                           -----        -----      ----------     --------------    -------           ---------
    1998.....................              1.30%                   11.295551                                      10.32%
                                             to         888,700           to       11,673,311       1.83%             to
                                           1.50%                   13.198490                                      10.43%

Fidelity(R) VIP II - Asset
  Manager: Growth
  Portfolio: Service Class
    2002.....................              0.95%                    7.348244                                     -13.47%
                                             to         602,223           to        5,306,696       3.55%             to
                                           1.50%                    8.859415                                      -13.15%
    2001.....................              0.95%                    8.714028                                       -6.54%
                                             to         719,613           to        7,481,951       2.81%             to
                                           1.50%                   10.447813                                       -6.18%
    2000.....................              0.95%                   10.578142                                       -2.11%
                                             to         765,201           to        9,627,666       1.91%             to
                                           1.65%                   12.634938                                       -1.77%
    1999.....................              0.95%                   10.182859                                        1.83%  05/03/99
                                             to         448,542           to        5,409,882       1.73%             to
                                           1.25%                   12.068956                                        7.01%
    1998.....................              0.95%                   10.714104                                        7.14%  02/09/98
                                             to          96,872           to        1,038,142       0.00%             to
                                           1.05%                   10.718288                                        7.18%  02/09/98

Fidelity(R) VIP II - Asset
  Manager: Growth
  Portfolio: Service Class 2
    2002.....................              0.95%                    6.777865                                     -13.82%
                                             to         543,691           to        3,893,940       3.40%             to
                                           1.85%                    7.343308                                     -13.35%
    2001.....................              0.95%                    8.104109                                      -6.68%
                                             to         565,151           to        4,802,789       2.34%             to
                                           1.65%                    8.725630                                      -6.26%
    2000.....................              0.95%                    9.888735                                      -1.11%  05/01/00
                                             to          55,445           to          548,632       0.00%             to
                                           1.55%                    9.898579                                      -1.01%  05/01/00

Fidelity(R) VIP II - Contrafund
  Portfolio: Initial Class
    2002.....................              1.30%                   12.208860                                       -1.52%
                                            to        5,486,745           to       78,942,623       1.13%             to
                                           1.50%                   14.540345                                       -1.42%
    2001.....................              1.30%                   12.821361                                     -10.61%
                                            to        6,997,432           to      105,550,183       0.81%             to
                                           1.50%                   15.238911                                     -10.52%
    2000.....................              1.30%                   15.273267                                      -2.05%
                                            to        8,000,240           to      143,624,703       0.34%             to
                                           1.50%                   18.116482                                      -1.95%
    1999.....................              1.30%                   14.068473                                      10.42%
                                            to        6,504,318           to      107,591,600       0.45%             to
                                           1.50%                   16.653548                                      10.53%
    1998.....................              1.30%                   11.529833                                      15.87%
                                            to        5,227,884           to       70,916,626       0.61%             to
                                           1.50%                   13.620824                                      15.98%

Fidelity(R) VIP II - Contrafund
  Portfolio: Service Class
    2002.....................              0.95%                    8.718626                                       -1.74%
                                            to        4,024,877           to       48,483,302       0.97%              to
                                           1.85%                   12.206425                                       -1.30%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                          CONTRACT                                                 INVESTMENT
                                          EXPENSE                     UNIT          CONTRACT        INCOME             TOTAL
                                           RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY    RATIO**           RETURN***
                                           -----        -----      ----------     --------------    -------           ---------
    2001.....................              0.95%                    9.198939                                     -10.84%
                                            to        4,451,962           to       55,958,329       0.71%             to
                                           1.85%                   12.762057                                       10.43%

    2000.....................              0.95%                   11.011537                                      -2.27%
                                            to        4,732,970           to       70,548,221       0.33%             to
                                           1.85%                   15.138411                                      -1.82%

    1999.....................              0.95%                   10.196019                                       1.96%  05/03/99
                                            to        2,296,560           to       31,850,893       0.34%             to
                                           1.20%                   13.875166                                      10.65%

    1998.....................              0.95%                   11.320916                                      13.21%  02/09/98
                                            to          482,628           to        5,465,247       0.00%            to
                                           1.05%                   11.325336                                      13.25%  02/09/98

Fidelity(R) VIP II -
Contrafund
Portfolio: Service
Class 2

    2002.....................              0.95%                    7.737125                                      -2.07%
                                            to        2,664,697           to       22,050,450       0.80%             to
                                           1.95%                    8.798182                                      -1.40%

    2001.....................              0.95%                    8.184817                                     -11.04%
                                            to        2,167,987           to       18,880,690       0.65%             to
                                           1.95%                    9.260767                                     -10.49%

    2000.....................              0.95%                    9.823382                                      -1.77%   05/01/00
                                            to          304,646           to        2,996,077       0.00%             to
                                           1.90%                    9.838890                                      -1.61%   05/01/00
Fidelity(R) VIP II -
Index 500
Portfolio: Initial
Class
    2002.....................              0.95%                    7.070333                                     -14.21%
                                            to       11,078,969           to      118,611,801       1.41%             to
                                           2.05%                   12.607106                                     -13.69%

    2001.....................              0.95%                    8.883210                                      -7.62%
                                            to       12,888,968           to      172,548,522       1.12%             to
                                           1.85%                   15.650369                                      -7.05%

    2000.....................              0.95%                   10.622113                                      -1.50%
                                            to       11,897,854           to      192,943,350       1.11%             to
                                           1.85%                   18.610026                                      -1.05%

    1999.....................              0.95%                   10.131851                                       1.32%   05/03/99
                                            to        8,307,593           to      130,777,770       0.87%             to
                                           1.50%                   17.633552                                      11.52%

    1998.....................              0.95%                   11.216809                                      12.17%   02/09/98
                                            to        3,705,339           to       52,334,759       1.12%             to
                                           1.50%                   14.590374                                      16.66%

Fidelity(R) VIP II -
Investment Grade
Bond Portfolio:
Initial Class
    2002.....................              0.95%                   11.489707                                       2.20%
                                            to        7,600,265           to       99,474,631       4.59%             to
                                           1.85%                   13.689046                                       2.69%

    2001.....................              0.95%                   10.842793                                       2.61%
                                            to        6,643,188           to       81,864,294       5.11%             to
                                           1.85%                   12.838607                                       3.10%

    2000.....................              0.95%                   10.047705                                       2.87%
                                            to        5,645,300           to       63,783,981       7.05%             to
                                           1.80%                   11.717942                                       3.31%

                                          CONTRACT                                                 INVESTMENT
                                          EXPENSE                     UNIT          CONTRACT        INCOME             TOTAL
                                           RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY    RATIO**           RETURN***
                                           -----        -----      ----------     --------------    -------           ---------
    1999.....................              0.95%                    9.803885                                      -2.43%
                                            to        5,610,740           to       62,102,549       4.57%             to
                                           1.50%                   11.362745                                      -1.96%  05/03/99

    1998.....................              0.95%                   10.249310                                       2.49%  02/09/98
                                            to        3,186,762           to       35,342,409       4.68%             to
                                           1.50%                   11.178360                                       3.22%

Fidelity(R) VIP III -
Aggressive Growth
Portfolio: Service Class

    2002.....................              0.95%                    7.648547                                     -15.82%
                                            to           36,641           to          284,268       0.00%             to
                                           1.60%                    7.781513                                     -15.33%

    2001.....................              0.95%                   10.511697                                       5.12%  01/02/01
                                            to           52,221           to          551,463       0.23%             to
                                           1.60%                   10.568230                                       5.68%  01/02/01

Fidelity(R) VIP III -
Aggressive Growth
Portfolio: Service Class 2

    2002.....................              0.95%                    7.560385                                     -16.20%
                                            to          234,524           to        1,795,401       0.00%             to
                                           1.95%                    7.703792                                     -15.66%

    2001.....................              0.95%                   10.453285                                       4.53%  01/02/01
                                            to           71,247           to          747,679       0.02%             to
                                           1.65%                   10.512187                                       5.12%  01/02/01

Fidelity(R) VIP III -
 Balanced Portfolio:
 Initial Class

    2002.....................              1.30%                   10.232965                                      -8.65%
                                            to        5,112,133           to       74,905,016       3.42%             to
                                           1.50%                   14.798394                                      -8.56%

    2001.....................              1.30%                   11.337170                                      -1.89%
                                            to        6,063,253           to       98,218,280       3.74%             to
                                           1.50%                   16.362070                                      -1.79%

    2000.....................              1.30%                   12.158379                                      -0.81%
                                            to        7,443,328           to      129,111,547       3.00%             to
                                           1.50%                   17.511827                                      -0.71%

    1999.....................              1.30%                   12.389879                                       4.09%
                                            to        9,393,379           to      166,017,570       2.32%             to
                                           1.50%                   17.809048                                       4.20%

    1998.....................              1.30%                   11.435411                                      11.33%
                                            to        9,901,109           to      161,645,767       2.45%             to
                                           1.50%                   16.403827                                      11.44%

Fidelity(R) VIP III -
 Balanced Portfolio:
 Service Class

    2002.....................              0.95%                    8.115181                                      -8.68%
                                            to        2,046,464           to       20,152,298       3.33%             to
                                           1.50%                    9.902871                                      -8.43%

    2001.....................              0.95%                    9.007397                                      -1.89%
                                            to        2,205,858           to       23,965,124       3.56%             to
                                           1.50%                   10.930707                                      -1.62%

    2000.....................              0.95%                    9.661640                                      -0.88%
                                            to        2,364,961           to       27,430,121       3.43%             to
                                           1.50%                   11.659794                                      -0.60%

    1999.....................              0.95%                    9.862897                                      -1.37%  05/03/99
                                            to        1,562,815           to       18,482,130       2.40%             to
                                           1.25%                   11.831723                                       4.33%



                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                          CONTRACT                                                 INVESTMENT
                                          EXPENSE                     UNIT          CONTRACT        INCOME             TOTAL
                                           RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY    RATIO**           RETURN***
                                           -----        -----      ----------     --------------    -------           ---------

    1998.....................              0.95%                   10.866638                                      8.67%   02/09/98
                                             to         291,152           to        3,164,684       0.00%            to
                                           1.05%                   10.870876                                      8.71%   02/09/98

Fidelity(R)VIP III -
Balanced Portfolio:
Service Class 2
    2002.....................              0.95%                    7.947334                                      -9.06%
                                             to       1,303,127           to       10,789,212       3.72%             to
                                           1.95%                    8.542818                                      -8.53%

    2001.....................              0.95%                    8.907056                                      -2.29%
                                             to         908,747           to        8,341,906       2.85%             to
                                           1.80%                    9.440060                                      -1.76%

    2000.....................              0.95%                   10.075997                                       0.76%    05/01/00
                                             to          60,141           to          606,679       0.00%             to
                                           1.90%                   10.091898                                       0.92%    05/01/00

Fidelity(R) VIP III - Dynamic
Capital Appreciation Fund:
Service Class

    2002.....................              0.95%                    5.585310                                      -6.46%
                                             to         157,005           to          908,033       0.00%             to
                                           1.40%                    5.791091                                      -6.19%

    2001.....................              0.95%                    6.785630                                     -20.23%
                                             to         116,544           to          813,256       0.11%             to
                                           1.40%                    6.987387                                     -19.96%

Fidelity(R) VIP III - Dynamic
Capital Appreciation
Fund: Service Class 2

    2002.....................              0.95%                    5.510944                                      -6.92%
                                             to         525,085           to        2,970,326       0.00%             to
                                           1.85%                    5.780996                                      -6.35%

    2001.....................              0.95%                    6.741733                                     -20.61%
                                             to         351,651           to        2,409,864       0.11%             to
                                           1.85%                    6.977199                                     -20.08%

Fidelity(R) VIP III -
Growth & Income
Portfolio: Initial
Class

    2002.....................              1.30%                   10.420291                                     -14.49%
                                             to       3,044,695           to       37,553,085       1.48%             to
                                           1.50%                   12.495758                                     -14.40%

    2001.....................              1.30%                   12.707559                                      -6.27%
                                             to       3,619,369           to       54,334,723       1.34%             to
                                           1.50%                   15.207753                                      -6.18%

    2000.....................              1.30%                   13.857326                                      -2.96%
                                             to       4,080,902           to       66,811,203       1.15%             to
                                           1.50%                   16.550260                                      -2.86%

    1999.....................              1.30%                   14.222855                                       7.10%
                                             to       4,233,885           to       71,153,261       0.64%             to
                                           1.50%                   16.952354                                       7.21%

    1998.....................              1.30%                   12.072205                                      16.04%
                                             to       3,121,166           to       44,587,976       0.00%             to
                                           1.50%                   14.359845                                      16.16%

Fidelity(R) VIP III -
Growth & Income
Portfolio: Service
Class

    2002.....................              0.95%                    7.302351                                     -14.55%
                                             to       4,111,454           to       40,144,780       1.39%             to
                                           1.50%                    9.878811                                     -14.32%

                                          CONTRACT                                                 INVESTMENT
                                          EXPENSE                     UNIT          CONTRACT        INCOME             TOTAL
                                           RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY    RATIO**           RETURN***
                                           -----        -----      ----------     --------------    -------           ---------
    2001.....................              0.95%                   8.913711                                       -6.36%
                                            to        4,759,806           to       56,356,297       1.27%             to
                                           1.50%                   11.991811                                      -6.10%

    2000.....................              0.95%                    9.730074                                      -3.03%
                                            to        5,110,490           to       65,745,565       1.30%             to
                                           1.50%                   13.017658                                      -2.76%

    1999.....................              0.95%                    9.998432                                      -0.02%  05/03/99
                                            to        2,955,835           to       39,277,751       0.58%             to
                                           1.20%                   13.295853                                       7.29%

    1998.....................              0.95%                   11.234174                                      12.34%  02/09/98
                                            to          541,889           to        6,089,222       0.00%             to
                                           1.05%                   11.238560                                      12.39%  02/09/98

Fidelity(R) VIP III - Growth
 & Income Portfolio:
Service Class 2

    2002.....................              0.95%                    7.054552                                     -15.11%
                                            to        2,173,638          to        16,106,148       1.46%             to
                                           2.00%                    7.576104                                     -14.46%

    2001.....................              0.95%                    8.789698                                       -6.74%
                                            to        1,821,302          to        16,478,569       1.14%              to
                                           1.75%                    9.219485                                       -6.18%

    2000.....................              0.95%                   10.007668                                        0.08%  05/01/00
                                            to          221,111          to         2,215,309       0.00%             to
                                           1.90%                   10.023454                                        0.23%  05/01/00

Fidelity(R) VIP III - Growth
Opportunities Portfolio:
Initial Class

    2002.....................              1.30%                    7.768903                                     -13.88%
                                            to       13,468,378          to       195,312,483       1.15%             to
                                           1.50%                   14.777543                                     -13.79%

    2001.....................              1.30%                    9.690930                                      -9.45%
                                            to       17,612,042          to       318,469,359       0.38%             to
                                           1.50%                   18.396183                                      -9.36%

    2000.....................              1.30%                   12.527641                                      -4.37%
                                            to       23,264,360          to       543,358,218       1.22%             to
                                           1.50%                   23.733020                                      -4.27%

    1999.....................              1.30%                   13.480007                                        5.68%
                                            to       31,029,058          to       780,765,374       1.04%              to
                                           1.50%                   25.485371                                        5.79%

    1998.....................              1.30%                   11.481747                                       10.49%
                                            to       33,240,093          to       714,563,281       1.12%              to
                                           1.50%                   21.663515                                       10.61%

Fidelity(R) VIP III - Growth
Opportunities Portfolio:
Service Class

    2002.....................              0.95%                    5.847150                                     -14.06%
                                            to        6,249,786          to        45,713,370       0.98%             to
                                           1.50%                    7.389107                                     -13.71%


    2001.....................              0.95%                    7.300393                                      -9.60%
                                            to        7,611,194          to        69,148,474       0.25%             to
                                           1.50%                    9.174409                                      -9.21%


    2000.....................              0.95%                    9.423798                                      -4.52%
                                            to        9,055,119          to       106,036,685       1.34%             to
                                           1.70%                   11.805110                                      -4.16%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                          CONTRACT                                                 INVESTMENT
                                          EXPENSE                     UNIT          CONTRACT        INCOME             TOTAL
                                           RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY    RATIO**           RETURN***
                                           -----        -----      ----------     --------------    -------           ---------
    1999.....................              0.95%                   10.177440                                       1.77%  05/03/99
                                            to        6,286,451           to       79,452,153       0.97%            to
                                           1.30%                   12.644304                                       5.93%

    1998.....................              0.95%                   10.719748                                       7.20%  02/09/98
                                            to        1,866,486           to       20,013,604       0.00%            to
                                           1.05%                   10.723933                                       7.24%  02/09/98

Fidelity(R) VIP III - Growth
  Opportunities Portfolio:
  Service Class 2

    2002.....................              0.95%                    5.706014                                     -14.35%
                                            to        1,598,560           to        9,645,304       0.88%             to
                                           1.80%                    6.202505                                     -13.77%

    2001.....................              0.95%                    7.221752                                      -9.92%
                                            to        1,620,990           to       12,199,222       0.33%             to
                                           1.95%                    7.713179                                      -9.34%

    2000.....................              0.95%                    9.933371                                      -0.67%  05/01/00
                                            to          265,854           to        2,643,399       0.00%            to
                                           1.70%                    9.945724                                      -0.54%  05/01/00

Fidelity(R) VIP III - Mid
  Cap Portfolio:
  Initial Class

    2002.....................              1.30%        175,903    18.060275        3,176,857       1.01%         -1.90%

    2001.....................              1.30%        170,523    17.975623        3,065,260       0.00%         -6.73%

    2000.....................              1.30%        108,936    17.958421        1,956,319       0.00%         22.98%

    1999.....................              1.30%          3,835    11.269052           43,216       0.00%         12.69%  01/11/99

Fidelity(R) VIP III - Mid
  Cap Portfolio:
  Service Class

    2002.....................              0.95%                   16.521453                                      -2.26%
                                            to        1,282,627           to       23,272,275       0.93%             to
                                           1.60%                   18.217251                                      -1.74%

    2001.....................              0.95%                   16.493939                                      -7.13%
                                            to        1,407,278           to       25,384,907       0.00%             to
                                           1.60%                   18.086132                                      -6.63%

    2000.....................              0.95%                   16.479331                                      22.58%
                                            to        1,170,199           to       20,964,778       0.00%             to
                                           1.75%                   18.023211                                      23.08%

    1999.....................              0.95%                   11.272733                                      12.73%  01/11/99
                                            to           44,393           to          500,604       0.00%             to
                                           1.05%                   11.278035                                      12.78%  01/11/99

Fidelity(R) VIP III - Mid
  Cap Portfolio:
  Service Class 2

    2002.....................              0.95%                   10.241327                                      -2.51%
                                            to        2,165,763           to       28,160,731       0.92%             to
                                           2.05%                   16.648934                                      -1.79%

    2001.....................              0.95%                   10.304131                                      -7.26%
                                            to        1,602,096           to       21,105,366       0.00%             to
                                           1.95%                   16.620780                                      -6.73%

    2000.....................              0.95%                   10.394913                                       3.95%  05/01/00
                                            to          184,012           to        1,914,958       0.00%            to
                                           1.90%                   10.411291                                       4.11%  05/01/00

Fidelity(R) VIP III - Value
  Strategies Portfolio:
  Service Class

    2002.....................              1.10%            195     9.326262            1,819       0.00%         -6.74%  06/03/02

                                          CONTRACT                                                 INVESTMENT
                                          EXPENSE                     UNIT          CONTRACT        INCOME             TOTAL
                                           RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY    RATIO**           RETURN***
                                           -----        -----      ----------     --------------    -------           ---------
Fidelity(R) VIP III - Value
  Strategies Portfolio:
  Service Class 2

    2002.....................              0.95%                    8.814517                                     -11.85%  05/01/02
                                             to          13,809           to          121,858       0.00%            to
                                           1.40%                    8.826866                                     -11.73%  05/01/02

Franklin Templeton VIP - Rising
 Dividends Securities
 Fund - Class I

    2002.....................              1.10%                    9.819725                                      -1.80%  06/03/02
                                             to             658           to            6,462       0.00%            to
                                           1.35%                    9.821425                                      -1.79%  06/03/02

Franklin Templeton VIP - Templeton
  Foreign Securities Fund - Class I

    2002.....................              1.10%            758     9.518884            7,215       0.00%         -4.81%  06/03/02

Gartmore GVIT Emerging Markets
 Fund - Class II

    2002.....................              0.95%                    9.315615                                      -6.84%  02/14/02
                                             to          33,919           to          316,687       0.00%            to
                                           1.40%                    9.344226                                      -6.56%  02/14/02

Gartmore GVIT
 Government Bond
 Fund - Class I

    2002.....................              0.95%                   10.235799                                       2.14%  02/14/02
                                             to         266,939           to        2,767,648       0.47%            to
                                           1.70%                   10.820127                                       2.59%  02/14/02

Gartmore GVIT ID
 Aggressive Fund

    2002.....................              0.95%                    9.416287                                      -5.06%  02/14/02
                                             to          32,152           to          305,586       0.77%            to
                                           1.55%                    9.530829                                      -4.69%  02/14/02

Gartmore GVIT ID
 Conservative Fund

    2002.....................              0.95%                    9.911055                                      -0.86%  02/14/02
                                             to          89,154           to          887,401       0.11%            to
                                           1.85%                    9.963402                                      -0.37%  02/14/02

Gartmore GVIT ID
 Moderate Fund

    2002.....................              0.95%                    9.612443                                      -3.48%  02/14/02
                                             to         421,631           to        4,079,378       0.03%            to
                                           1.85%                    9.689707                                      -3.10%  02/14/02

Gartmore GVIT ID
  Moderately
  Aggressive Fund

    2002.....................              0.95%                    9.510996                                      -4.30%  02/14/02
                                             to         159,236           to        1,528,062       0.01%            to
                                           1.85%                    9.611099                                      -3.89%  02/14/02

Gartmore GVIT ID Moderately
 Conservative Fund

    2002.....................              0.95%                    9.766372                                      -2.11%  02/14/02
                                             to         291,266           to        2,862,333       0.15%            to
                                           1.85%                    9.837672                                      -1.62%  02/14/02

Gartmore GVIT Money
  Market Fund - Class I

    2002.....................              0.95%                    9.978805                                      -0.23%  01/31/02
                                             to         531,787           to        5,352,862       0.58%            to
                                           1.75%                   10.208611                                       0.12%  01/31/02

Gartmore GVIT Small Cap
 Growth Fund - Class II

    2002.....................              0.95%                    8.665840                                     -13.34%  02/14/02
                                             to          50,075           to          436,192       0.00%            to
                                           2.00%                    8.714653                                     -12.85%  02/14/02

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                          CONTRACT                                                 INVESTMENT
                                          EXPENSE                     UNIT          CONTRACT        INCOME             TOTAL
                                           RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY    RATIO**           RETURN***
                                           -----        -----      ----------     --------------    -------           ---------
Gartmore GVIT Small
 Cap Value
 Fund - Class I

    2002.....................              1.10%             84     9.287466              780       0.00%         -7.13% 06/03/02

Gartmore GVIT
 Small Cap Value
 Fund - Class II

    2002.....................              0.95%                    8.614790                                     -13.85% 05/01/02
                                             to          29,281           to          252,583       0.00%            to
                                           1.40%                    8.626946                                     -13.73% 05/01/02

Gartmore GVIT Small
 Company Fund - Class I

    2002.....................              1.35%             82     9.571948              785       0.00%         -4.28%  06/03/02

Gartmore GVIT Small
 Company Fund - Class II

    2002.....................              0.95%                    9.798754                                      -2.01%  02/14/02
                                             to          73,629           to          723,794       0.00%            to
                                           1.60%                    9.838092                                      -1.62%  02/14/02

MFS VIT - Investors
 Growth Series -
 Service Class

    2002.....................              0.95%                    8.513253                                     -14.87%  02/14/02
                                             to          25,154           to          215,142       0.00%            to
                                           2.00%                    8.561429                                     -14.39%  02/14/02

MFS VIT - Mid Cap
 Growth Series -
 Service Class

    2002.....................              0.95%                    7.210961                                     -27.89%  02/14/02
                                             to          45,831           to          331,865       0.00%            to
                                           2.00%                    7.252395                                     -27.48%  02/14/02

MFS VIT - New
 Discovery
 Series - Service Class

    2002.....................              0.95%                    8.578029                                     -14.22%  02/14/02
                                             to          43,491           to          374,879       0.00%             to
                                           2.00%                    8.626481                                     -13.74%  02/14/02

MFS VIT - Value
 Series - Service
 Class
    2002.....................              0.95%                    9.721921                                      -2.78%  02/14/02
                                             to          45,073           to          439,552       0.00%            to
                                           1.70%                    9.764892                                      -2.35%  02/14/02

Oppenheimer
 Capital
 Appreciation
 Fund/VA - Service Class

    2002.....................              0.95%                    8.556720                                     -14.43%  02/14/02
                                             to         162,402           to        1,394,560       0.06%            to
                                           1.75%                    8.596825                                     -14.03%  02/14/02

Oppenheimer Global
 Securities
 Fund/VA - Service Class

    2002.....................              0.95%                    9.440806                                      -5.59%  02/14/02
                                             to         151,976           to        1,441,538       0.01%            to
                                           2.00%                    9.493348                                      -5.07%  02/14/02

Oppenheimer High
 Income
 Fund/VA - Initial Class

    2002.....................              1.10%                    9.565269                                      -4.35%  06/03/02
                                             to             377           to            3,607       0.00%            to
                                           1.35%                    9.566928                                      -4.33%  06/03/02

Oppenheimer Main Street
 Growth & Income
 Fund/VA - Service Class

    2002.....................              0.95%                    9.369256                                      -6.31%  02/14/02
                                             to         143,392           to        1,349,653       0.04%            to
                                           2.00%                    9.421535                                      -5.78%  02/14/02

                                          CONTRACT                                                 INVESTMENT
                                          EXPENSE                     UNIT          CONTRACT        INCOME             TOTAL
                                           RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY    RATIO**           RETURN***
                                           -----        -----      ----------     --------------    -------           ---------
Oppenheimer Main Street
 Small Cap Fund/VA -
 Initial Class

    2002.....................              1.10%          1,829    10.010494           18,309       0.00%          0.10%  06/03/02

Oppenheimer Strategic Bond
 Fund/VA - Service Class

    2002.....................              0.95%                   10.004806                                       0.05%  02/14/02
                                             to         136,610           to        1,372,669       0.84%            to
                                           1.85%                   10.054808                                       0.55%  02/14/02

Putnam VT International
 Growth - IB Shares

    2002.....................              1.10%             24     9.571684              230       0.00%         -4.28%  06/03/02

Putnam VT Small Cap
 Value - IB Shares

    2002.....................              0.95%                    9.819264                                      -1.81%  06/03/02
                                             to           4,937           to           48,481       0.00%           to
                                           1.10%                    9.820281                                      -1.80%  06/03/02

Van Kampen
 LIT -
 Comstock Portfolio -
 Class II

    2002.....................              0.95%                    8.941421                                     -10.59%  02/14/02
                                             to         171,874           to        1,544,439       0.09%            to
                                           2.00%                    8.991419                                     -10.09%  02/14/02

Van Kampen LIT - Emerging
 Growth Portfolio -
 Class II

    2002.....................              0.95%                    8.476645                                     -15.23%  02/14/02
                                             to          42,844           to          364,967       0.04%            to
                                           2.00%                    8.524761                                     -14.75%  02/14/02

VISION Group of Funds -
 Large Cap Growth II

    2002.....................              0.95%                    9.322931                                      -6.77%  06/03/02
                                             to          12,938           to          120,626       0.00%            to
                                           1.10%                    9.323896                                      -6.76%  06/03/02

VISION Group of
 Funds - Large
 Cap Value II

    2002.....................              0.95%                    9.441410                                      -5.59%  06/03/02
                                             to          12,001           to          113,331       0.00%           to
                                           1.35%                    9.444029                                      -5.56%  06/03/02

VISION Group of Funds - Managed
 Allocation Fund - Moderate
 Growth II

    2002.....................              0.95%                    9.889435                                      -1.11%  06/03/02
                                           to            44,640           to          441,497       0.00%           to
                                           1.35%                    9.893527                                      -1.06%  06/03/02
2002 Reserves for annuity contracts in payout phase:                           --------------
    Tax qualified ..................................                                   78,628
    Non-tax qualified ..............................                                  449,087
                                                                               --------------
2002 Contract owners' equity .......................                           $1,497,939,944
                                                                               ==============
2001 Reserves for annuity contracts in payout phase:
    Tax qualified ..................................                                  106,025
    Non-tax qualified ..............................                                  346,567
                                                                               --------------
2001 Contract owners' equity .......................                           $1,877,930,525
                                                                               ==============

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-7
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                           CONTRACT
                                                        OWNERS' EQUITY
                                                        --------------
2000 Reserves for annuity contracts in payout phase:
    Tax qualified ..................................            97,402
    Non-tax qualified ..............................           358,906
                                                        --------------
2000 Contract owners' equity .......................    $2,295,396,163
                                                        ==============

1999 Reserves for annuity contracts in payout phase:
    Tax qualified ..................................            40,484
    Non-tax qualified ..............................           170,949
                                                        --------------
1999 Contract owners' equity .......................    $2,119,954,388
                                                        ==============


1998 Reserves for annuity contracts in payout phase:
    Tax qualified ..................................            43,962
    Non-tax qualified ..............................           142,631
                                                        --------------
1998 Contract owners' equity .......................    $1,576,235,542
                                                        ==============




* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

NATIONWIDE LIFE INSURANCE COMPANY                                     Bulk Rate
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                                                                  Columbus, Ohio
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